 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Michael Gozzillo

400 North Roxbury Drive

Beverly Hills, California 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [68.2%]
FAMC, MTN
1.469%, VAR ICE LIBOR USD 1 Month+-0.100%, 10/29/18	$25,000	$25,000
FFCB
1.659%, VAR ICE LIBOR USD 1 Month+0.090%, 01/29/18	50,000	50,000
1.462%, VAR ICE LIBOR USD 1 Month+0.055%, 06/08/18	50,000	49,998
1.352%, VAR ICE LIBOR USD 1 Month+-0.080%, 11/09/18	50,000	49,998
1.395%, VAR US Federal Funds Effective Rate+-0.025%, 04/25/19	50,000	49,997
1.525%, VAR US Treasury 3 Month Bill Money Market Yield+0.075%, 11/01/19	50,000	49,995
FHLB
1.608%, VAR ICE LIBOR USD 1 Month+0.040%, 03/01/18	50,000	50,000
1.445%, VAR ICE LIBOR USD 3 Month+-0.230%, 03/26/18	50,000	50,000
1.098%, VAR ICE LIBOR USD 3 Month+-0.265%, 04/20/18	50,000	50,000
1.512%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/26/18	50,000	50,000
1.143%, VAR ICE LIBOR USD 3 Month+-0.260%, 05/09/18	50,000	50,000
1.266%, VAR ICE LIBOR USD 3 Month+-0.170%, 05/18/18	25,000	25,001
1.241%, VAR ICE LIBOR USD 3 Month+-0.200%, 05/21/18	50,000	50,000
1.417%, VAR ICE LIBOR USD 1 Month+-0.135%, 07/27/18	50,000	50,000
1.391%, VAR ICE LIBOR USD 1 Month+-0.120%, 11/21/18	50,000	50,000

Description	Face Amount (000)	Value (000)
FHLB DN (A)
1.115%, 01/03/18	$50,000	$49,997
1.241%, 01/05/18	100,000	99,986
1.090%, 01/10/18	120,000	119,967
1.137%, 01/12/18	150,000	149,948
1.098%, 01/17/18	50,000	49,976
1.099%, 01/19/18	100,000	99,945
1.252%, 01/24/18	150,000	149,880
1.132%, 01/26/18	100,000	99,922
1.146%, 01/31/18	114,000	113,892
1.140%, 02/02/18	120,100	119,979
1.233%, 02/05/18	100,000	99,880
1.233%, 02/06/18	50,000	49,939
1.187%, 02/07/18	100,000	99,879
1.192%, 02/09/18	100,000	99,871
1.220%, 02/14/18	150,000	149,777
1.297%, 02/16/18	123,000	122,797
1.269%, 02/20/18	50,000	49,912
1.132%, 02/21/18	100,000	99,840
1.128%, 02/23/18	50,000	49,917
1.290%, 02/28/18	50,000	49,896
1.297%, 03/02/18	100,000	99,785
1.142%, 03/09/18	64,000	63,865
1.147%, 03/14/18	8,000	7,982
1.319%, 03/16/18	100,000	99,730
1.185%, 03/23/18	50,000	49,867
1.182%, 03/28/18	50,000	49,860
1.480%, 06/08/18	50,000	49,678

Total U.S. Government Agency Obligations
(Cost $3,045,956)		3,045,956

Municipal Bonds [4.0%]
California [0.9%]
California State, Community Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.160%, 01/04/18(B)(C) (D)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.160%, 01/04/18(B)(C) (D)	23,910	23,910

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.170%, 01/04/18(B)(C) (D)	$9,000	$9,000

Total California		40,910

New York [2.1%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.050%, 01/04/18(B)(C)	13,500	13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.060%, 01/04/18(B)(C)	9,350	9,350
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.170%, 01/04/18(B)(C) (D)	23,800	23,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.150%, 01/04/18(B)(C) (D)	13,800	13,800
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
0.050%, 01/04/18(B)(C) (D)	15,000	15,000
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.180%, 01/04/18(B)(C) (D)	20,000	20,000

Total New York		95,450

Texas [0.6%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.210%, 01/04/18(B)(C) (D)	12,995	12,995

Description	Face Amount (000)	Value (000)
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.200%, 01/04/18(B)(C) (D)	$12,890	$12,890

Total Texas		25,885

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.210%, 01/04/18(B)(C) (D)	16,295	16,295

Total Municipal Bonds
(Cost $178,540)		178,540

Repurchase Agreements [24.0%]
Barclays (E)
1.350%, dated 12/29/17, repurchased on 01/02/18, repurchase price $95,014,250 (collateralized by various U.S. Government obligations, par values ranging from $300 to $36,201,600, 0.000% - 3.625%, 03/31/18 - 05/15/23; with a total market value of $96,900,008)	95,000	95,000
Goldman Sachs (E)
1.300%, dated 12/29/17, repurchased on 01/02/18, repurchase price $125,018,056 (collateralized by various U.S. Government obligations, par values ranging from $100 to $50,731,100, 0.000% - 6.625%, 08/15/18 - 05/15/38; with a total market value of $126,881,769)	125,000	125,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)/Shares	Value (000)
Wells Fargo (E)
0.340%, dated 12/29/17, repurchased on 01/02/18, repurchase price $850,032,111 (collateralized by various U.S. Government obligations, par values ranging from $111,603 to $332,594,058, 3.500% - 4.000%, 09/20/32 - 11/20/47; with a total market value of $867,000,001)	$850,000	$850,000

Total Repurchase Agreements
(Cost $1,070,000)		1,070,000

Short-Term Investment [3.3%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.150%**	148,575,192	148,575

Total Short-Term Investment
(Cost $148,575)		148,575

Total Investments [99.5%]
(Cost $4,443,071)		$4,443,071

Percentages are based on Net Assets of $4,464,079 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2017.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Put and Demand Feature — The date reported is the next reset or put date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Freddie Mac
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
VAR — Variable

The following is a list of the inputs used as of December 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,045,956	$—	$3,045,956
Municipal Bonds	—	178,540	—	178,540
Repurchase Agreements	—	1,070,000	—	1,070,000
Short-Term Investment	148,575	—	—	148,575
Total Investments in Securities	$148,575	$4,294,496	$—	$4,443,071

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [54.4%]
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	$874	$872
U.S. Treasury Notes
2.375%, 12/31/20	4,500	4,551
2.125%, 12/31/21	5,825	5,826
2.000%, 11/30/20	2,500	2,502
1.875%, 05/31/22	4,365	4,315
1.875%, 08/31/24	2,805	2,730
1.625%, 06/30/20	2,800	2,779
1.520%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/19	3,700	3,703
1.500%, 01/31/22	5,500	5,365
1.375%, 12/15/19	6,440	6,377
1.375%, 02/15/20	5,000	4,945
1.375%, 04/30/20	750	741
1.375%, 10/31/20	4,000	3,935
1.375%, 09/30/23	4,570	4,353

Total U.S. Treasury Obligations
(Cost $53,495)		52,994

U.S. Government Agency Obligations [24.2%]
FFCB
1.691%, VAR ICE LIBOR USD 1 Month+0.190%, 09/20/19	4,900	4,920
FHLB
1.375%, 09/13/19	2,795	2,769
FNMA
1.875%, 02/19/19	3,825	3,826
1.750%, 06/20/19	4,525	4,517
1.250%, 08/17/21	5,000	4,845
FNMA, Pool AM0834
1.690%, 10/01/19	2,683	2,662

Total U.S. Government Agency Obligations
(Cost $23,762)		23,539

U.S. Government Mortgage-Backed Obligations [17.3%]
FHLMC, Ser 2016-4635, Cl EG
2.500%, 12/15/46	2,803	2,782
FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	4,713	4,716
FHLMC REMIC, Ser 2011-3874, Cl JA
3.000%, 04/15/25	693	696
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	58	58
FNMA, Pool AL5866
2.730%, 08/01/22	1,975	1,994
FNMA, Pool AS4877
3.000%, 04/01/30	2,024	2,066
FNMA, Pool FN0004
3.619%, 12/01/20	4,092	4,227

Description	Face Amount (000) / Shares	Value (000)
FNMA ARM, Pool 766620
3.351%, VAR ICE LIBOR USD 12 Month+1.648%, 03/01/34	$102	$107
GNMA, Pool 329656
8.000%, 08/15/22	3	3
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	3	4
GNMA ARM, Pool G2 81318
2.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	136	142
GNMA ARM, Pool G2 81447
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	33	35

Total U.S. Government Mortgage-Backed Obligations
(Cost $16,989)		16,832

Short-Term Investment** [3.6%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	3,487,531	3,488

Total Short-Term Investment
(Cost $3,488)		3,488

Total Investments [99.5%]
(Cost $97,734)		$96,853

Percentages are based on Net Assets of $97,345 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2017.

ARM — Adjustable Rate Mortgage
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
USD — United States Dollar
VAR — Variable

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Government Bond Fund

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$52,994	$—	$52,994
U.S. Government Agency Obligations	—	23,539	—	23,539
U.S. Government Mortgage-Backed Obligations	—	16,832	—	16,832
Short-Term Investment	3,488	—	—	3,488
Total Investments in Securities	$3,488	$93,365	$—	$96,853

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [83.9%]
Auto-Med and Heavy Duty Trks [1.9%]
PACCAR Financial, MTN
1.750%, 08/14/18	$2,600	$2,599

Automotive [9.6%]
American Honda Finance, MTN
1.700%, 09/09/21	2,500	2,435
Daimler Finance North America
1.843%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	2,500	2,499
Ford Motor Credit
2.551%, 10/05/18	2,000	2,006
2.375%, 01/16/18	1,000	1,000
General Motors Financial
5.250%, 03/01/26	1,250	1,374
Hyundai Capital America, MTN
2.600%, VAR ICE LIBOR USD 3 Month+1.000%, 09/18/20(A)	1,000	1,003
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,933

Total Automotive		13,250

Banks [10.9%]
Bank of Montreal, MTN
2.166%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	1,200	1,203
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,502
Capital One
2.350%, 08/17/18	500	501
1.850%, 09/13/19	1,500	1,485
National Australia Bank
4.375%, 12/10/20(A)	751	789
Nordea Bank, MTN
2.375%, 04/04/19(A)	1,000	1,002
PNC Bank
2.700%, 11/01/22	2,500	2,488
Standard Chartered, MTN
1.700%, 04/17/18(A)	3,000	2,997
Svenska Handelsbanken
1.883%, VAR ICE LIBOR USD 3 Month+0.360%, 09/08/20	2,000	2,003
Westpac Banking
4.875%, 11/19/19	65	68

Total Banks		15,038

Broadcasting & Cable [2.8%]
CBS
4.300%, 02/15/21	1,400	1,463

Description	Face Amount (000)	Value (000)
Comcast Cable Communications Holdings
9.455%, 11/15/22	$1,800	$2,352

Total Broadcasting & Cable		3,815

Computer System Design & Services [2.3%]
Apple
3.450%, 05/06/24	3,000	3,111

Diagnostic Equipment [0.5%]
Danaher
1.650%, 09/15/18	700	699

Drugs [0.7%]
AbbVie
2.500%, 05/14/20	1,000	1,003

Electric Utilities [1.1%]
Exelon Generation
3.400%, 03/15/22	1,500	1,525

Electric-Distribution [0.7%]
Commonwealth Edison
6.950%, 07/15/18	1,000	1,027

Food, Beverage & Tobacco [3.8%]
Anheuser-Busch InBev Finance
2.650%, 02/01/21	3,000	3,015
Kraft Heinz Foods
2.000%, 07/02/18	1,000	1,000
Molson Coors Brewing
1.450%, 07/15/19	1,250	1,234

Total Food, Beverage & Tobacco		5,249

Food-Confectionery [0.2%]
JM Smucker
2.500%, 03/15/20	250	251

Insurance [1.4%]
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,001

Investment Banker/Broker Dealer [1.0%]
Jefferies Group
5.125%, 01/20/23	1,300	1,409

Medical Labs and Testing Srv [1.1%]
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,500	1,504

Medical Products & Services [1.9%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,615

Medical-HMO [1.1%]
UnitedHealth Group
1.625%, 03/15/19	1,500	1,492

Motorcycle/Motor Scooter [1.8%]
Harley-Davidson Funding
6.800%, 06/15/18(A)	2,500	2,553

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Multi-line Insurance [2.9%]
Genworth Holdings
7.700%, 06/15/20	$1,400	$1,409
MetLife
4.750%, 02/08/21	2,400	2,569

Total Multi-line Insurance		3,978

Petroleum & Fuel Products [8.9%]
BP Capital Markets
3.814%, 02/10/24	2,500	2,628
Korea National Oil, MTN
2.750%, 01/23/19(A)	1,500	1,499
Shell International Finance BV
4.300%, 09/22/19	125	129
3.400%, 08/12/23	2,500	2,596
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,365
Total Capital International
2.875%, 02/17/22	4,000	4,055

Total Petroleum & Fuel Products		12,272

Real Estate [1.9%]
Prologis
4.250%, 08/15/23	2,500	2,676

Real Estate Investment Trusts [4.0%]
HCP
3.150%, 08/01/22	1,000	1,010
Kimco Realty
6.875%, 10/01/19	1,080	1,161
Simon Property Group
2.500%, 09/01/20	2,000	2,007
Welltower
3.750%, 03/15/23	1,250	1,295

Total Real Estate Investment Trusts		5,473

Regional Authority [1.5%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,095

Retail [3.2%]
AutoZone
4.000%, 11/15/20	1,400	1,453
Costco Wholesale
2.150%, 05/18/21	3,000	2,987

Total Retail		4,440

Security Brokers & Dealers [13.2%]
Citigroup
2.911%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	1,000	1,029
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,279
Deutsche Bank, MTN
2.850%, 05/10/19	1,450	1,455

Description	Face Amount (000) / Shares	Value (000)
Goldman Sachs Group, MTN
2.762%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	$2,700	$2,732
HSBC Holdings
3.400%, 03/08/21	2,500	2,555
JPMorgan Chase
6.300%, 04/23/19	2,000	2,106
6.000%, 01/15/18	405	405
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,131
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,073
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,505

Total Security Brokers & Dealers		18,270

Telephones & Telecommunications [4.6%]
America Movil
5.000%, 03/30/20	2,600	2,740
AT&T
3.600%, 02/17/23	2,000	2,046
Verizon Communications
3.125%, 03/16/22	1,500	1,521

Total Telephones & Telecommunications		6,307

Trucking & Leasing [0.9%]
Penske Truck Leasing
4.875%, 07/11/22(A)	1,100	1,187

Total Corporate Bonds
(Cost $115,297)		115,839

Asset-Backed Securities [5.8%]
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A1
1.400%, 11/20/18(A)	2,109	2,109
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	2,000	1,982
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/20(A)	4,000	4,005

Total Asset-Backed Securities
(Cost $8,124)		8,096

Closed-End Fund [2.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund(B)	338,919	3,043

Total Closed-End Fund
(Cost $3,452)		3,043

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000) / Shares	Value (000)
Foreign Government Bond [1.9%]
Security Brokers & Dealers [1.9%]
Mizuho Financial Group
2.416%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	$2,600	$2,618

Total Foreign Government Bond
(Cost $2,611)		2,618

Municipal Bonds [1.9%]
California [1.0%]
State of California, GO
6.200%, 03/01/19	1,300	1,363

New York [0.9%]
New York State, Urban Development, RB
2.790%, 03/15/21	1,205	1,219

Total Municipal Bonds
(Cost $2,594)		2,582

Repurchase Agreement [2.2%]
Barclays (C)
1.350%, dated 12/29/17, repurchased on 01/02/18, repurchase price $3,000,450 (collateralized by various U.S. Government obligations, par values ranging from $100 to $2,367,100, 0.000% to 5.500%, 05/24/2018 to 08/15/2028; with a total market value of $3,060,068)	3,000	3,000

Total Repurchase Agreement
(Cost $3,000)		3,000

Short-Term Investment** [1.2%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	1,670,270	1,670

Total Short-Term Investment
(Cost $1,670)		1,670

Total Investments [99.1%]
(Cost $136,748)		$136,848

Percentages are based on Net Assets of $138,060 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2017.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $21,774 (000), representing 15.8% of the net assets of the Fund.
(B)	Security is considered illiquid. The total market value of such security as of December 31, 2017 was $3,043 (000) and represented 2.21% of net assets of the Fund.
(C)	Tri-Party Repurchase Agreement.

Cl — Class
GO — General Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
USD — United States Dollar
VAR — Variable

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$115,839	$—	$115,839
Asset-Backed Securities	—	8,096	—	8,096
Closed-End Fund	3,043	—	—	3,043
Foreign Government Bond	—	2,618	—	2,618
Municipal Bonds	—	2,582	—	2,582
Repurchase Agreement	—	3,000	—	3,000
Short-Term Investment	1,670	—	—	1,670
Total Investments in Securities	$4,713	$132,135	$—	$136,848

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [95.6%]
California [92.8%]
Anaheim, Housing & Public Improvements Authority, Ser A, RB
5.000%, 10/01/26	$500	$622
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	600	700
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
5.000%, 08/01/20	500	544
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	579
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	628
California State, Department of Water Resources, Ser F-3, RB
Pre-Refunded @ 100
4.375%, 05/01/18(A)	200	202
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	119
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	118
California State, GO
5.250%, 09/01/22	1,000	1,155
California State, GO
5.000%, 11/01/19	1,000	1,061
California State, GO
5.000%, 09/01/20	1,000	1,088
California State, GO
5.000%, 12/01/21	1,000	1,124
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,119
California State, GO
5.000%, 11/01/24	1,000	1,198
California State, GO
5.000%, 08/01/26	1,000	1,236
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,178
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	588

Description	Face Amount (000)	Value (000)
California State, GO
4.000%, 02/01/19	$1,000	$1,027
California State, GO
3.000%, 12/01/32(B)	1,000	1,020
California State, GO, Ser E
0.936%, 12/01/29(B)	1,500	1,504
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
Callable 01/01/18 @ 100
0.670%, 09/01/38(B) (C)	1,000	1,000
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(B)	975	1,058
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	128
California State, Infrastructure & Economic Development Bank, RB
5.000%, 05/15/28	1,000	1,283
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,141
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	445	465
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	555
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,819
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	273
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	614
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	983
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Pre-Refunded @ 100
5.250%, 10/01/19(A)	250	266

CITY NATIONAL ROCHDALE FUNDS | 9

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	$900	$1,088
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	297
California Statewide, Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	350	414
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	220	225
Central Basin, Municipal Water District, Ser A, RB, AGM
Callable 08/01/26 @ 100
5.000%, 08/01/28	885	1,075
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,149
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	404
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	528
Culver, Redevelopment Agency Successor Agency, TA
5.000%, 11/01/28	1,000	1,278
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,031
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	518
Gavilan, Joint Community College District, GO
Callable 08/01/27 @ 100
4.000%, 08/01/29	1,000	1,147
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,053
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,048
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	565

Description	Face Amount (000)	Value (000)
Inglewood, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 05/01/23	$500	$579
JPM Chase Putters, Ser 2015-ZF0159, GO
1.860%, 08/01/22(B) (D) (E)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0183, RB
0.260%, 12/01/22(B) (D) (E)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0184, RB
1.810%, 12/01/22(B) (D) (E)	1,000	1,000
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,141
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	616
Long Beach, Unified School District, Election of 2008, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/19(A)	2,010	2,127
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,245
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	571
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	611
Los Angeles, Department of Airports, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	476
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	668
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/19	500	526
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	588
Los Angeles, Department of Water & Power, Waterworks Revenue, Ser A, RB
Callable 01/01/27 @ 100
5.000%, 07/01/30	1,000	1,233

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	$575	$600
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	601
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	302
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,091
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	356
Los Angeles, Wastewater System Revenue, Sub-Ser C, RB
1.350%, 06/01/18	615	614
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	546
North City, West School Facilities Financing Authority, Sub-Ser A, SPL Tax, AGM
5.000%, 09/01/20	1,000	1,085
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB, AGC
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	509
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	373
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	712
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	302
Riverside County, RB
2.000%, 06/29/18	1,000	1,003
Riverside County, Transportation Commission, Ser A, RB
Callable 06/01/23 @ 100
5.250%, 06/01/28	500	591
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,125

Description	Face Amount (000)	Value (000)
Roseville, Finance Authority, RB
4.000%, 02/01/18	$500	$501
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	550
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	857
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	433
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,221
San Francisco City & County, Open Space Fund, Various Park Projects, RB, NATL
Callable 02/01/18 @ 100
3.750%, 07/01/18	500	501
San Francisco City & County, Public Utilities Commission, Wastewater Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,218
San Francisco City & County, Public Utilities Commission, Water Revenue, RB
Callable 11/01/26 @ 100
5.000%, 11/01/29	680	839
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
5.000%, 11/01/20	250	274
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	599
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 02/01/18 @ 100
5.250%, 08/01/18	345	345
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,070

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	$500	$585
San Leandro Unified School District, GO, BAM
5.000%, 08/01/24	325	389
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,225
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	795
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	532
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	535
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	249
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	249
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	248
Turlock, Irrigation District, Ser 2014, RB
5.000%, 01/01/19	200	207
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	597
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	605	704
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	540
University of California, Ser AT, RB
1.400%, 05/15/46(B)	2,000	1,969
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	2,000	2,500

Description	Face Amount (000)/Shares	Value (000)
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	$500	$568
University of California, Ser M, RB
Callable 05/15/27 @ 100
5.000%, 05/15/29	1,000	1,243
Ventura County, Community College District, GO
Callable 08/01/21 @ 100
5.000%, 08/01/24	385	430
Ventura County, Public Financing Authority, Ser A, RB
5.000%, 11/01/19	500	532
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	311
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,232

Total California		85,454

New York [1.5%]
New York City, Water & Sewer System, RB
Callable 01/02/18 @ 100
1.780%, 06/15/48(B)	1,365	1,365

Virginia [1.3%]
Virginia State, Public Building Authority, Ser A, RB
5.000%, 08/01/24	1,000	1,190

Total Municipal Bonds
(Cost $86,820)		88,009

Affiliated Registered Investment Company [0.5%]
City National Rochdale Municipal High Income Fund, Cl N‡	46,211	500

Total Affiliated Registered Investment Company
(Cost $500)		500

Repurchase Agreement [2.2%]
Barclays
1.350%, dated 12/31/17, repurchased on 01/02/18, repurchase price $2,000,300 (collateralized by various U.S. Government obligations, par values ranging from $100 to $2,029,200, 0.000% - 8.125%, 05/24/18 - 08/15/21; with a total market value of $2,040,097	2,000	2,000

Total Repurchase Agreement
(Cost $2,000)		2,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Shares	Value (000)
Short-Term Investment** [1.5%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	1,403,577	$1,404

Total Short-Term Investment
(Cost $1,404)		1,404

Total Investments [99.8%]
(Cost $90,724)		$91,913

Percentages are based on Net Assets of $92,106 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2017.
‡	Investment in Affiliate.
(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2017.
(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $3,000 (000), representing 3.3% of the net assets of the Fund.

AGC — American Guarantee Corporation
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
COP — Certificate of Participation
EPA — Environmental Protection Agency
ETM — Escrowed to Maturity
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$88,009	$—	$88,009
Affiliated Registered Investment Company	500	—	—	500
Repurchase Agreement	—	2,000	—	2,000
Short-Term Investment	1,404	—	—	1,404
Total Investments in Securities	$1,904	$90,009	$—	$91,913

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 (000):

City National Rochdale Municipal High Income Fund, Class N
Beginning balance as of 9/30/17	$531
Purchases at Cost	1,250
Proceeds from Sales	(1,282)
Realized Gain (Loss)	8
Unrealized Gain (Loss)	(7)
Ending balance as of 12/31/17	$500
Dividend Income	$2

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [95.3%]
Alabama [1.4%]
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	$4,315	$4,475
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,525
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
7.750%, 10/01/23(A)	2,500	2,095

Total Alabama		17,095

Alaska [0.5%]
Northern Tobacco Securitization, Ser A, RB
Callable 01/17/18 @ 100
5.000%, 06/01/46	6,000	5,805

Arizona [1.9%]
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	995
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,500	1,481
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	596
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
4.250%, 11/15/26	445	443
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(B)	1,400	1,524
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,432

Description	Face Amount (000)	Value (000)
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	$1,500	$1,663
Salt Verde Financial, Gas Revenue, RB
5.000%, 12/01/37	8,000	10,000
Tempe, Industrial Development Authority, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	1,231
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	2,069

Total Arizona		23,434

California [7.8%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 07/01/19(C)	6,500	6,997
California Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,485
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,743
California State, Municipal Finance Authority, Windsor Mobile Country Club, RB
Callable 11/15/27 @ 100
4.000%, 11/15/37	200	210
California State, Municipal Finance Authority, Windsor Mobile Country Club, RB
Callable 11/15/27 @ 100
3.250%, 11/15/32	625	628
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B)	5,000	5,639
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 02/01/18 @ 100
5.000%, 11/21/45(B)	1,975	2,008

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	$5,000	$5,806
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,112
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(B)	500	563
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,219
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,093
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	626
California Statewide, Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45	3,155	2,570
California Statewide, Financing Authority, Ser C, RB
Callable 01/17/18 @ 8
0.000%, 06/01/55(D)	50,000	2,359
Folsom Ranch Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,562
Folsom Ranch Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,179
Fontana City, Community Facilities District No. 80, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/46	755	858

Description	Face Amount (000)	Value (000)
Golden State, Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 01/17/18 @ 100
5.125%, 06/01/47	$7,280	$7,274
Golden State, Tobacco Securitization, RB
Callable 01/17/18 @ 100
5.750%, 06/01/47	9,230	9,294
Inland Empire, Tobacco Securitization Authority, RB
Callable 01/17/18 @ 30
6.876%, 06/01/36(D)	25,000	7,530
Lake Elsinore, Public Financing Authority, SPL Tax
Callable 09/01/25 @ 100
5.000%, 09/01/35	2,650	2,974
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,650
Northern California, Gas Authority No. 1, Ser B, RB
1.389%, 07/01/27(E)	5,000	4,867
Northern California,Tobacco Securitization Authority, Ser A-1, RB
Callable 01/17/18 @ 100
5.375%, 06/01/38	4,650	4,657
Palomar Pomerado, Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30	3,920	4,270
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,144
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,164
San Mateo, Community Facilities District, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,107
Southern California, Public Power Authority, Ser A, RB
2.392%, 11/01/38(E)	2,500	2,352
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 01/17/18 @ 100
5.000%, 06/01/37	3,000	3,007

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
West Hills, Community College District, Ser B, GO, AGM
Callable 08/01/31 @ 100
7.400%, 08/01/26(A)	$2,250	$2,118

Total California		97,065

Colorado [6.7%]
Amber Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,065	1,071
Amber Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	754
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,678
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,860	2,900
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	1,500	1,545
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,463
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,541
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	2,954
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	542
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,220	1,251
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,018

Description	Face Amount (000)	Value (000)
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	$2,000	$2,035
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
6.250%, 12/01/44	2,860	3,306
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
5.500%, 12/01/45	2,345	2,661
Clear Creek Station Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,022
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,977
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	915	937
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(B)	2,655	2,674
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(B)	1,515	1,526
Colorado State, Health Facilities Authority, Sunny Vista Living Center, Ser A, RB
Callable 12/01/25 @ 100
6.125%, 12/01/45(B)	1,000	1,061
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,239
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	8,638

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(B)	$1,835	$1,847
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(B)	2,305	2,311
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,094
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,046
Flatiron Meadows Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	1,995
Great Western Park Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,846
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	1,250	1,268
Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	2,590	2,616
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	1,250	1,275
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,499
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,209
Sierra Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,548
Solaris Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	734
Solaris Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,629

Description	Face Amount (000)	Value (000)
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	$3,675	$3,733
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,000	984
Southlands Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	544
Southlands Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	1,000	1,077
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	322
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	107
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	360
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	575	621
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	241
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	685	698
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,532

Total Colorado		82,929

Connecticut [0.8%]
Harbor Point Infrastructure Improvement District, TA
Callable 04/01/27 @ 100
5.000%, 04/01/39(B)	4,500	4,947

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
JPMorgan Chase, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
8.270%, 12/01/45(B)(E) (F)	$3,335	$4,825

Total Connecticut		9,772

Delaware [0.2%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,092

District of Columbia [0.2%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44(A)	2,000	2,535

Florida [5.6%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	1,000	1,113
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,778
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	960	1,003
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 02/01/18 @ 100
7.000%, 01/01/35(E) (G)	815	771
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 02/01/18 @ 100
5.750%, 01/01/50(G)	945	857
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(G)	3,390	2,795
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(G)	1,000	824

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB, AMT
5.625%, 01/01/47(B)(E)	$8,000	$8,332
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	5,209
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	1,000	1,057
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,170
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,258
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(B)(G)	1,350	1,088
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(B)(G)	3,000	2,385
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	970	1,141
Lakewood Ranch Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,948
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,600
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,645

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(C)	$5,200	$6,199
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,642
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,436
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,427
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	603
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(C)	3,000	3,321
Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,995	2,946

Total Florida		69,548

Georgia [1.6%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,922
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,089
Fayette County Hospital Authority, Piedmont Healthcare Project, RB
Callable 07/01/26 @ 100
5.000%, 07/01/46	10,000	11,427
Greene County, Development Authority, GLEN-I Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(B)	3,400	3,450

Description	Face Amount (000)	Value (000)
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	$810	$929

Total Georgia		19,817

Hawaii [0.6%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Pre-Refunded @ 100
8.750%, 11/15/19(C)	2,160	2,422
Hawaii State, Department of Budget & Finance, Hawaiian Electric Project, RB, AMT
Callable 03/01/27 @ 100
4.000%, 03/01/37	5,115	5,339

Total Hawaii		7,761

Illinois [10.1%]
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,081
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,672
Chicago Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,000	6,071
Chicago Board of Education, Ser C, GO
Callable 12/01/18 @ 100
5.000%, 12/01/21	1,000	1,012
Chicago Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,063
Chicago Illinois, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,400
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,237
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,413
Chicago, Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/28	1,000	1,163

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chicago, Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/30	$1,025	$1,177
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	2,050	2,369
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.500%, 05/15/54	5,000	5,014
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	3,000	2,975
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/54	3,000	2,901
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(C)	4,000	4,573
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(C)	1,825	2,087
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,533
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,290
Illinois State, Finance Authority, Presence Health Network, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,103
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,123
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,659

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	$1,000	$1,060
Illinois State, Finance Authority, University of Chicago, RB
Callable 10/01/25 @ 100
5.000%, 10/01/40	10,000	11,492
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,742
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	1,500	1,607
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	2,500	2,368
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(B)	2,500	2,362
Illinois State, Ser A, GO
Callable 01/01/22 @ 100
4.000%, 01/01/23	3,000	3,040
Metropolitan Washington, Pier & Exposition Authority, RB
Callable 12/15/27 @ 100
5.000%, 06/15/57	2,500	2,716
Sales Tax Securitization, RB
Callable 01/01/28 @ 100
5.000%, 01/01/29	1,000	1,229
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,233
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/01/18 @ 100
5.350%, 03/01/31	75	52
State of Illinois, Ser A, GO
Callable 12/01/27 @ 100
5.000%, 12/01/35	5,000	5,363
State of Illinois, Ser D, GO
3.250%, 11/01/26	8,175	7,651
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,718

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Village of Hodgkins Illinois, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	$5,200	$5,264

Total Illinois		125,813

Indiana [1.9%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(B)	1,265	1,340
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	3,000	3,253
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,807
ChestertonTown, Storypoint Chesterton Project, Ser A-1, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,100	2,205
Indiana State, Finance Authority, Republic Services Project, RB, AMT
Pre-Refunded @ 100
1.300%, 05/01/34(C)(E)	3,500	3,500
Indiana State, Finance Authority, Republic Services Project, RB, AMT
1.300%, 12/01/37(E)	2,000	2,000
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,909
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,361
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,374

Total Indiana		23,749

Iowa [0.4%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,122
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 02/01/18 @ 100
5.625%, 06/01/46	1,665	1,665

Description	Face Amount (000)	Value (000)
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 02/01/18 @ 100
5.500%, 06/01/42	$1,180	$1,184

Total Iowa		4,971

Kansas [0.6%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,679
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	2,500	2,678
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	537
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	2,000	2,029

Total Kansas		7,923

Kentucky [1.9%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/36	1,250	1,337
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,745
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	4,000	4,204
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.500%, 06/01/20(C)	2,960	3,291

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/20(C)	$1,000	$1,109
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,326
Louisville, Louisville Gas and Electric Company Project, RB
1.500%, 10/01/33(E)	3,000	2,989

Total Kentucky		24,001

Louisiana [1.1%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,665	5,898
Louisiana Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,237
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	2,000	2,064
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39	1,435	14
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B)	1,319	13
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39	3,474	35

Total Louisiana		13,261

Maryland [1.4%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,045

Description	Face Amount (000)	Value (000)
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	$1,425	$1,476
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	748
Howard County, Downtown Columbia Project, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,279
Howard County, Downtown Columbia Project, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	1,022
Maryland, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	3,000	3,165
Maryland, Economic Development, Transportation Facilities Project, Ser A, RB
Callable 06/01/28 @ 100
5.000%, 06/01/31	1,000	1,140
Maryland, Economic Development, Transportation Facilities Project, Ser A, RB
Callable 06/01/28 @ 100
5.000%, 06/01/32	500	569
Maryland, Economic Development, Transportation Facilities Project, Ser A, RB
Callable 06/01/28 @ 100
5.000%, 06/01/35	1,250	1,417
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,098
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	805
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,293

Total Maryland		18,057

Massachusetts [1.0%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,625

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	$6,120	$6,219
Massachusetts State, Development Finance Agency, Newbridge Charles, RB
Callable 10/01/22 @ 105
5.000%, 10/01/47(B)	1,250	1,356
Massachusetts State, Development Finance Agency, Newbridge Charles, RB
Callable 10/01/22 @ 105
5.000%, 10/01/57(B)	2,500	2,702

Total Massachusetts		12,902

Michigan [2.1%]
Calhoun County, Hospital Finance Authority, Oaklawn Hospital, RB
Callable 02/15/27 @ 100
5.000%, 02/15/47	3,000	3,237
Grand Rapids, Economic Development, Beacon Hill Eastgate Project, RB
Callable 11/01/24 @ 103
5.000%, 11/01/37	600	639
Grand Rapids, Economic Development, Beacon Hill Eastgate Project, RB
Callable 11/01/24 @ 103
5.000%, 11/01/47	1,390	1,467
Grand Rapids, Economic Development, Beacon Hill Eastgate Project, RB
Callable 11/01/24 @ 103
5.000%, 11/01/52	1,185	1,241
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,466
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,756
Michigan State, Finance Authority, Public School Academy - Cesar Chavez Project, RB
Callable 02/01/20 @ 101
5.750%, 02/01/33	4,000	4,086

Description	Face Amount (000)	Value (000)
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/01/18 @ 100
5.875%, 12/01/30	$2,000	$1,953
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 01/17/18 @ 100
6.000%, 06/01/34	2,000	1,997
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 01/17/18 @ 100
5.125%, 06/01/22	2,860	2,856
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	2,018

Total Michigan		25,716

Minnesota [0.6%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	4,000	4,111
Dakota County, Community Development Agency, RB
Callable 08/01/22 @ 100
5.000%, 08/01/51(B)	1,250	1,268
Saint Paul Park, Presbyterian Homes Bloomington Project, RB
Callable 09/01/24 @ 100
5.000%, 09/01/42	1,000	1,056
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,191

Total Minnesota		7,626

Missouri [3.9%]
Blue Springs, Improvement Adams Farm Project, Ser A, SPL Tax
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,463
Branson, Industrial Development Authority, Branson Shoppes Redevelopment, RB
Callable 11/01/25 @ 100
3.900%, 11/01/29	1,050	1,059

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	$1,000	$970
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	479
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	482
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	1,000	1,044
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(B)	1,150	1,180
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(C)	3,000	3,432
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,065
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,061
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	3,000	3,163
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	4,500	4,738

Description	Face Amount (000)	Value (000)
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	$5,000	$5,246
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	5,000	5,001
St. Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 02/01/18 @ 100
7.000%, 08/15/32	975	975
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	3,000	3,024
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	2,000	2,022
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
5.000%, 11/15/41	1,250	1,284
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
5.000%, 11/15/46	1,500	1,535
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
4.000%, 11/15/36	1,250	1,180
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,312
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,500	1,529

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	$2,500	$2,507

Total Missouri		48,751

Nebraska [0.6%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,122
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	6,130

Total Nebraska		7,252

Nevada [0.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,496
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(B)	3,500	3,314
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	1,000	1,032
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	100	110
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,657

Total Nevada		9,609

New Jersey [1.9%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	2,850	3,138
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	2,500	2,715

Description	Face Amount (000)	Value (000)
South Jersey, Port Authority, Marine Terminal, Ser S, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	$750	$816
Tobacco Settlement Financing, Ser 1A, RB
Callable 01/17/18 @ 100
5.000%, 06/01/29	5,000	5,000
Tobacco Settlement Financing, Ser 1A, RB
Callable 01/17/18 @ 100
5.000%, 06/01/41	12,000	11,645

Total New Jersey		23,314

New Mexico [0.3%]
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,399

New York [7.8%]
Brooklyn Arena, Barclays Center Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/30	1,500	1,731
Brooklyn Arena, Barclays Center Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/42	5,000	5,659
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/25 @ 100
5.000%, 11/15/45	5,000	5,709
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,857
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 02/01/18 @ 100
2.000%, 01/01/49	1,728	294
Nassau County, Tobacco Settlement, RB
Callable 02/01/18 @ 100
5.125%, 06/01/46	10,120	10,120
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB, ST AID WITHHLDG
Callable 01/15/26 @ 100
4.000%, 07/15/45	10,000	10,739

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 01/17/18 @ 100
5.000%, 06/01/45	$5,800	$5,574
New York State, Transportation Development, American Airlines, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	5,500	5,913
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,650
New York, Liberty Development, Goldman Sachs Headquarters, RB
5.250%, 10/01/35	3,000	3,933
New York, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.375%, 11/15/40(B)	2,500	2,768
New York, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(B)	12,000	13,051
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,130
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,124
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	10,000	10,007
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,197
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/23 @ 100
5.000%, 06/01/45	5,000	5,068

Total New York		96,524

North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,554

Description	Face Amount (000)	Value (000)
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	$1,155	$1,246

Total North Carolina		2,800

North Dakota [0.6%]
Burleigh County, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,031
Mandan, Public Facilities Authority, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,375
Ward County, Healthcare Facilities, Trinity Obligation Group, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	2,500	2,731

Total North Dakota		7,137

Ohio [4.2%]
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/18 @ 100
5.875%, 06/01/30	5,000	4,812
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/18 @ 100
5.875%, 06/01/47	6,000	5,781
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/18 @ 100
5.750%, 06/01/34	3,090	2,982
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/18 @ 100
5.125%, 06/01/24	3,000	2,858
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/18 @ 100
6.500%, 06/01/47	3,000	3,000
Butler County, Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(B)	500	530
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,224

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	$2,240	$2,415
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,069
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	3,390	3,616
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser E, RB
5.625%, 10/01/19	3,350	3,461
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	1,500	1,572
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	2,534
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, FirstEnergy Nuclear Generation Project, RB
4.375%, 06/01/33(E)	3,500	3,443
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,772
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,500	2,625

Total Ohio		52,694

Oklahoma [1.1%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,780

Description	Face Amount (000)	Value (000)
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32	$3,030	$3,166
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46	5,775	4,303
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36	2,500	1,864

Total Oklahoma		13,113

Oregon [0.2%]
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/25 @ 102
5.000%, 11/15/47	1,500	1,595
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/25 @ 102
5.000%, 11/15/52	1,250	1,318

Total Oregon		2,913

Pennsylvania [2.6%]
Beaver County, Industrial Development Authority, First Energy Project, Ser B, RB
4.250%, 10/01/47(E)	1,320	1,299
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,524
Montgomery County, Higher Education & Health Authority, Philadelphia Presbyterian Hospital, RB
Callable 12/01/24 @ 103
4.000%, 12/01/48	2,000	2,006
Pennsylvania Economic Development Financing Authority, PPL Energy Supply, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	3,000	3,089
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,741

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Pennsylvania State, Turnpike Commission, Sub-Ser A, RB
Callable 12/01/26 @ 100
5.500%, 12/01/42	$5,000	$5,993
Pennsylvania State, Turnpike Commission, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,553
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,159
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,476
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,333
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/18(C)	3,000	3,842
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
5.250%, 07/01/24(B) (C)	2,020	2,117

Total Pennsylvania		32,132

Rhode Island [0.2%]
Tobacco Settlement Financing, Ser B, RB
Callable 01/17/18 @ 13
5.000%, 06/01/52(D)	26,270	2,214

South Carolina [1.3%]
South Carolina State, Jobs-Economic Development Authority, Episcopal at Still Hopes, RB
Callable 04/01/25 @ 102
5.000%, 04/01/47	2,000	2,095
South Carolina State, Jobs-Economic Development Authority, Episcopal at Still Hopes, RB
Callable 04/01/25 @ 102
5.000%, 04/01/52	2,550	2,657

Description	Face Amount (000)	Value (000)
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	$5,000	$5,324
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,405	5,734

Total South Carolina		15,810

Tennessee [0.7%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,108
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	2,000	2,157
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/23 @ 100
5.500%, 09/01/47	1,000	1,036
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/31(B)	2,750	2,854
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/37(B)	1,145	1,176

Total Tennessee		8,331

Texas [10.6%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,405
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	421

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/45(C)	$3,250	$3,594
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	606
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	252
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	400	405
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	500	502
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,110
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,095
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,248
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
7.000%, 09/01/19(C)	475	530
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.750%, 09/01/19(C)	525	584
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.750%, 09/01/19(C)	500	556

Description	Face Amount (000)	Value (000)
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.625%, 09/01/19(C)	$450	$500
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,322
Houston, Higher Education Finance, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(C)	5,300	6,169
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	500
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	500
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	378
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	405
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	507
Mission, Economic Development, Natgasline Project, RB, AMT
Callable 10/01/18 @ 103
5.750%, 10/01/31(B)	2,000	2,093
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,294
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	6,445	6,570

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	$1,000	$1,028
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,562
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(B)	4,000	4,059
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser S, RB
Callable 08/15/21 @ 100
5.125%, 08/15/47(B)	1,500	1,512
New Hope, Cultural Education Facilities Finance, LongHorn Village Project, RB
Callable 01/01/24 @ 103
5.000%, 01/01/42	2,000	2,123
New Hope, Cultural Education Facilities Finance, LongHorn Village Project, RB
Callable 01/01/24 @ 103
5.000%, 01/01/47	2,000	2,116
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/46	1,000	1,015
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/52	1,150	1,163
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.375%, 11/15/36	500	508
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
5.000%, 11/15/26	400	410

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	$3,000	$3,004
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,757
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	931
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 09/01/31(A) (C)	5,000	5,530
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	1,500	1,737
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(G)	4,950	1,074
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	5,315	5,451
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 02/01/18 @ 100
4.500%, 11/15/21	5,000	5,001
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 02/01/18 @ 100
5.750%, 11/15/37	6,000	5,964
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
Callable 11/15/27 @ 100
5.000%, 11/15/37	3,000	3,426
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
Callable 11/15/27 @ 100
5.000%, 11/15/46	3,000	3,375

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	$2,000	$2,246
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,100	2,350
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,929
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	10,000	10,754
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	6,500	6,930
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/19(C)	565	606
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	5,165	5,772
Texas State, Private Activity Bond Surface Transportation, NTE Mobility Project, Ser Senior, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	5,854
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,944

Description	Face Amount (000)	Value (000)
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	$1,000	$1,110

Total Texas		131,787

Virgin Islands [0.3%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 10/01/20 @ 100
5.000%, 10/01/25	3,155	1,972
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	2,000	1,210

Total Virgin Islands		3,182

Virginia [1.5%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(B)	2,000	2,071
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	1,036
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	4,030	4,112
Tobacco Settlement Financing, Ser B1, RB
Callable 01/17/18 @ 100
5.000%, 06/01/47	4,310	4,181
Virginia Small Business Financing Authority, Pinnacle Living, Ser C, RB
Callable 06/01/23 @ 103
5.000%, 06/01/47	2,500	2,649
Virginia Small Business Financing Authority, Pinnacle Living, Ser C, RB
Callable 06/01/23 @ 103
5.000%, 06/01/52	3,880	4,098

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	$820	$933

Total Virginia		19,080

Washington [0.5%]
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(B)	4,215	4,465
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(B)	2,000	2,350

Total Washington		6,815

West Virginia [0.1%]
West Virginia State, Economic Development Authority, Morgantown Energy, RB, AMT
2.875%, 12/15/26	1,740	1,717

Wisconsin [5.7%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,640
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,614
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,307
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
Callable 06/01/25 @ 103
5.000%, 06/01/37	1,110	1,174
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
Callable 06/01/25 @ 103
5.000%, 06/01/41	955	1,006

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	$2,500	$2,673
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/37	650	693
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/45	1,000	1,060
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,326
Wisconsin, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(B)	2,000	2,038
Wisconsin, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	1,500	1,527
Wisconsin, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	4,100	4,027
Wisconsin, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,788
Wisconsin, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,200
Wisconsin, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	3,026
Wisconsin, Public Finance Authority, Delray Beach Radiation Therapy, RB
Callable 11/01/26 @ 100
6.850%, 11/01/46(B)	3,000	3,149

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin, Public Finance Authority, Denver International Airport, RB, AMT
Callable 09/30/27 @ 100
5.000%, 09/30/49	$2,000	$2,278
Wisconsin, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,440
Wisconsin, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,959
Wisconsin, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,582
Wisconsin, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,070
Wisconsin, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,047
Wisconsin, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,311
Wisconsin, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,415	1,527
Wisconsin, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	4,655	5,074

Total Wisconsin		70,536

American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,005

Guam [0.9%]
Territory of Guam, Government Waterworks Authority, RB
Pre-Refunded @ 100
5.625%, 07/01/20(C)	2,000	2,193

Description	Face Amount (000)/Shares	Value (000)
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/19(C)	$6,000	$6,583
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,817

Total Guam		11,593

Puerto Rico [0.7%]
Children's Trust Fund, RB
Callable 02/01/18 @ 100
5.625%, 05/15/43	2,000	1,898
Children's Trust Fund, RB
Callable 02/01/18 @ 100
5.375%, 05/15/33	4,030	3,862
Children's Trust Fund, Ser A, RB
Callable 02/01/18 @ 13
5.625%, 05/15/50(D)	25,000	2,395

Total Puerto Rico		8,155

Total Municipal Bonds
(Cost $1,148,082)		1,183,735

Short-Term Investment** [3.6%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	45,071,629	45,072

Total Short-Term Investment
(Cost $45,072)		45,072

Total Investments [98.9%]
(Cost $1,193,154)		$1,228,807

Percentages are based on Net Assets of $1,242,690 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2017.
(A)	Step Bond — The rate reported is the rate in effect on December 31, 2017. The coupon on a step bond changes on a specific date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $191,703 (000), representing 15.4% of the net assets of the Fund.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(F)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2017.
(G)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

AGM — Assured Guarantee Municipal
AMT — Alternative Minimum Tax (subject to)
Cl — Class
COP — Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation
TSASC — Tobacco Settlement Asset Securitization Corporation

The following is a list of the inputs used as of December 31, 2017 is valuing the Fund's investments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,183,735	$—	$1,183,735
Short-Term Investment	45,072	—	—	45,072
Total Investments in Securities	$45,072	$1,183,735	$—	$1,228,807

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

 Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [90.2%]
Advertising Agencies [1.5%]
MDC Partners
6.500%, 05/01/24(A)	$1,125	$1,131

Aerospace & Defense [0.8%]
Kratos Defense & Security Solutions
6.500%, 11/30/25(A)	150	156
StandardAero Aviation Holdings
10.000%, 07/15/23(A)	365	400

Total Aerospace & Defense		556

Applications Software [0.5%]
CDK Global
4.875%, 06/01/27(A)	100	101
PTC
6.000%, 05/15/24	250	265

Total Applications Software		366

Auto/Trk Prts and Equip-Repl [0.1%]
Allison Transmission
4.750%, 10/01/27(A)	75	75

Automotive [1.2%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	650	655
Tesla
5.300%, 08/15/25(A)	225	215

Total Automotive		870

Autoparts [0.8%]
Delphi Technologies
5.000%, 10/01/25(A)	350	354
Titan International
6.500%, 11/30/23(A)	200	204

Total Autoparts		558

Banks [0.7%]
Capital One Financial
3.750%, 07/28/26	250	249
Compass Bank
3.875%, 04/10/25	300	301

Total Banks		550

Batteries/Battery Sys [0.1%]
EnerSys
5.000%, 04/30/23(A)	100	105

Broadcasting & Cable [10.4%]
AMC Networks
4.750%, 08/01/25	100	99
Anixter
5.500%, 03/01/23	450	484
CCO Holdings
5.125%, 05/01/27(A)	1,000	985
5.000%, 02/01/28(A)	650	632
Charter Communications Operating
4.200%, 03/15/28(A)	200	199

Description	Face Amount (000)	Value (000)
Comcast
3.200%, 07/15/36	$150	$143
CSC Holdings
6.750%, 11/15/21	200	214
5.500%, 04/15/27(A)	175	179
5.250%, 06/01/24	150	148
DISH DBS
7.750%, 07/01/26	500	526
5.875%, 11/15/24	300	292
Midcontinent Communications
6.875%, 08/15/23(A)	300	318
SFR Group
7.375%, 05/01/26(A)	950	975
6.250%, 05/15/24(A)	200	200
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	400	399
3.500%, 03/01/28(A)	300	358
Univision Communications
5.125%, 05/15/23(A)	150	150
UPCB Finance IV
5.375%, 01/15/25(A)	200	201
Videotron
5.125%, 04/15/27(A)	150	157
Virgin Media Finance
6.375%, 04/15/23(A)	350	361
Virgin Media Secured Finance
5.000%, 04/15/27(A)	350	480
Ziggo Secured Finance
5.500%, 01/15/27(A)	150	149

Total Broadcasting & Cable		7,649

Building & Construction [4.5%]
CalAtlantic Group
5.000%, 06/15/27	125	130
Cleaver-Brooks
7.875%, 03/01/23(A)	125	128
Grinding Media
7.375%, 12/15/23(A)	950	1,020
Jeld-Wen
4.625%, 12/15/25(A)	120	121
Novelis
6.250%, 08/15/24(A)	375	393
5.875%, 09/30/26(A)	450	459
Standard Industries
5.000%, 02/15/27(A)	100	102
4.750%, 01/15/28(A)	550	551
Summit Materials
8.500%, 04/15/22	350	388
Williams Scotsman International
7.875%, 12/15/22(A)	50	51

Total Building & Construction		3,343

Building-Heavy Construct [0.5%]
Tutor Perini
6.875%, 05/01/25(A)	325	349

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Chemicals [1.0%]
GCP Applied Technologies
9.500%, 02/01/23(A)	$350	$388
PQ
6.750%, 11/15/22(A)	200	214
Valvoline
4.375%, 08/15/25(A)	125	126

Total Chemicals		728

Commercial Serv-Finance [0.8%]
WEX
4.750%, 02/01/23(A)	550	562

Commercial Services [0.8%]
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	225	234
ServiceMaster
5.125%, 11/15/24(A)	325	329

Total Commercial Services		563

Computer System Design & Services [0.6%]
NCR
6.375%, 12/15/23	400	419

Consumer Products & Services [0.8%]
Central Garden & Pet
6.125%, 11/15/23	300	317
5.125%, 02/01/28	100	100
WMG Acquisition
5.000%, 08/01/23(A)	200	207

Total Consumer Products & Services		624

Containers & Packaging [0.5%]
BWAY Holding
5.500%, 04/15/24(A)	200	208
Reynolds Group Issuer
6.875%, 02/15/21	130	131

Total Containers & Packaging		339

Data Processing/Mgmt [1.1%]
First Data
7.000%, 12/01/23(A)	200	212
5.750%, 01/15/24(A)	550	569

Total Data Processing/Mgmt		781

Distribution/Wholesale [0.5%]
Avantor
6.000%, 10/01/24(A)	350	349

Diversified Operations [0.7%]
Actuant
5.625%, 06/15/22	75	77
Amsted Industries
5.375%, 09/15/24(A)	450	468

Total Diversified Operations		545

Drugs [1.9%]
Endo Dac
5.875%, 10/15/24(A)	250	253

Description	Face Amount (000)	Value (000)
Valeant Pharmaceuticals International
7.000%, 03/15/24(A)	$800	$856
6.500%, 03/15/22(A)	100	105
5.500%, 11/01/25(A)	150	153

Total Drugs		1,367

E-Commerce/Services [0.1%]
Match Group
5.000%, 12/15/27(A)	100	102

Educational Software [0.1%]
Ascend Learning
6.875%, 08/01/25(A)	75	77

Electric Utilities [2.0%]
AES
6.000%, 05/15/26	250	270
5.125%, 09/01/27	100	105
Terraform Global Operating
9.750%, 08/15/22(A)	1,000	1,106

Total Electric Utilities		1,481

Electronic Measur Instr [0.1%]
Itron
5.000%, 01/15/26(A)	100	100

Energy & Power [0.5%]
Pattern Energy Group
5.875%, 02/01/24(A)	250	263
TerraForm Power Operating
6.625%, 06/15/25(A) (B)	125	136

Total Energy & Power		399

Enterprise Software/Serv [1.1%]
Infor US
6.500%, 05/15/22	600	621
Oracle
3.850%, 07/15/36	200	211

Total Enterprise Software/Serv		832

Entertainment & Gaming [1.8%]
AMC Entertainment Holdings
6.125%, 05/15/27	375	372
5.875%, 11/15/26	75	74
Buffalo Thunder Development Authority
11.000%, 12/09/22(A) (C)	35	14
9.375%, 11/15/29(A) (C)	16	—
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	475	482
Wynn Las Vegas
5.500%, 03/01/25(A)	375	386

Total Entertainment & Gaming		1,328

Financial Services [5.5%]
FBM Finance
8.250%, 08/15/21(A)	800	850
Icahn Enterprises
5.875%, 02/01/22	650	658
CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Jefferies Finance
7.500%, 04/15/21(A)	$300	$311
7.375%, 04/01/20(A)	495	509
7.250%, 08/15/24(A)	300	308
6.875%, 04/15/22(A)	200	202
Jefferies LoanCore
6.875%, 06/01/20(A)	450	463
Lincoln Finance
7.375%, 04/15/21(A)	150	156
Oxford Finance
6.375%, 12/15/22(A)	200	207
Quicken Loans
5.250%, 01/15/28(A)	350	346

Total Financial Services		4,010

Food, Beverage & Tobacco [2.7%]
Beverages & More
11.500%, 06/15/22(A)	200	184
FAGE International
5.625%, 08/15/26(A)	435	420
Vector Group
6.125%, 02/01/25(A)	1,350	1,397

Total Food, Beverage & Tobacco		2,001

Food-Flour and Grain [0.9%]
Post Holdings
5.625%, 01/15/28(A)	450	452
5.500%, 03/01/25(A)	200	207

Total Food-Flour and Grain		659

Food-Wholesale/Distrib [0.4%]
KeHE Distributors
7.625%, 08/15/21(A)	270	271

Gas-Distribution [1.9%]
AmeriGas Partners
5.750%, 05/20/27	275	278
5.500%, 05/20/25	100	101
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	1,000	1,041

Total Gas-Distribution		1,420

Gold Mining [1.7%]
Eldorado
6.125%, 12/15/20(A)	950	940
Yamana
4.950%, 07/15/24	300	314

Total Gold Mining		1,254

Hotels and Motels [0.2%]
Interval Acquisition
5.625%, 04/15/23	150	155

Human Resources [0.3%]
AMN Healthcare
5.125%, 10/01/24(A)	200	206

Insurance [1.0%]
American Equity Investment Life Holding
5.000%, 06/15/27	275	285

Description	Face Amount (000)	Value (000)
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	$150	$153
USIS Merger Sub
6.875%, 05/01/25(A)	300	303

Total Insurance		741

Internet Connectiv Svcs [0.8%]
Zayo Group
6.375%, 05/15/25	300	317
5.750%, 01/15/27(A)	250	255

Total Internet Connectiv Svcs		572

Investment Bank/Broker Dealer [0.2%]
NFP
6.875%, 07/15/25(A)	175	176

Machinery-General Indust [0.1%]
Tennant
5.625%, 05/01/25(A)	100	105

Marine Services [1.1%]
Great Lakes Dredge & Dock
8.000%, 05/15/22	750	785

Medical Products & Services [2.3%]
Acadia Healthcare
6.500%, 03/01/24	200	208
5.625%, 02/15/23	250	254
Halyard Health
6.250%, 10/15/22	400	414
HCA
5.500%, 06/15/47	200	199
Hill-Rom Holdings
5.000%, 02/15/25(A)	160	163
Teleflex
4.625%, 11/15/27	75	76
Tenet Healthcare
4.625%, 07/15/24(A)	350	341

Total Medical Products & Services		1,655

Metals & Mining [1.6%]
Alcoa Nederland Holding BV
7.000%, 09/30/26(A)	150	169
6.750%, 09/30/24(A)	800	872
Kaiser Aluminum
5.875%, 05/15/24	100	106
New Day Aluminum
10.000%, 10/25/20(C)	6	6

Total Metals & Mining		1,153

Miscellaneous Business Services [0.1%]
Service International
4.625%, 12/15/27	100	101

Oil-Field Services [0.9%]
Exterran Energy Solutions
8.125%, 05/01/25(A)	475	510
Trinidad Drilling
6.625%, 02/15/25(A)	125	119

Total Oil-Field Services		629
CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Paper & Related Products [0.3%]
Clearwater Paper
5.375%, 02/01/25(A)	$225	$226

Petroleum & Fuel Products [10.6%]
Alta Mesa Holdings
7.875%, 12/15/24	400	438
American Midstream Partners
8.500%, 12/15/21(A)	825	848
Antero Resources
5.625%, 06/01/23	350	364
5.125%, 12/01/22	350	357
Callon Petroleum
6.125%, 10/01/24	150	154
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	100	114
5.125%, 06/30/27(A)	75	77
CNX Resources
8.000%, 04/01/23	400	429
Comstock Resources
10.000% cash/12.250% PIK, 03/15/20	300	309
Covey Park Energy
7.500%, 05/15/25(A)	470	490
Crestwood Midstream Partners
6.250%, 04/01/23	150	156
5.750%, 04/01/25	150	155
EP Energy
8.000%, 02/15/25(A)	250	182
6.375%, 06/15/23	185	100
Gibson Energy
5.250%, 07/15/24(A)	450	360
Legacy Reserves
8.000%, 12/01/20	760	585
6.625%, 12/01/21	600	405
Murphy Oil
5.750%, 08/15/25	75	77
NGPL PipeCo
4.875%, 08/15/27(A)	200	208
PDC Energy
6.125%, 09/15/24	50	52
5.750%, 05/15/26(A)	350	359
QEP Resources
5.625%, 03/01/26	55	56
5.375%, 10/01/22	200	205
5.250%, 05/01/23	40	40
SRC Energy
6.250%, 12/01/25(A)	150	153
Summit Midstream Holdings
5.750%, 04/15/25	300	303
Unit
6.625%, 05/15/21	850	856

Total Petroleum & Fuel Products		7,832

Publishing-Books [2.5%]
Cengage Learning
9.500%, 06/15/24(A)	1,000	905

Description	Face Amount (000)	Value (000)
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	$925	$913

Total Publishing-Books		1,818

Radio [1.0%]
Sirius XM Radio
5.375%, 07/15/26(A)	350	363
5.000%, 08/01/27(A)	200	201
3.875%, 08/01/22(A)	200	200

Total Radio		764

Real Estate [1.3%]
Kennedy-Wilson
5.875%, 04/01/24	905	934

Real Estate Investment Trusts [2.5%]
CoreCivic
4.750%, 10/15/27	275	272
CyrusOne
5.000%, 03/15/24(A)	200	207
GEO Group
6.000%, 04/15/26	400	411
5.875%, 10/15/24	200	206
Hospitality Properties Trust
4.500%, 03/15/25	550	571
iStar
5.250%, 09/15/22	60	60
4.625%, 09/15/20	40	41
SBA Communications
4.000%, 10/01/22(A)	75	75

Total Real Estate Investment Trusts		1,843

Real Estate Oper/Develop [0.5%]
Greystar Real Estate Partners
5.750%, 12/01/25(A)	325	335

Regional Authority [0.0%]
Mashantucket Western Pequot Tribe
6.500% cash/6.500% PIK, 07/01/36(C)	96	1

Retail [4.6%]
Albertsons
6.625%, 06/15/24	75	71
5.750%, 03/15/25	300	271
Beacon Escrow
4.875%, 11/01/25(A)	110	110
Carrols Restaurant
8.000%, 05/01/22	350	368
Cumberland Farms
6.750%, 05/01/25(A)	300	318
Ferrellgas
6.750%, 01/15/22	350	324
6.750%, 06/15/23	600	550
L Brands
6.750%, 07/01/36	200	200
Lithia Motors
5.250%, 08/01/25(A)	200	209
Nathan's Famous
6.625%, 11/01/25(A)	350	363
CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
PetSmart
5.875%, 06/01/25(A)	$200	$154
Reliance Intermediate Holdings
6.500%, 04/01/23(A)	400	423

Total Retail		3,361

Security Brokers & Dealers [0.6%]
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/49	400	429

Semi-Conductors [0.1%]
Entegris
4.625%, 02/10/26(A)	75	76

Steel & Steel Works [0.6%]
Big River Steel
7.250%, 09/01/25(A)	325	344
Commercial Metals
5.375%, 07/15/27	125	127

Total Steel & Steel Works		471

Telephones & Telecommunications [4.2%]
Altice US Finance I
5.375%, 07/15/23(A)	350	358
CSC Holdings
6.625%, 10/15/25(A)	200	216
Inmarsat Finance
4.875%, 05/15/22(A)	600	599
Level 3 Financing
5.375%, 08/15/22	50	51
5.375%, 01/15/24	350	349
Nokia
4.375%, 06/12/27	150	148
Qualitytech
4.750%, 11/15/25(A)	125	126
Sprint Communications
9.000%, 11/15/18(A)	200	211
7.000%, 03/01/20(A)	600	642
Sprint Spectrum
3.360%, 09/20/21(A)	352	354

Total Telephones & Telecommunications		3,054

Toys [0.2%]
Mattel
6.750%, 12/31/25(A)	175	177

Transportation Services [1.2%]
HRG Group
7.875%, 07/15/19	504	505
Sabre GLBL
5.250%, 11/15/23(A)	300	307
Wabash National
5.500%, 10/01/25(A)	90	91

Total Transportation Services		903

Description	Face Amount (000)	Value (000)
Utility [1.1%]
Suburban Propane Partners
5.875%, 03/01/27	$250	$244
5.750%, 03/01/25	250	247
5.500%, 06/01/24	350	347

Total Utility		838

Waste Disposal [0.1%]
Wrangler Buyer
6.000%, 10/01/25(A)	60	62

Web Hosting/Design [1.4%]
EIG Investors
10.875%, 02/01/24	850	944
VeriSign
4.750%, 07/15/27	100	102

Total Web Hosting/Design		1,046

X-Ray Equipment [0.2%]
Hologic
4.375%, 10/15/25(A)	150	152

Total Corporate Bonds
(Cost $65,763)		66,363

Loan Participations [5.7%]
Automotive [0.7%]
Mavis Tire Supply, Term Loan
6.673%, 11/02/20(C)	538	533

Communications [0.8%]
TIBCO Software, Term Loan B, 1st Lien
5.070%, 12/04/20	535	536

Computers & Electronics [0.5%]
Advanced Computer, Term Loan, 1st Lien
10.936%, 01/31/23	400	376

Consumer Durables [0.2%]
Refresco, Cov Lite, 1st Lien
0.000%, 12/13/24(E)	150	150

Energy [0.5%]
Invenergy Thermal, Term Loan, 1st Lien
7.193%, 10/19/22(C)	413	388

Healthcare [0.0%]
Catalent Pharma Bride, 1st Lien
0.000%, 03/23/18(E)	150	—
CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)/Shares	Value (000)
Surgery Center Holdings, Term Loan B
4.820%, VAR LIBOR+3.250%, 09/02/24	$20	$20
Total Healthcare		20

Information Technology [0.4%]
Project Alpha Intermediate Holding, Term Loan B
5.040%, 04/19/24(D)	264	258

Oil & Gas [0.8%]
Cactus Wellhead, Term Loan, 1st Lien
7.693%, 07/31/20	339	337
Moss Creek, Term Loan, 1st Lien
9.500%, 03/29/22(C)	272	269

Total Oil & Gas		606

Retail [1.1%]
Belk, Term Loan, 1st Lien
6.099%, VAR LIBOR+4.750%, 12/12/22	228	186
Blue Nile, Term Loan, 1st Lien
8.193%, 01/20/23(C) (E)	173	173
Hardware Holdings, Term Loan B
8.193%, 03/30/20(C)	333	323
Sears, Cov-Lite, 1st Lien
6.069%, 01/19/20	124	124

Total Retail		806

Specialty Apparel Stores [0.7%]
Boot Barn, Term Loan, 1st Lien
6.193%, 06/24/21(C)	513	500

Total Loan Participations
(Cost $4,220)		4,173

Common Stock [0.5%]
Electronic Equipment & Instruments [0.0%]
CUI * (C) (F) (H)	—	8

Metals & Mining [0.0%]
Mirabela Nickel * (C) (F) (H)	2,465,571	—

Miscellaneous Manufacturing [0.0%]
CEVA Group * (C) (F)	22	10

Oil, Gas & Consumable Fuels [0.5%]
Approach Resources *	5,520	16
SandRidge Energy *	16,758	353
Titan Energy * (C)	11,458	18

Total Oil, Gas & Consumable Fuels		387

Description	Share/Face Amount (000)	Value (000)
Petroleum & Fuel Products [0.0%]
MWO *	130	$10

Total Common Stock
(Cost $1,149)		415

Convertible Bond [0.1%]
Metals & Mining [0.1%]
Mirabela Nickel
9.500%, 06/24/19(A)(C)(F) (G)	$653	85

Total Convertible Bond
(Cost $653)		85

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust (F)(H)	8,500	—

Total Special Stock
(Cost $9)		—

Preferred Stock [0.0%]
Miscellaneous Manufacturing [0.0%]
CEVA Group, Ser A2 * (C)	49	22

Total Preferred Stock
(Cost $44)		22

Short-Term Investment** [2.0%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	1,459,778	1,460

Total Short-Term Investment
(Cost $1,460)		1,460

Total Investments [98.5%]
(Cost $73,298)		$72,518

Percentages are based on Net Assets of $73,596 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2017.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $43,327 (000), representing 58.9% of the net assets of the Fund.
(B)	Step Bond — The rate reported is the rate in effect on December 31, 2017. The coupon on a step bond changes on a specific date.
(C)	Security is considered illiquid. The total market value of such security as of December 31, 2017 was $2,350 (000) and represented 3.1% of net assets of the Fund.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Unsettled bank loan. Interest rate unavailable.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(H)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2017, was $8 (000) and represented 0.0% of the net assets of the Fund.
CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in-Kind

Ser — Series

USD — U.S Dollar

VAR — Variable Rate

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized (Depreciation) (000)
Barclays PLC	01/10/18	EUR	300	USD	354	$(6)
JPMorgan Chase Bank	01/10/18	GBP	363	USD	486	(4)
JPMorgan Chase Bank	01/10/18	CAD	462	USD	361	(6)
						$(16)

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$66,363	$—	$66,363
Loan Participations	—	4,713	—	4,173
Common Stock	397	—	18	415
Convertible Bond	—	—	85	85
Preferred Stock	—	22	—	22
Special Stock	—	—	—	—
Short-Term Investment	1,460	—	—	1,460
Total Investments in Securities	$1,857	$70,558	$103	$72,518

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	$—	$(16)	$—	$(16)

*	Forwards contracts are valued at the unrealized depreciation on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [71.3%]
Consumer Discretionary [2.9%]
AutoZone
3.700%, 04/15/22	$250	$258
2.500%, 04/15/21	1,000	993
Gap
5.950%, 04/12/21	495	534
General Motors Financial
4.350%, 01/17/27	2,500	2,600
Home Depot
2.625%, 06/01/22	1,000	1,005
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	992
Tupperware Brands
4.750%, 06/01/21	500	527

Total Consumer Discretionary		6,909

Consumer Staples [1.3%]
Bunge Finance
8.500%, 06/15/19	105	114
Campbell Soup
8.875%, 05/01/21	350	416
CVS Health
3.500%, 07/20/22	2,000	2,037
Kraft Heinz Foods
3.500%, 07/15/22	500	511

Total Consumer Staples		3,078

Energy [0.9%]
DCP Midstream Operating
9.750%, 03/15/19(A)	114	123
Ecopetrol
7.625%, 07/23/19	250	268
Energy Transfer
9.700%, 03/15/19	330	357
9.000%, 04/15/19	189	204
3.600%, 02/01/23	200	201
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	133
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	405
Puget Energy
6.000%, 09/01/21	500	553

Total Energy		2,244

Financials [33.3%]
Alleghany
5.625%, 09/15/20	270	289
American Express
2.036%, VAR ICE LIBOR USD 3 Month+0.590%, 05/22/18	3,000	3,004
Axis Specialty Finance
5.875%, 06/01/20	250	268
Bank of America, MTN
2.565%, VAR ICE LIBOR USD 3 Month+0.870%, 04/01/19	5,000	5,040

Description	Face Amount (000)	Value (000)
Bank of Montreal, MTN
2.166%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	$4,070	$4,079
1.450%, 04/09/18	340	340
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,333
Barclays
4.375%, 01/12/26	1,500	1,560
Capital One Financial
4.200%, 10/29/25	1,000	1,029
Citigroup
4.500%, 01/14/22	2,000	2,128
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	157
Commonwealth Bank of Australia NY, MTN
2.550%, 03/15/21	5,000	5,002
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,677
Credit Suisse NY, MTN
5.300%, 08/13/19	150	157
Daimler Finance North America
1.843%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,500	4,498
Deutsche Bank, MTN
2.850%, 05/10/19	2,985	2,995
ERAC USA Finance
3.300%, 10/15/22(A)	250	253
Goldman Sachs Group, MTN
2.762%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	4,500	4,552
HSBC Holdings
3.400%, 03/08/21	5,000	5,110
Jefferies Group
5.125%, 01/20/23	2,700	2,926
JPMorgan Chase
4.950%, 03/25/20	100	106
4.250%, 10/15/20	150	157
3.125%, 01/23/25	4,700	4,726
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	18
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,211
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	131
Morgan Stanley, MTN
3.750%, 02/25/23	5,000	5,182
MUFG Americas Holdings
2.250%, 02/10/20	2,000	1,989
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,324
CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
National Rural Utilities Cooperative Finance
6.550%, 11/01/18	$300	$311
Principal Financial Group
3.300%, 09/15/22	200	203
Prudential Financial, MTN
5.375%, 06/21/20	145	155
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	3,910	3,918
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	2,150	2,281
Toronto-Dominion Bank, MTN
1.951%, VAR ICE LIBOR USD 3 Month+0.560%, 11/05/19	3,100	3,120

Total Financials		79,229

Health Care [7.4%]
Abbott Laboratories
3.400%, 11/30/23	3,075	3,128
AbbVie
2.850%, 05/14/23	2,500	2,495
Gilead Sciences
2.950%, 03/01/27	5,000	4,918
Laboratory Corp of America Holdings
3.200%, 02/01/22	2,530	2,579
UnitedHealth Group
2.375%, 10/15/22	4,500	4,456

Total Health Care		17,576

Industrials [2.8%]
Carlisle
3.750%, 11/15/22	250	256
Eaton
8.875%, 06/15/19	125	135
IDEX
4.200%, 12/15/21	250	259
John Deere Capital, MTN
2.800%, 09/08/27	5,000	4,908
Penske Truck Leasing
4.875%, 07/11/22(A)	200	216
4.250%, 01/17/23(A)	300	318
Republic Services
3.550%, 06/01/22	250	258
Roper Technologies
3.125%, 11/15/22	200	203

Total Industrials		6,553

Information Technology [7.4%]
Apple
2.450%, 08/04/26	5,700	5,463
Fiserv
3.500%, 10/01/22	250	257
2.700%, 06/01/20	2,000	2,013
KLA-Tencor
4.650%, 11/01/24	2,500	2,712

Description	Face Amount (000)	Value (000)
Oracle
2.500%, 05/15/22	$5,000	$5,008
Western Union
5.253%, 04/01/20	2,000	2,107

Total Information Technology		17,560

Materials [3.7%]
Airgas
2.900%, 11/15/22	250	250
Avery Dennison
5.375%, 04/15/20	405	427
Glencore Funding
2.719%, VAR ICE LIBOR USD 3 Month+1.360%, 01/15/19(A)	2,000	2,017
Rio Tinto Finance USA
3.750%, 06/15/25	5,780	6,059

Total Materials		8,753

Real Estate [4.1%]
American Tower
4.000%, 06/01/25	1,800	1,865
Common Wealth
5.875%, 09/15/20	105	111
DDR
4.625%, 07/15/22	250	264
HCP
4.000%, 06/01/25	2,770	2,851
Highwoods Realty
3.625%, 01/15/23	200	202
National Retail Properties
3.800%, 10/15/22	350	362
Realty Income
3.250%, 10/15/22	200	203
Regency Centers
3.750%, 11/15/22	250	256
Senior Housing Properties Trust
6.750%, 12/15/21	500	553
Washington
3.950%, 10/15/22	250	257
Welltower
4.950%, 01/15/21	155	165
3.750%, 03/15/23	2,500	2,590

Total Real Estate		9,679

Telecommunication Services [5.5%]
America Movil
3.125%, 07/16/22	4,000	4,048
AT&T
3.600%, 02/17/23	5,000	5,115
Verizon Communications
4.600%, 04/01/21	3,600	3,830

Total Telecommunication Services		12,993

Utilities [2.0%]
British Transco Finance
6.625%, 06/01/18	128	131
Entergy Mississippi
6.640%, 07/01/19	540	571
CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Entergy Texas
7.125%, 02/01/19	$190	$200
Exelon Generation
3.400%, 03/15/22	2,500	2,542
Korea Electric Power
6.750%, 08/01/27	75	96
National Fuel Gas
4.900%, 12/01/21	500	527
Puget Energy
5.625%, 07/15/22	250	276
Southwestern Electric Power
3.550%, 02/15/22	500	513

Total Utilities		4,856

Total Corporate Bonds
(Cost $167,164)		169,430

U.S. Government Mortgage-Backed Obligations [10.3%]
FHLMC, Pool 1B2677
3.545%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	4	4
FHLMC, Pool 1B2683
3.583%, VAR ICE LIBOR USD 12 Month+1.892%, 01/01/35	2	2
FHLMC, Pool 1B2692
3.508%, VAR ICE LIBOR USD 12 Month+1.763%, 12/01/34	7	7
FHLMC, Pool A93505
4.500%, 08/01/40	22	23
FHLMC, Pool A93996
4.500%, 09/01/40	33	35
FHLMC, Pool C03490
4.500%, 08/01/40	173	185
FHLMC, Pool C09015
3.000%, 10/01/42	165	166
FHLMC, Pool G02940
5.500%, 05/01/37	4	5
FHLMC, Pool G04222
5.500%, 04/01/38	9	10
FHLMC, Pool G04913
5.000%, 03/01/38	35	38
FHLMC, Pool G08003
6.000%, 07/01/34	11	12
FHLMC, Pool G11880
5.000%, 12/01/20	4	5
FHLMC, Pool G18124
6.000%, 06/01/21	4	4
FHLMC, Pool J19197
3.000%, 05/01/27	92	94
FHLMC, Pool Q08998
3.500%, 06/01/42	122	126
FHLMC, Pool Q10378
3.000%, 08/01/42	154	155
FHLMC, Ser 2004-2804, Cl VC
5.000%, 07/15/21	1	1

Description	Face Amount (000)	Value (000)
FHLMC, Ser 2011-3958, Cl VA
4.000%, 06/15/26	$1,528	$1,542
FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	283	283
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	153
FHLMC Multifamily Structured Pass-Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	386	386
FHLMC Multifamily Structured Pass-Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	200
FNMA
2.625%, 09/06/24	14,500	14,693
FNMA, Pool 252570
6.500%, 07/01/29	3	4
FNMA, Pool 253183
7.500%, 04/01/30	—	1
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254685
5.000%, 04/01/18	—	—
FNMA, Pool 254949
5.000%, 11/01/33	8	8
FNMA, Pool 255814
5.500%, 08/01/35	12	14
FNMA, Pool 303168
9.500%, 02/01/25	1	1
FNMA, Pool 725424
5.500%, 04/01/34	12	13
FNMA, Pool 735060
6.000%, 11/01/34	8	9
FNMA, Pool 735228
5.500%, 02/01/35	6	7
FNMA, Pool 735230
5.500%, 02/01/35	15	17
FNMA, Pool 745275
5.000%, 02/01/36	58	63
FNMA, Pool 745418
5.500%, 04/01/36	66	73
FNMA, Pool 827223
1.968%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	23	24
FNMA, Pool 844809
5.000%, 11/01/35	24	26
FNMA, Pool AD0454
5.000%, 11/01/21	5	5
FNMA, Pool AD8522
4.000%, 08/01/40	25	26
FNMA, Pool AE0828
3.500%, 02/01/41	222	229
CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
FNMA, Pool AH0621
3.500%, 01/01/41	$51	$52
FNMA, Pool AJ1407
4.000%, 09/01/41	40	41
FNMA, Pool AJ7689
4.000%, 12/01/41	135	142
FNMA, Pool AK0971
3.000%, 02/01/27	83	85
FNMA, Pool AL5866
2.730%, 08/01/22	4,730	4,776
FNMA, Pool AO2970
3.000%, 05/01/42	147	148
FNMA, Pool AO4137
3.500%, 06/01/42	125	129
FNMA, Pool MA1277
2.500%, 12/01/27	85	86
GNMA, Pool G2 4696
4.500%, 05/20/40	77	81
GNMA, Pool G2 4747
5.000%, 07/20/40	30	32
GNMA, Pool G2 4923
4.500%, 01/20/41	45	47
GNMA, Pool G2 MA0155
4.000%, 06/20/42	108	114
GNMA, Pool G2 MA0392
3.500%, 09/20/42	135	140

Total U.S. Government Mortgage-Backed Obligations
(Cost $24,599)		24,523

Asset-Backed Securities [7.9%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	44	45
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 12/31/49(C) (D) (G)	454	16
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A1
1.400%, 11/20/18(A)	3,163	3,163
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28(B) (D)	5	5
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	4,000	3,964
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	1	1
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/20(A)	7,490	7,499

Description	Face Amount (000)/Shares	Value (000)
Nissan Auto Lease Trust, Ser 2017-B, Cl A3
2.050%, 09/15/20	$4,000	$3,985

Total Asset-Backed Securities
(Cost $19,184)		18,678

Closed-End Fund [2.9%]
Stone Ridge Reinsurance Risk Premium Interval Fund(D)	762,488	6,847

Total Closed-End Fund
(Cost $7,756)		6,847

Preferred Stock [2.2%]
Financials [0.7%]
BB&T, 5.625%	10,000	253
Citigroup, 5.800%	10,000	255
HSBC Holdings, 8.000%	30,000	805
Prudential Financial, 5.750%	10,000	252

Total Financials		1,565

Industrials [0.3%]
Pitney Bowes, 6.700%	10,000	244
Stanley Black & Decker, 5.750%	20,000	504

Total Industrials		748

REITs [0.9%]
Kimco Realty, 5.500%	10,000	250
Senior Housing Properties Trust, 5.625%	52,500	1,327
Vornado Realty Trust, 5.700%	20,000	505

Total REITs		2,082

Telecommunication Services [0.3%]
Telephone & Data Systems, 5.875%	30,000	747

Total Preferred Stock
(Cost $5,039)		5,142

U.S. Treasury Obligations [1.8%]
U.S. Treasury Notes
2.625%, 11/15/20	425	433
2.250%, 11/15/24	3,000	2,984
0.875%, 07/31/19	815	803

Total U.S. Treasury Obligations
(Cost $4,287)		4,220

Foreign Government Bonds [1.3%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	3,000	3,040
Province of Quebec Canada, MTN
7.380%, 04/09/26(E)	100	129

Total Foreign Government Bonds
(Cost $3,121)		3,169
CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)
Commercial Mortgage-Backed Obligations [0.3%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	$125	$127
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	274	275
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	152
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	276

Total Commercial Mortgage-Backed Obligations
(Cost $835)		830

Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(F)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	3	2
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(F)	19	19
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	8	8

Total Residential Mortgage-Backed Securities
(Cost $30)		29

Short-Term Investment** [1.3%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	3,054,994	3,055

Total Short-Term Investment
(Cost $3,055)		3,055

Total Investments [99.3%]
(Cost $235,070)		$235,923

Percentages are based on Net Assets of $237,677 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2017.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $25,859 (000), representing 10.9% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is considered illiquid. The total market value of such security as of December 31, 2017 was $6,868 (000) and represented 2.9% of net assets of the Fund.
(E)	Step Bond — The rate reported is the rate in effect on December 31, 2017. The coupon on a step bond changes on a specific date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2017 was $16 (000) and represented 0.0% of the net assets of the Fund.

AID — Agency for International Development
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
MTN — Medium Term Note
NY — New York
REIT — Real Estate Investment Trust
Ser — Series
SPE — Special Purpose Entity
USD — United States Dollar
VAR — Variable

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$169,430	$—	$169,430
U.S. Government Mortgage-Backed Obligations	—	24,523	—	24,523
Asset-Backed Securities	—	18,662	16	18,678
Closed-End Fund	6,847	—	—	6,847
Preferred Stock	5,142	—	—	5,142
U.S. Treasury Obligations	—	4,220	—	4,220
Foreign Government Bonds	—	3,169	—	3,169
Commercial Mortgage-Backed Obligations	—	830	—	830
Residential Mortgage-Backed Securities	—	29	—	29
Short-Term Investment	3,055	—	—	3,055
Total Investments in Securities	$15,044	$220,863	$16	$235,923

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Corporate Bonds [44.0%]
Aerospace / Defense [0.2%]
Engility
8.875%, 09/01/24		$875	$935
TransDigm
6.500%, 07/15/24		1,000	1,025
6.500%, 05/15/25		1,825	1,866
6.375%, 06/15/26		425	429
6.000%, 07/15/22		950	969
5.500%, 10/15/20		350	355

Total Aerospace / Defense			5,579

Airlines [0.6%]
EA Partners I
6.875%, 09/28/20		4,150	2,996
EA Partners II
6.750%, 06/01/21		1,000	702
Gol Finance
7.000%, 01/31/25(A) (B)		2,400	2,371
Gol LuxCo
8.875%, 01/24/22		3,617	3,826
SriLankan Airlines
5.300%, 06/27/19		6,606	6,656

Total Airlines			16,551

Apparel/Textiles [0.0%]
SMCP Group SAS
5.875%, 05/01/23	EUR	162	210

Applications Software [0.0%]
Nuance Communications
5.625%, 12/15/26		1,275	1,328

Automotive [0.4%]
Adient Global Holdings
4.875%, 08/15/26(B)		1,300	1,336

Description	Face Amount (000)(1)	Value (000)
American Axle & Manufacturing
6.625%, 10/15/22	$375	$389
6.500%, 04/01/27(B)	1,275	1,350
BCD Acquisition
9.625%, 09/15/23(B)	1,100	1,210
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(B)	1,250	1,355
5.750%, 04/15/25(B)	300	316
Goodyear Tire & Rubber
5.125%, 11/15/23	250	261
5.000%, 05/31/26	675	696
4.875%, 03/15/27	400	409
IHO Verwaltungs GmbH
4.750%, 09/15/26(B)	1,875	1,903
4.500% cash/0% PIK, 09/15/23(B)	275	281
JB Poindexter
9.000%, 04/01/22(B)	541	561
Tenneco
5.375%, 12/15/24	175	183
5.000%, 07/15/26	125	128
TI Group Automotive Systems
8.750%, 07/15/23(B)	549	589
ZF North America Capital
4.750%, 04/29/25(B)	205	217

Total Automotive		11,184

Autoparts [0.0%]
Tupy Overseas
6.625%, 07/17/24	65	69

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Banking [0.1%]
Ally Financial
5.750%, 11/20/25	$1,975	$2,153
5.125%, 09/30/24	450	487
4.750%, 09/10/18	475	481
4.625%, 03/30/25	300	315
4.125%, 03/30/20	425	433

Total Banking		3,869

Banks [4.7%]
African Bank, MTN
8.125%, 10/19/20	5,433	5,488
African Export-Import Bank
4.750%, 07/29/19	2,000	2,046
Akbank Turk
6.500%, 03/09/18	250	251
Akbank Turk, MTN
5.125%, 03/31/25	4,825	4,738
Banco de Bogota
6.250%, 05/12/26	1,410	1,524
Banco de Costa Rica
5.250%, 08/12/18	2,200	2,203
Banco do Brasil
8.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+7.782%, 10/29/49	1,680	1,827
Bank Nadra via NDR Finance
8.250%, 06/22/17(A) (C)	721	22
Bank of Ceylon
5.325%, 04/16/18	5,435	5,435
Bank Pozitif Kredi ve Kalkinma Bankasi
5.000%, 02/07/18	4,570	4,567
BMCE Bank
6.250%, 11/27/18	1,000	1,020

Description	Face Amount (000)(1)	Value (000)
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.416%, 10/05/27	$4,905	$4,525
5.875%, 11/07/21	2,490	2,585
Credit Europe Bank
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+7.093%, 01/24/23	4,000	4,003
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	3,778	3,880
FBN Finance
8.250%, 08/07/20	4,793	4,757
Fidelity Bank
6.875%, 05/09/18	2,000	2,000
Finansbank, MTN
6.250%, 04/30/19	2,500	2,573
First Bank of Nigeria Via FBN Finance
8.000%, VAR USD Swap Semi 30/360 2 Year Curr+6.488%, 07/23/21	6,588	6,344
ForteBank JSC
11.750%, 12/15/24	2,590	2,894
Guaranty Trust Bank, MTN
6.000%, 11/08/18	2,000	2,026
IDBI Bank, MTN
4.375%, 03/26/18	500	502
Kazkommertsbank JSC
8.500%, 05/11/18	5,500	5,596
5.500%, 12/21/22	14,717	14,710
National Savings Bank
8.875%, 09/18/18	2,290	2,363
Renaissance Credit Via Renaissance Consumer Funding
13.500%, 06/21/18	2,624	2,624
13.500%, 05/22/19	2,245	2,267

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18	$1,425	$1,452
5.100%, 07/25/18	2,046	2,066
State Savings Bank of Ukraine Via SSB
9.375% cash/0% PIK, 03/10/23(D)	10,200	10,889
Tinkoff Credit Systems Via TCS Finance
9.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.592%, 12/31/49	3,685	3,902
Turkiye Is Bankasi
6.000%, 10/24/22	7,000	7,018
5.500%, 04/21/19	1,076	1,096
3.750%, 10/10/18	4,000	4,005
Turkiye Vakiflar Bankasi TAO
6.000%, 11/01/22	3,500	3,453
Turkiye Vakiflar Bankasi TAO, MTN
5.000%, 10/31/18	1,500	1,513
3.750%, 04/15/18	1,640	1,638
Yapi ve Kredi Bankasi
5.250%, 12/03/18	4,750	4,818
Zenith Bank, MTN
6.250%, 04/22/19	1,000	1,023

Total Banks		135,643

Broadcasting & Cable [0.9%]
Altice Financing
7.500%, 05/15/26	15,695	16,754
Altice Finco, MTN
7.625%, 02/15/25	4,085	4,172
Altice Luxembourg
7.625%, 02/15/25	1,000	958
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(B)	1,800	1,796

Description	Face Amount (000)(1)	Value (000)
VTR Finance
6.875%, 01/15/24	$1,015	$1,073

Total Broadcasting & Cable		24,753

Building & Construction [0.4%]
Cemex
6.109%, VAR ICE LIBOR USD 3 Month+4.750%, 10/15/18	1,600	1,635
5.700%, 01/11/25	4,740	5,012
China Shanshui Cement Group
7.500%, 03/10/20	4,323	3,372
Yuksel Insaat
9.500%, 12/31/49(A) (C)	11,809	1,181

Total Building & Construction		11,200

Building & Construction Supplies [0.1%]
CSN Islands XI
6.875%, 09/21/19	2,730	2,590

Building Materials [0.4%]
American Builders & Contractors Supply
5.750%, 12/15/23(B)	200	211
5.625%, 04/15/21(B)	358	364
Beacon Escrow
4.875%, 11/01/25(B)	525	527
Beacon Roofing Supply
6.375%, 10/01/23	425	452
Core & Main
6.125%, 08/15/25(B)	550	558
HD Supply
5.750%, 04/15/24(B)	900	956
Jeld-Wen
4.875%, 12/15/27(B)	125	126
4.625%, 12/15/25(B)	175	177

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Masonite International
5.625%, 03/15/23(B)	$875	$915
NCI Building Systems
8.250%, 01/15/23(B)	700	742
Ply Gem Industries
6.500%, 02/01/22	650	671
RSI Home Products
6.500%, 03/15/23(B)	1,575	1,650
Standard Industries
6.000%, 10/15/25(B)	950	1,014
5.000%, 02/15/27(B)	1,775	1,815
USG
4.875%, 06/01/27(B)	850	881

Total Building Materials		11,059

Building-Heavy Construct [0.4%]
Andrade Gutierrez International
4.000%, 04/30/18	8,019	7,659
Odebrecht Offshore Drilling Finance
6.750%, 10/01/22(C)	7,856	3,162

Total Building-Heavy Construct		10,821

Business Services [0.2%]
Acwa Power Management And Investments One
5.950%, 12/15/39	4,655	4,785

Cable Satellite [1.4%]
Altice US Finance I
5.500%, 05/15/26(B)	775	790
5.375%, 07/15/23(B)	575	588
Cablevision Systems
5.875%, 09/15/22	1,200	1,182

Description	Face Amount (000)(1)	Value (000)
CCO Holdings
5.875%, 04/01/24(B)	$325	$339
5.875%, 05/01/27(B)	600	618
5.750%, 09/01/23	525	541
5.750%, 01/15/24	425	437
5.750%, 02/15/26(B)	300	312
5.500%, 05/01/26(B)	875	897
5.375%, 05/01/25(B)	250	257
5.250%, 09/30/22	925	948
5.125%, 02/15/23	1,275	1,304
5.125%, 05/01/27(B)	1,100	1,083
5.000%, 02/01/28(B)	1,300	1,264
Cequel Communications Holdings I
7.750%, 07/15/25(B)	1,000	1,065
5.125%, 12/15/21(B)	1,250	1,253
CSC Holdings
10.125%, 01/15/23(B)	475	535
6.625%, 10/15/25(B)	625	676
5.500%, 04/15/27(B)	1,550	1,581
5.250%, 06/01/24	875	862
DISH DBS
7.750%, 07/01/26	200	210
5.875%, 07/15/22	1,400	1,407
5.875%, 11/15/24	1,525	1,485
5.000%, 03/15/23	675	638
Intelsat Jackson Holdings
9.750%, 07/15/25(B)	525	505
8.000%, 02/15/24(B)	875	921
7.500%, 04/01/21	1,475	1,342
7.250%, 10/15/20	500	470
5.500%, 08/01/23	1,625	1,329
Sirius XM Radio
6.000%, 07/15/24(B)	975	1,031
5.375%, 04/15/25(B)	1,250	1,302
5.375%, 07/15/26(B)	575	596
5.000%, 08/01/27(B)	75	75
4.625%, 05/15/23(B)	1,250	1,276

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
United Group
4.375%, 07/01/22	EUR	1,700	$2,118
Unitymedia KabelBW GmbH
6.125%, 01/15/25(B)		$1,850	1,952
Virgin Media Finance
6.375%, 04/15/23(B)		675	696
6.000%, 10/15/24(B)		200	205
5.750%, 01/15/25(B)		500	510
Virgin Media Secured Finance
5.500%, 08/15/26(B)		400	410
5.250%, 01/15/26(B)		2,250	2,273
Ziggo Bond Finance
6.000%, 01/15/27(B)		925	902
5.875%, 01/15/25(B)		275	270
Ziggo Secured Finance
5.500%, 01/15/27(B)		1,325	1,315

Total Cable Satellite			39,770

Chemicals [0.7%]
Alpha 3
6.250%, 02/01/25(B)		1,475	1,512
Compass Minerals International
4.875%, 07/15/24(B)		1,200	1,182
Hexion
6.625%, 04/15/20		1,900	1,705
Huntsman International
5.125%, 11/15/22		250	267
4.875%, 11/15/20		375	390
Koppers
6.000%, 02/15/25(B)		975	1,033
Mexichem SAB de CV
6.750%, 09/19/42		1,180	1,363
OCP
6.875%, 04/25/44		2,310	2,649

Description		Face Amount (000)(1)	Value (000)
Platform Specialty Products
6.500%, 02/01/22(B)		$3,250	$3,360
5.875%, 12/01/25(B)		450	446
PQ
6.750%, 11/15/22(B)		875	934
5.750%, 12/15/25(B)		100	102
Rock International Investment
6.625%, 03/27/20		2,500	2,394
Uralkali via Uralkali Finance DAC, MTN
3.723%, 04/30/18		946	946
Versum Materials
5.500%, 09/30/24(B)		425	455

Total Chemicals			18,738

Coal Mining [1.6%]
DTEK Finance
10.750%, 12/31/24		27,342	29,086
Energy Resources
8.000%, 09/30/22		12,364	12,642
2.838% cash/0% PIK, 12/31/49		7,787	4,205
New World Resources
8.000%, 04/07/20(A) (C)	EUR	1,101	40

Total Coal Mining			45,973

Construction Machinery [0.1%]
United Rentals North America
5.875%, 09/15/26		575	616
5.750%, 11/15/24		175	184
5.500%, 07/15/25		150	159
5.500%, 05/15/27		900	947
4.875%, 01/15/28		600	603
4.625%, 07/15/23		325	336

Total Construction Machinery			2,845

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Consumer Cyclical Services [0.1%]
GW Honos Security
8.750%, 05/15/25(B)		$900	$967
Matthews International
5.250%, 12/01/25(B)		500	505
ServiceMaster
7.450%, 08/15/27		225	244
7.100%, 03/01/18		475	480
5.125%, 11/15/24(B)		1,000	1,012

Total Consumer Cyclical Services			3,208

Consumer Products [0.3%]
FGI Operating
7.875%, 05/01/20(A)		700	154
First Quality Finance
5.000%, 07/01/25(B)		300	306
4.625%, 05/15/21(B)		2,100	2,116
Prestige Brands
6.375%, 03/01/24(B)		1,450	1,503
5.375%, 12/15/21(B)		1,675	1,704
Scotts Miracle-Gro
5.250%, 12/15/26		75	78
Spectrum Brands
6.125%, 12/15/24		575	609
5.750%, 07/15/25		800	842
Springs Industries
6.250%, 06/01/21		500	510

Total Consumer Products			7,822

Consumer Products & Services [0.1%]
Steinhoff Europe
1.875%, 01/24/25	EUR	5,700	3,180

Description		Face Amount (000)(1)	Value (000)
Containers & Packaging [0.0%]
Guala Closures
4.750%, VAR Euribor 3
Month+4.750%,
11/15/21	EUR	160	$192

Diamonds/Precious Stones [0.1%]
Petra Diamonds US
Treasury
7.250%, 05/01/22		$3,000	3,043

Diversified Manufacturing [0.2%]
Entegris
4.625%, 02/10/26(B)		1,400	1,421
Gates Global
6.000%, 07/15/22(B)		2,625	2,684
JPW Industries Holding
9.000%, 10/01/24(B)		700	732
WESCO Distribution
5.375%, 12/15/21		1,650	1,691
5.375%, 06/15/24		500	514

Total Diversified Manufacturing			7,042

Diversified Minerals [0.1%]
Nexa Resources
5.375%, 05/04/27		2,505	2,662

Diversified Operations [0.0%]
Colfax
3.250%, 05/15/25	EUR	280	348

Electric Utilities [1.2%]
Capex
6.875%, 05/15/24		3,100	3,235
Cemig Geracao e
Transmissao
9.250%, 12/05/24		2,500	2,694
Comision Federal de
Electricidad
8.180%, 12/23/27	MXN	8,240	408

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Eskom Holdings SOC
7.125%, 02/11/25	$7,945	$8,115
Generacion Mediterranea
9.625%, 07/27/23	1,000	1,116
Inkia Energy
5.875%, 11/09/27	6,000	6,035
Pampa Energia
7.500%, 01/24/27	100	109
Stoneway Capital
10.000%, 03/01/27	10,800	11,483

Total Electric Utilities		33,195

Enterprise Software/Serv [0.0%]
HNA Ecotech Panorama Cayman
8.000%, 04/15/21	105	111

Environmental [0.1%]
Tervita Escrow
7.625%, 12/01/21(B)	1,150	1,153
Wrangler Buyer
6.000%, 10/01/25(B)	475	489

Total Environmental		1,642

Export/Import Bank [0.3%]
Ukreximbank Via Biz Finance
9.750%, 01/22/25	2,000	2,160
9.625%, 04/27/22	6,435	6,871

Total Export/Import Bank		9,031

Finance Companies [0.3%]
Navient
7.250%, 09/25/23	525	559
6.750%, 06/25/25	225	231
5.875%, 10/25/24	1,800	1,787

Description		Face Amount (000)(1)	Value (000)
Navient, MTN
6.125%, 03/25/24		$975	$987
5.500%, 01/25/23		175	175
Park Aerospace Holdings
5.500%, 02/15/24(B)		2,925	2,903
5.250%, 08/15/22(B)		250	248
4.500%, 03/15/23(B)		250	239
Quicken Loans
5.750%, 05/01/25(B)		2,425	2,510
5.250%, 01/15/28(B)		300	296

Total Finance Companies			9,935

Financial Services [0.8%]
AK Finansal Kiralama
4.125%, 04/17/18		3,550	3,550
Amigo Luxembourg
7.625%, 01/15/24	GBP	450	632
Astana-Finance JSC
0.000%, 12/22/24(A)		147	—
Cabot Financial Luxembourg II
5.875%, VAR Euribor 3
Month+5.875%,
11/15/21	EUR	1,000	1,235
General Motors Financial
3.003%, VAR ICE
LIBOR USD 3
Month+1.310%,
06/30/22		10,000	10,184
IDH Finance
6.526%, VAR ICE
LIBOR GDP 3
Month+6.000%,
08/15/22	GBP	1,500	1,840
Russian Standard
13.000% cash/0% PIK,
10/27/22(C)		13,655	3,277
SASU Newco 20 SAS
4.250%, 09/30/24	EUR	2,200	2,619

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Tempo Acquisition
6.750%, 06/01/25(B)		$700	$707

Total Financial Services			24,044

Food & Beverage [0.4%]
Acosta
7.750%, 10/01/22(B)		1,775	1,296
Aramark Services
5.125%, 01/15/24		1,075	1,128
5.000%, 04/01/25(B)		750	792
Hearthside Group Holdings
6.500%, 05/01/22(B)		1,250	1,275
Lamb Weston Holdings
4.875%, 11/01/26(B)		700	732
Pinnacle Foods Finance
5.875%, 01/15/24		375	397
Post Holdings
5.750%, 03/01/27(B)		1,100	1,119
5.625%, 01/15/28(B)		575	578
5.500%, 03/01/25(B)		500	518
5.000%, 08/15/26(B)		2,125	2,090
US Foods
5.875%, 06/15/24(B)		1,700	1,785

Total Food & Beverage			11,710

Food, Beverage & Tobacco [1.1%]
Ajecorp BV
6.500%, 05/14/22		2,350	2,103
Boparan Finance
5.250%, 07/15/19	GBP	175	228
CEDC Finance International
10.000%, 12/31/22(B)		2,250	2,014
Coca-Cola Icecek
4.750%, 10/01/18		200	203
ESAL GmbH
6.250%, 02/05/23		2,950	2,802

Description		Face Amount (000)(1)	Value (000)
Galapagos
4.421%, VAR Euribor 3 Month+4.750%, 06/15/21	EUR	1,788	$2,085
JBS Investments GmbH
7.750%, 10/28/20		$143	146
7.250%, 04/03/24		2,900	2,849
MARB BondCo
7.000%, 03/15/24		3,485	3,507
Marfrig Holding Europe BV
8.375%, 05/09/18		1,000	1,017
Marfrig Holdings Europe
8.000%, 06/08/23		2,530	2,640
MHP
7.750%, 05/10/24		1,110	1,202
Minerva Luxembourg
6.500%, 09/20/26		1,675	1,721
5.875%, 01/19/28		500	487
5.875%, 01/19/28(A) (B)		1,550	1,510
Nova Austral
8.250%, 05/26/21(B)		7,500	7,503

Total Food, Beverage & Tobacco			32,017

Gaming [0.6%]
Boyd Gaming
6.875%, 05/15/23		1,225	1,298
6.375%, 04/01/26		500	539
CRC Escrow Issuer
5.250%, 10/15/25(B)		2,250	2,267
Eldorado Resorts
6.000%, 04/01/25		1,175	1,228
MGM Growth Properties Operating Partnership
5.625%, 05/01/24		425	453
MGM Resorts International
7.750%, 03/15/22		1,000	1,140
6.750%, 10/01/20		250	270
6.000%, 03/15/23		600	648
4.625%, 09/01/26		250	252

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Mohegan Gaming & Entertainment
7.875%, 10/15/24(B)	$1,425	$1,461
Penn National Gaming
5.625%, 01/15/27(B)	800	830
Pinnacle Entertainment
5.625%, 05/01/24	1,450	1,551
Rivers Pittsburgh Borrower
6.125%, 08/15/21(B)	1,200	1,191
Seminole Hard Rock Entertainment
5.875%, 05/15/21(B)	2,000	2,030
Seminole Indian Tribe of Florida
7.804%, 10/01/20(B)	270	273
Station Casinos
5.000%, 10/01/25(B)	925	930
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(B)	850	807
Wynn Las Vegas
5.250%, 05/15/27(B)	525	532

Total Gaming		17,700

Gas-Distribution [0.1%]
MetroGas
8.875%, 12/31/18	2,000	2,085

Gold Mining [0.0%]
Nord
6.375%, 05/07/18	1,500	1,514

Healthcare [1.8%]
Acadia Healthcare
6.500%, 03/01/24	2,325	2,418
Air Medical Group Holdings
6.375%, 05/15/23(B)	1,800	1,728
Avantor
9.000%, 10/01/25(B)	1,200	1,182
6.000%, 10/01/24(B)	525	523

Description	Face Amount (000)(1)	Value (000)
CHS
6.875%, 02/01/22	$1,875	$1,078
6.250%, 03/31/23	1,025	923
5.125%, 08/01/21	500	450
Envision Healthcare
6.250%, 12/01/24(B)	1,000	1,030
5.625%, 07/15/22	950	959
5.125%, 07/01/22(B)	1,400	1,358
HCA
7.500%, 02/15/22	875	984
5.875%, 05/01/23	825	881
5.875%, 02/15/26	1,175	1,242
5.375%, 02/01/25	2,250	2,329
5.250%, 04/15/25	1,775	1,877
5.000%, 03/15/24	1,875	1,950
HCA Healthcare
6.250%, 02/15/21	550	583
Hologic
4.375%, 10/15/25(B)	175	178
LifePoint Health
5.875%, 12/01/23	325	328
LifePoint Hospitals
5.500%, 12/01/21	400	408
MEDNAX
5.250%, 12/01/23(B)	200	203
MPH Acquisition Holdings
7.125%, 06/01/24(B)	3,575	3,807
Ortho-Clinical Diagnostics
6.625%, 05/15/22(B)	4,400	4,422
Polaris Intermediate
8.500%, 12/01/22(B)	850	882
Quintiles IMS
5.000%, 10/15/26(B)	975	999
Sterigenics-Nordion Holdings
6.500%, 05/15/23(B)	2,300	2,398
Sterigenics-Nordion Topco 8.125% cash/0% PIK, 11/01/21(B)	1,750	1,768

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Surgery Center Holdings
6.750%, 07/01/25(B)	$1,700	$1,607
Team Health Holdings
6.375%, 02/01/25(B)	3,050	2,722
Teleflex
5.250%, 06/15/24	450	469
4.875%, 06/01/26	675	697
4.625%, 11/15/27	125	126
Tenet Healthcare
8.125%, 04/01/22	300	305
7.500%, 01/01/22(B)	325	341
7.000%, 08/01/25(B)	350	329
6.750%, 06/15/23	2,150	2,086
5.125%, 05/01/25(B)	1,225	1,194
4.625%, 07/15/24(B)	575	561
4.500%, 04/01/21	350	352
4.375%, 10/01/21	300	299
Vizient
10.375%, 03/01/24(B)	1,600	1,796
West Street Merger Sub
6.375%, 09/01/25(B)	1,025	1,028

Total Healthcare		50,800

Hotels and Motels [0.0%]
Grupo Posadas
7.875%, 06/30/22	163	168

Independent Energy [1.0%]
Antero Resources
5.625%, 06/01/23	325	338
5.000%, 03/01/25	1,075	1,096
Ascent Resources Utica Holdings
10.000%, 04/01/22(B)	1,100	1,180
Callon Petroleum
6.125%, 10/01/24	1,155	1,190

Description	Face Amount (000)(1)	Value (000)
Carrizo Oil & Gas
8.250%, 07/15/25	$325	$357
7.500%, 09/15/20	506	516
6.250%, 04/15/23	675	700
Chesapeake Energy
8.000%, 12/15/22(B)	541	584
8.000%, 01/15/25(B)	350	354
8.000%, 06/15/27(B)	1,025	984
5.750%, 03/15/23	500	462
Continental Resources
4.500%, 04/15/23	650	663
CrownRock
5.625%, 10/15/25(B)	1,475	1,482
Endeavor Energy Resources
5.750%, 01/30/28(B)	450	462
5.500%, 01/30/26(B)	75	76
EP Energy
8.000%, 11/29/24(B)	800	826
Gulfport Energy
6.625%, 05/01/23	550	561
6.375%, 05/15/25	675	678
6.375%, 01/15/26(B)	225	226
6.000%, 10/15/24	300	300
Laredo Petroleum
6.250%, 03/15/23	200	207
5.625%, 01/15/22	175	177
Oasis Petroleum
6.875%, 03/15/22	650	667
6.875%, 01/15/23	175	179
6.500%, 11/01/21	450	460
Parsley Energy
6.250%, 06/01/24(B)	150	158
5.625%, 10/15/27(B)	600	613
5.375%, 01/15/25(B)	275	278
5.250%, 08/15/25(B)	275	276
PDC Energy
6.125%, 09/15/24	450	465
5.750%, 05/15/26(B)	350	359

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
QEP Resources
5.625%, 03/01/26	$275	$279
5.250%, 05/01/23	550	556
Range Resources
5.000%, 03/15/23	475	473
4.875%, 05/15/25	772	745
RSP Permian
6.625%, 10/01/22	625	655
5.250%, 01/15/25	425	436
SM Energy
6.750%, 09/15/26	300	309
6.500%, 01/01/23	400	408
5.625%, 06/01/25	250	242
5.000%, 01/15/24	175	169
Southwestern Energy
7.750%, 10/01/27	1,125	1,201
7.500%, 04/01/26	175	186
4.100%, 03/15/22	625	616
SRC Energy
6.250%, 12/01/25(B)	925	946
Ultra Resources
7.125%, 04/15/25(B)	750	748
6.875%, 04/15/22(B)	225	226
Whiting Petroleum
6.625%, 01/15/26(B)	200	204
6.250%, 04/01/23	800	821
WPX Energy
8.250%, 08/01/23	275	312
7.500%, 08/01/20	51	55
6.000%, 01/15/22	300	313
5.250%, 09/15/24	700	698

Total Independent Energy		27,472

Industrial [0.2%]
Reward International Investment
7.250%, 01/25/20	6,150	5,258

Description		Face Amount (000)(1)	Value (000)
Saderea, MTN
12.500%, 11/30/26		$379	$423

Total Industrial			5,681

Industrial - Other [0.1%]
Belden
5.250%, 07/15/24(B)		1,125	1,159
Hillman Group
6.375%, 07/15/22(B)		1,950	1,945
KAR Auction Services
5.125%, 06/01/25(B)		925	948

Total Industrial - Other			4,052

Insurance - P&C [0.4%]
Acrisure
7.000%, 11/15/25(B)		1,100	1,060
Ardonagh Midco 3
8.625%, 07/15/23(B)		1,375	1,423
AssuredPartners
7.000%, 08/15/25(B)		1,500	1,493
Hub Holdings
8.125% cash/0% PIK, 07/15/19(B)		1,525	1,527
HUB International
7.875%, 10/01/21(B)		2,600	2,707
NFP
6.875%, 07/15/25(B)		1,525	1,536
USIS Merger Sub
6.875%, 05/01/25(B)		1,800	1,818

Total Insurance - P&C			11,564

Internet Connectiv Svcs [0.1%]
United Group
4.875%, 07/01/24	EUR	1,900	2,368

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Investment Banker/Broker Dealer [0.0%]
Banco BTG Pactual
5.750%, 09/28/22	$905	$901

Leisure [0.2%]
AMC Entertainment Holdings
6.125%, 05/15/27	525	521
Cedar Fair
5.375%, 04/15/27(B)	400	420
Regal Entertainment Group
5.750%, 02/01/25	650	666
Six Flags Entertainment
5.500%, 04/15/27(B)	2,450	2,536
4.875%, 07/31/24(B)	550	558

Total Leisure		4,701

Lodging [0.0%]
Hilton Worldwide Finance
4.625%, 04/01/25	475	488

Media Entertainment [1.0%]
AMC Networks
5.000%, 04/01/24	1,400	1,418
4.750%, 12/15/22	325	332
4.750%, 08/01/25	175	173
CBS Radio
7.250%, 11/01/24(B)	775	817
Clear Channel International
8.750%, 12/15/20(B)	200	206
Clear Channel Worldwide Holdings
6.500%, 11/15/22	1,550	1,573
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(B)	1,200	1,320
EW Scripps
5.125%, 05/15/25(B)	250	249

Description	Face Amount (000)(1)	Value (000)
Gray Television
5.875%, 07/15/26(B)	$1,275	$1,307
5.125%, 10/15/24(B)	450	449
iHeartCommunications
9.000%, 03/01/21	1,150	822
Lamar Media
5.875%, 02/01/22	525	536
5.375%, 01/15/24	450	470
LIN Television
5.875%, 11/15/22	650	676
Match Group
6.375%, 06/01/24	300	325
5.000%, 12/15/27(B)	575	584
Nexstar Broadcasting
6.125%, 02/15/22(B)	875	906
5.625%, 08/01/24(B)	1,600	1,652
Nielsen Finance
5.000%, 04/15/22(B)	1,700	1,749
Nielsen Luxembourg SaRL
5.500%, 10/01/21(B)	250	257
Nielsen Luxembourg SARL
5.000%, 02/01/25(B)	1,575	1,634
Outfront Media Capital
5.875%, 03/15/25	675	714
5.625%, 02/15/24	350	370
Sinclair Television Group
5.875%, 03/15/26(B)	1,050	1,092
5.625%, 08/01/24(B)	1,275	1,315
5.125%, 02/15/27(B)	500	495
TEGNA
6.375%, 10/15/23	1,125	1,178
5.500%, 09/15/24(B)	300	315
Tribune Media
5.875%, 07/15/22	1,950	2,004
Urban One
9.250%, 02/15/20(A) (B)	900	846
7.375%, 04/15/22(B)	1,150	1,147

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
WMG Acquisition
5.000%, 08/01/23(B)		$150	$155
4.875%, 11/01/24(B)		250	258

Total Media Entertainment			27,344

Medical Products & Services [0.0%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	450	545
4.000%, 10/01/23	EUR	450	544

Total Medical Products & Services			1,089

Metal-Copper [0.1%]
First Quantum Minerals
7.250%, 04/01/23		1,000	1,078
7.250%, 04/01/23(B)		1,000	1,077

Total Metal-Copper			2,155

Metal-Iron [1.0%]
Koks OAO Via Koks Finance DAC
7.500%, 05/04/22		3,870	4,100
Samarco Mineracao
5.750%, 10/24/23(C)		9,052	6,181
5.375%, 09/26/24(C)		1,160	795
4.125%, 11/01/22(C)		8,194	5,613
Vale Overseas
6.875%, 11/21/36		4,391	5,401
6.875%, 11/10/39		5,243	6,455

Total Metal-Iron			28,545

Metals & Mining [1.2%]
Alliance Resource Operating Partners
7.500%, 05/01/25(B)		1,075	1,142

Description	Face Amount (000)(1)	Value (000)
Coeur Mining
5.875%, 06/01/24	$975	$963
Freeport-McMoRan
5.400%, 11/14/34	2,100	2,137
3.875%, 03/15/23	1,825	1,816
Hudbay Minerals
7.625%, 01/15/25(B)	750	821
7.250%, 01/15/23(B)	325	345
Peabody Energy
6.375%, 03/31/25(B)	950	988
6.000%, 03/31/22(B)	175	181
Steel Dynamics
5.500%, 10/01/24	900	956
5.250%, 04/15/23	125	129
5.125%, 10/01/21	225	231
5.000%, 12/15/26	225	238
Teck Resources
8.500%, 06/01/24(B)	725	819
6.250%, 07/15/41	100	115
6.125%, 10/01/35	1,100	1,232
6.000%, 08/15/40	350	389
TiZir
9.500%, 07/19/22(B)	9,100	9,717
Vedanta Resources
8.250%, 06/07/21	3,500	3,867
6.000%, 01/31/19	7,900	8,029

Total Metals & Mining		34,115

Midstream [0.9%]
AmeriGas Partners
5.875%, 08/20/26	1,075	1,107
5.750%, 05/20/27	925	934
5.500%, 05/20/25	675	682
Andeavor Logistics
6.375%, 05/01/24	200	217
6.250%, 10/15/22	362	384
5.500%, 10/15/19	50	52

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Antero Midstream Partners
5.375%, 09/15/24	$1,300	$1,339
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	750	854
5.875%, 03/31/25	1,050	1,138
Cheniere Energy Partners
5.250%, 10/01/25(B)	1,850	1,882
Energy Transfer Equity
5.875%, 01/15/24	1,800	1,894
5.500%, 06/01/27	175	179
Ferrellgas
6.750%, 01/15/22	1,175	1,087
6.750%, 06/15/23	1,100	1,009
6.500%, 05/01/21	675	632
Holly Energy Partners
6.000%, 08/01/24(B)	1,625	1,694
NGPL PipeCo
4.875%, 08/15/27(B)	100	104
NuStar Logistics
5.625%, 04/28/27	1,200	1,221
Suburban Propane Partners
5.875%, 03/01/27	450	440
5.750%, 03/01/25	850	839
5.500%, 06/01/24	1,550	1,535
Summit Midstream Holdings
5.750%, 04/15/25	1,275	1,286
5.500%, 08/15/22	1,600	1,600
Targa Resources Partners
5.375%, 02/01/27	1,075	1,103
5.250%, 05/01/23	500	511
5.125%, 02/01/25	475	486
5.000%, 01/15/28(B)	600	599
Williams
4.550%, 06/24/24	700	726

Description	Face Amount (000)(1)	Value (000)
Williams Partners
4.875%, 03/15/24	$450	$470

Total Midstream		26,004

Miscellaneous Manufacturing [0.5%]
Magnesita Finance
8.625%, 04/29/49	4,043	4,068
Sistema International Funding
6.950%, 05/17/19	3,700	3,658
TMK OAO Via TMK Capital
7.750%, 01/27/18	5,985	5,995

Total Miscellaneous Manufacturing		13,721

Oil Field Services [0.1%]
Precision Drilling
7.750%, 12/15/23	625	656
7.125%, 01/15/26(B)	200	204
6.500%, 12/15/21	148	151
SESI
7.750%, 09/15/24(B)	1,100	1,169
7.125%, 12/15/21	100	102
Weatherford International
8.250%, 06/15/23	900	909
7.000%, 03/15/38	775	651
6.800%, 06/15/37	225	187

Total Oil Field Services		4,029

Oil-Field Services [0.4%]
Borets Finance
7.625%, 09/26/18	3,620	3,734
Oro Negro Drilling Pte
7.500%, 01/24/19(B) (C)	4,177	2,078
Petrofac
3.400%, 10/10/18	1,227	1,215
3.400%, 10/10/18(B)	500	495

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24	$177	$191
Rio Oil Finance Trust, Ser 2014-3
9.750%, 01/06/27	2,695	2,910

Total Oil-Field Services		10,623

Packaging [1.1%]
ARD Finance
7.125% cash/0% PIK, 09/15/23	1,600	1,672
Ardagh Packaging Finance
7.250%, 05/15/24(B)	2,350	2,559
6.000%, 06/30/21(B)	800	821
6.000%, 02/15/25(B)	675	710
4.625%, 05/15/23(B)	350	357
Berry Global
6.000%, 10/15/22	400	419
5.500%, 05/15/22	2,075	2,137
5.125%, 07/15/23	725	754
BWAY Holding
7.250%, 04/15/25(B)	3,050	3,149
5.500%, 04/15/24(B)	1,350	1,404
Flex Acquisition
6.875%, 01/15/25(B)	2,825	2,926
Multi-Color
6.125%, 12/01/22(B)	1,550	1,618
4.875%, 11/01/25(B)	375	376
Owens-Brockway Glass Container
6.375%, 08/15/25(B)	550	615
5.375%, 01/15/25(B)	950	1,002
5.000%, 01/15/22(B)	125	129
Pactiv
7.950%, 12/15/25	200	227
Reynolds Group Issuer
7.000%, 07/15/24(B)	2,050	2,194
5.750%, 10/15/20	1,599	1,623

Description	Face Amount (000)(1)	Value (000)
Sealed Air
5.500%, 09/15/25(B)	$700	$763
5.125%, 12/01/24(B)	850	909
4.875%, 12/01/22(B)	475	502
Signode Industrial Group Lux
6.375%, 05/01/22(B)	2,675	2,795
Trident Merger Sub
6.625%, 11/01/25(B)	875	873

Total Packaging		30,534

Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(B)	2,300	2,311

Petroleum & Fuel Products [6.0%]
Cheniere Corpus Christi Holdings
5.125%, 06/30/27(B)	475	491
Dana Gas Sukuk
9.000%, 12/31/49(B) (C)	2,120	1,754
DNO
8.750%, 06/18/20(B)	5,600	5,628
EP PetroEcuador via Noble Sovereign Funding I
7.316%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/19	19,718	20,162
Gazprom OAO Via Gaz Capital, MTN
8.625%, 04/28/34	6,940	9,438
General Exploration Partners
11.500% cash/0% PIK, 11/13/18(A) (B)	11,417	9,933
Georgian Oil and Gas JSC
6.750%, 04/26/21	600	640
KazMunayGas National JSC, MTN
9.125%, 07/02/18	500	515

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Latina Offshore
8.875%, 07/03/18(B)		$3,000	$2,250
Nostrum Oil & Gas Finance
8.000%, 07/25/22		1,180	1,226
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21(C)		7,125	4,489
Offshore Drilling Holding
8.375%, 09/20/20		9,550	3,916
Oilflow SPV 1 DAC
12.000%, 01/13/22(B)		7,005	6,938
Petroamazonas EP
4.625%, 02/16/20		5,310	5,191
4.625%, 11/06/20(B)		2,006	1,956
Petrobras Global Finance
8.750%, 05/23/26		2,935	3,515
8.375%, 12/10/18		3,000	3,146
7.875%, 03/15/19		166	175
7.375%, 01/17/27		1,600	1,761
6.875%, 01/20/40		15,175	15,384
6.850%, 06/05/15		4,383	4,235
Petroleos de Venezuela
9.750%, 05/17/35(C)		8,689	2,333
8.500%, 10/27/20(C)		18,600	15,252
6.000%, 05/16/24(C)		2,000	451
6.000%, 11/15/26(C)		3,000	657
5.500%, 04/12/37(C)		2,000	475
5.375%, 04/12/27(C)		3,480	809
Petroleos Mexicanos
7.190%, 09/12/24	MXN	13,000	587
Puma International Financing
6.750%, 02/01/21		6,845	6,966
5.125%, 10/06/24		1,590	1,621
QGOG Atlantic
5.250%, 07/30/18		921	907
QGOG Constellation
9.500%, 11/09/24		14,185	9,575

Description	Face Amount (000)(1)	Value (000)
Seven Energy Finance
10.250% cash/0% PIK, 10/11/21(A) (C)	$5,876	$1,640
Tullow Oil
6.250%, 04/15/22	2,000	2,008
Tupras Turkiye Petrol Rafinerileri
4.125%, 05/02/18	4,100	4,111
YPF
8.500%, 07/28/25	2,990	3,468
7.000%, 12/15/47(A) (B)	2,400	2,384
6.950%, 07/21/27(B)	4,900	5,214
6.950%, 07/21/27	5,030	5,347
Zhaikmunai LLP
7.125%, 11/13/19	3,078	3,118
6.375%, 02/14/19	1,770	1,774

Total Petroleum & Fuel Products		171,440

Pharmaceuticals [0.7%]
Eagle Holding II
7.625% cash/0% PIK, 05/15/22(B)	775	783
Endo Dac
6.000%, 07/15/23(B)	700	549
6.000%, 02/01/25(B)	2,325	1,802
Jaguar Holding II
6.375%, 08/01/23(B)	3,575	3,611
Mallinckrodt International Finance
5.625%, 10/15/23(B)	725	616
5.500%, 04/15/25(B)	2,500	2,038
4.750%, 04/15/23	975	765

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Valeant Pharmaceuticals International
9.000%, 12/15/25(B)		$875	$912
7.500%, 07/15/21(B)		900	916
7.250%, 07/15/22(B)		225	227
7.000%, 03/15/24(B)		525	562
6.500%, 03/15/22(B)		175	184
6.125%, 04/15/25(B)		3,075	2,814
5.875%, 05/15/23(B)		2,025	1,878
5.625%, 12/01/21(B)		400	391
5.500%, 03/01/23(B)		750	686
5.500%, 11/01/25(B)		425	432

Total Pharmaceuticals			19,166

Platinum [0.2%]
Stillwater Mining
7.125%, 06/27/25		4,000	4,112
6.125%, 06/27/22		1,500	1,522

Total Platinum			5,634

Real Estate Investment Trusts [0.0%]
VICI Properties 1
8.000%, 10/15/23		320	358

Real Estate Oper/Develop [0.8%]
BR Properties
9.000%, 10/29/49		1,000	1,015
Central China Real Estate
8.750%, 01/23/21		970	1,037
China Evergrande Group
7.500%, 06/28/23		4,375	4,447
China SCE Property Holdings
10.000%, 07/02/20		760	815
Ezdan Sukuk
4.375%, 05/18/21		2,980	2,723
Fondo MIVIVIENDA
7.000%, 02/14/24(A)	PEN	1,406	462

Description		Face Amount (000)(1)	Value (000)

Haya Finance 2017
5.250%, 11/15/22	EUR	3,410	$4,047
5.125%, VAR Euribor 3 Month+5.125%, 11/15/22	EUR	450	536
Kaisa Group Holdings
8.500%, 06/30/22		$3,165	3,064
Sunac China Holdings
7.950%, 08/08/22		4,400	4,428

Total Real Estate Oper/Develop			22,574

Refining [0.1%]
Andeavor
5.375%, 10/01/22		375	387
CVR Refining
6.500%, 11/01/22		2,000	2,060

Total Refining			2,447

Restaurants [0.2%]
1011778 BC ULC
5.000%, 10/15/25(B)		2,100	2,116
4.250%, 05/15/24(B)		525	523
KFC Holding
5.250%, 06/01/26(B)		625	658
5.000%, 06/01/24(B)		325	335
4.750%, 06/01/27(B)		625	639
Performance Food Group
5.500%, 06/01/24(B)		200	207

Total Restaurants			4,478

Retail [0.1%]
Eurotorg Via Bonitron DAC
8.750%, 10/30/22(B)		2,595	2,630
Iceland Bondco
4.629%, VAR ICE LIBOR GDP 3 Month+4.250%, 07/15/20 GBP		247	330

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
New Look Secured Issuer
4.500%, VAR Euribor 3 Month+4.500%, 07/01/22	EUR	2,000	$913

Total Retail			3,873

Retailers [0.3%]
Hanesbrands
4.875%, 05/15/26(B)		$1,050	1,076
Michaels Stores
5.875%, 12/15/20(B)		1,500	1,520
Party City Holdings
6.125%, 08/15/23(B)		1,650	1,704
PetSmart
8.875%, 06/01/25(B)		675	406
7.125%, 03/15/23(B)		2,550	1,511
Rite Aid
6.125%, 04/01/23(B)		1,050	948
Sally Holdings
5.625%, 12/01/25		1,050	1,045

Total Retailers			8,210

Security Brokers & Dealers [1.1%]
Bank of America
2.365%, VAR ICE LIBOR USD 3 Month+1.000%, 04/24/23		10,000	10,161
JPMorgan Chase
2.267%, VAR ICE LIBOR USD 3 Month+0.900%, 04/25/23		10,000	10,112
UBS Group Funding Switzerland
2.907%, VAR ICE LIBOR USD 3 Month+1.530%, 02/01/22(B)		10,000	10,317

Total Security Brokers & Dealers			30,590

Description	Face Amount (000)(1)	Value (000)
Semi-Conductors [0.1%]
Tunghsu Venus Holdings
7.000%, 06/12/20	$3,105	$2,953

Steel & Steel Works [0.3%]
CSN Resources
6.500%, 07/21/20	4,870	4,579
Metinvest
9.373% cash/0% PIK, 12/31/21	3,463	3,616

Total Steel & Steel Works		8,195

Supermarkets [0.1%]
Albertsons
6.625%, 06/15/24	900	853
5.750%, 03/15/25	1,600	1,443

Total Supermarkets		2,296

Technology [1.5%]
BMC Software Finance
8.125%, 07/15/21(B)	2,225	2,239
CDW
5.500%, 12/01/24	1,125	1,224
5.000%, 09/01/25	350	362
CommScope
5.500%, 06/15/24(B)	300	312
CommScope Technologies
6.000%, 06/15/25(B)	950	1,009
5.000%, 03/15/27(B)	125	125
Dell International
7.125%, 06/15/24(B)	2,050	2,245
5.875%, 06/15/21(B)	250	259
First Data
7.000%, 12/01/23(B)	1,425	1,507
5.750%, 01/15/24(B)	3,050	3,157
5.375%, 08/15/23(B)	1,300	1,353
Gartner
5.125%, 04/01/25(B)	525	549

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Infor Software Parent
7.125% cash/0% PIK, 05/01/21(B)	$2,400	$2,454
Infor US
6.500%, 05/15/22	2,925	3,027
Informatica
7.125%, 07/15/23(B)	1,625	1,662
Iron Mountain
5.750%, 08/15/24	475	481
Micron Technology
5.250%, 01/15/24(B)	175	182
MSCI
5.750%, 08/15/25(B)	525	563
5.250%, 11/15/24(B)	275	290
NCR
6.375%, 12/15/23	500	524
5.875%, 12/15/21	400	410
5.000%, 07/15/22	975	992
4.625%, 02/15/21	300	302
Nuance Communications
6.000%, 07/01/24	750	805
5.375%, 08/15/20(B)	383	388
Rackspace Hosting
8.625%, 11/15/24(B)	2,250	2,402
Riverbed Technology
8.875%, 03/01/23(B)	1,725	1,628
RP Crown Parent
7.375%, 10/15/24(B)	1,850	1,938
Sabre GLBL
5.375%, 04/15/23(B)	900	927
Sensata Technologies
5.000%, 10/01/25(B)	300	317
Sensata Technologies UK Financing
6.250%, 02/15/26(B)	225	245
Solera
10.500%, 03/01/24(B)	2,250	2,531
Sophia
9.000%, 09/30/23(B)	1,600	1,692

Description		Face Amount (000)(1)	Value (000)
SS&C Technologies Holdings
5.875%, 07/15/23		$900	$949
Symantec
5.000%, 04/15/25(B)		425	442
Tempo Acquisition
6.750%, 06/01/25(B)		1,400	1,414
TTM Technologies
5.625%, 10/01/25(B)		900	922
Vantiv
4.375%, 11/15/25(B)		200	203
VeriSign
4.750%, 07/15/27		250	256

Total Technology			42,287

Telecommunication Equip [0.2%]
HTA Group
9.125%, 03/08/22		4,880	5,228

Telephones & Telecommunications [2.4%]
Axtel
6.375%, 11/14/24(A) (B)		2,650	2,743
Banglalink Digital Communications
8.625%, 05/06/19		2,200	2,283
Bulgarian Telecommunications EAD, MTN
6.625%, 11/15/18	EUR	1,489	1,784
Digicel
6.000%, 04/15/21		19,135	18,834
Digicel Group
8.250%, 09/30/20		10,915	10,765
7.125%, 04/01/22		8,815	8,163
GTH Finance
7.250%, 04/26/23		5,440	6,115
Liquid Telecommunications Financing
8.500%, 07/13/22		5,310	5,594

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Matterhorn Telecom
4.000%, 11/15/27	EUR	600	$698
Matterhorn Telecom, MTN
3.250%, VAR Euribor 3 Month+3.250%, 02/01/23	EUR	143	172
Mauritius Investment
5.373%, 02/13/22		$14	14
Sable International Finance
6.875%, 08/01/22		7,775	8,251
Sixsigma Networks Mexico
8.250%, 11/07/21		25	26
Turk Telekomunikasyon
3.750%, 06/19/19		1,000	1,006
VEON Holdings BV
5.200%, 02/13/19		2,202	2,246

Total Telephones & Telecommunications			68,694

Textile-Products [0.1%]
Golden Legacy Pte. Ltd.
8.250%, 06/07/21		3,525	3,834
Grupo Kaltex
8.875%, 04/11/22		140	125

Total Textile-Products			3,959

Transportation & Logistics [0.1%]
DP World, MTN
6.850%, 07/02/37		2,170	2,669

Transportation Services [0.5%]
Avis Budget Car Rental
6.375%, 04/01/24(B)		1,200	1,248
5.250%, 03/15/25(B)		275	272
Global Liman Isletmeleri
8.125%, 11/14/21		4,250	4,317
Hacienda Investments Via DME Airport Ltd
6.000%, 11/26/18		3,300	3,369

Description	Face Amount (000)(1)	Value (000)
Hertz
7.625%, 06/01/22(B)	$725	$760
6.250%, 10/15/22	225	217
5.500%, 10/15/24(B)	675	609
Ukraine Railways via Shortline
9.875%, 09/15/21	3,000	3,180

Total Transportation Services		13,972

Utility - Electric [0.3%]
Calpine
5.875%, 01/15/24(B)	550	560
5.750%, 01/15/25	2,225	2,103
5.250%, 06/01/26(B)	175	171
Enviva Partners
8.500%, 11/01/21	1,650	1,757
NRG Energy
7.250%, 05/15/26	650	708
6.625%, 01/15/27	625	661
6.250%, 05/01/24	1,525	1,597
5.750%, 01/15/28(B)	200	202
TerraForm Power Operating
6.625%, 06/15/25(B) (D)	700	763
5.000%, 01/31/28(B)	875	866
4.250%, 01/31/23(B)	100	100

Total Utility - Electric		9,488

Wireless Communications [0.7%]
Altice
7.750%, 05/15/22(B)	850	837
7.625%, 02/15/25(B)	1,500	1,436
Digicel Group
8.250%, 09/30/20(B)	500	492
SFR Group
7.375%, 05/01/26(B)	2,850	2,925
6.250%, 05/15/24(B)	575	576
6.000%, 05/15/22(B)	200	203

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Sprint
7.875%, 09/15/23		$3,300	$3,514
7.625%, 02/15/25		600	629
7.125%, 06/15/24		500	509
Sprint Capital
6.875%, 11/15/28		1,800	1,811
Sprint Communications
6.000%, 11/15/22		1,475	1,475
T-Mobile USA
6.836%, 04/28/23		1,500	1,571
6.625%, 04/01/23		1,450	1,512
6.500%, 01/15/24		700	742
6.500%, 01/15/26		400	436
6.375%, 03/01/25		575	615
6.125%, 01/15/22		275	284
6.000%, 04/15/24		550	583

Total Wireless Communications			20,150

Total Corporate Bonds (Cost $1,238,988)			1,254,774

Loan Participations [27.9%]
Aerospace [0.5%]
ADB Safegate, Term Loan, 1st Lien
0.000%, 10/03/24(E)	EUR	1,000	1,205
Aerojet Rocketdyne Holdings, Term Loan
3.819%, 06/17/21(F)		740	733
Air Canada, Term Loan B (2017)
3.745%, VAR LIBOR+2.250%, 10/06/23		1,257	1,263
American Airlines, Term Loan B (2017), 1st Lien
3.432%, VAR LIBOR+2.000%, 10/10/21		490	490

Description	Face Amount (000)(1)	Value (000)
American Airlines, Term Loan, 1st Lien
3.477%, VAR LIBOR+2.000%, 12/15/23	$302	$301
Dae Aviation Holdings, Term Loan B
5.320%, VAR LIBOR+3.750%, 07/07/22	2,405	2,421
Engility, Term Loan B-1
4.319%, 08/12/20(F)	1,173	1,180
Engility, Term Loan B-2
4.819%, VAR LIBOR+3.250%, 08/14/23	1,347	1,359
Excelitas Technologies, Second Lien
9.161%, 11/17/25(F)	115	116
Excelitas Technologies, Term Loan B
5.161%, 11/17/24(F)	150	151
MB Aerospace, Term Loan
5.000%, 12/14/24(F)	190	190
Sequa, Term Loan B
4.480%, VAR LIBOR+5.500%, 11/28/21	748	752
Sequa, Term Loan, 2nd Lien
10.375%, VAR LIBOR+9.000%, 04/26/22	185	187
TransDigm Inc., Term Loan E (2017)
4.319%, VAR LIBOR+2.750%, 05/14/22	1,117	1,120
TransDigm Inc., Term Loan F (2017)
4.443%, VAR LIBOR+2.750%, 06/09/23	1,224	1,225
TransDigm Inc., Term Loan G
4.693%, VAR LIBOR+3.000%, 08/16/24	282	283

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
WP CPP Holdings, Term Loan B-3
4.880%, VAR LIBOR+3.500%, 12/28/19		$832	$831

Total Aerospace			13,807

Automotive [0.4%]
Apcoa, Term Loan, 1st Lien
4.250%, 03/08/24	EUR	2,000	2,402
Car Trawler, Term Loan
3.750%, 04/30/21	EUR	2,723	3,235
Cooper, Term Loan
3.500%, 01/30/23	EUR	700	843
Oasis Holdings, Term Loan
7.000%, 11/19/20		5,000	4,525

Total Automotive			11,005

Broadcasting [0.4%]
CBS Radio, Term Loan B (2017)
4.172%, VAR LIBOR+2.750%, 11/17/24		1,263	1,269
Mission / Nexstar Broadcasting, Term Loan B2 - Mission
3.861%, VAR LIBOR+2.500%, 01/17/24		53	53
Mission / Nexstar Broadcasting, Term Loan B2 - Nexstar
3.861%, VAR LIBOR+2.500%, 01/17/24		417	418
Quincy Newspapers, Term Loan B
4.820%, 11/02/22(F)		408	409
Sinclair Broadcasting Group, Term Loan B - 2024
0.000%, 12/12/24(E) (F)		1,415	1,412
TFM Group, Term Loan
3.500%, 10/16/23	EUR	1,000	1,199

Description		Face Amount (000)(1)	Value (000)
Tribune Media, Term Loan B
4.569%, VAR LIBOR+3.000%, 12/27/20		$100	$100
Tribune Media, Term Loan C
4.569%, VAR LIBOR+3.000%, 01/27/24		1,249	1,250
Univision Comm (fka Umbrella), 2017 Replacement Term Loan
4.319%, VAR LIBOR+2.750%, 03/15/24		4,412	4,395

Total Broadcasting			10,505

Building Materials [0.2%]
Financière Dry Mix Solutions S.A.S., Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 03/07/24	EUR	1,500	1,802
LSF10 XL Bidco S.C.A., Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 02/02/24	EUR	971	1,167
Summit Materials LLC, Term Loan B (2017)
3.819%, VAR LIBOR+2.250%, 11/10/24		2,505	2,515

Total Building Materials			5,484

Cable/Wireless Video [1.6%]
Altice Financing, Term Loan
4.112%, 01/06/26(F)		1,585	1,550
3.819%, VAR LIBOR+2.250%, 07/28/25		2,670	2,657
Altice Financing, Term Loan B (2017)
4.109%, VAR LIBOR+2.750%, 06/22/25		1,164	1,139
Atlantic Broadband, Term Loan
0.000%, 08/11/24(E)		1,300	1,296

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Cable & Wireless Communications PLC (Sable), Term Loan B-3
5.069%, VAR LIBOR+3.500%, 01/31/25		$3,415	$3,417
Cable One, Term Loan B
3.950%, VAR LIBOR+2.250%, 04/12/24		224	224
Charter Comm Operating, LLC, Term Loan B
3.570%, VAR LIBOR+2.000%, 04/30/25		5,755	5,757
CSC Holdings, Term Loan B (2017)
3.741%, VAR LIBOR+2.250%, 07/15/25		1,468	1,461
Intelsat Jackson Holdings, Term Loan B2
4.212%, VAR LIBOR+2.750%, 06/30/19		2,351	2,343
Liberty Cablevision of Puerto Rico, Term Loan, 1st Lien
4.859%, VAR LIBOR+3.500%, 01/07/22		2,610	2,525
Liberty Cablevision of Puerto Rico, Term Loan, 2nd Lien - 2014
8.109%, 07/07/23(F)		112	102
M7 Group, Term Loan
3.750%, 06/17/21	EUR	885	1,061
Mediacom LLC, Term Loan K
3.740%, VAR LIBOR+2.250%, 02/19/24		1,131	1,135
Quebecor Media, Term Loan B
3.666%, VAR LIBOR+2.250%, 08/17/20		2,084	2,086

Description		Face Amount (000)(1)	Value (000)
Radiate Hold, Term Loan B
4.569%, VAR LIBOR+3.000%, 02/01/24		$2,194	$2,175
Telenet Financing, Term Loan AL
3.918%, VAR LIBOR+2.500%, 03/01/26		410	411
Unitymedia, Term Loan B (2017)
3.727%, VAR LIBOR+2.250%, 09/08/25		1,765	1,766
Unitymedia, Term Loan D
0.000%, 01/20/26(F)		610	608
Virgin Media Ltd, Term Loan K
3.977%, VAR LIBOR+2.500%, 01/31/26		3,320	3,318
WideOpenWest Finance LLC, Term Loan B (2017)
4.751%, VAR LIBOR+3.250%, 08/18/23		2,843	2,814
Ziggo, Term Loan E
3.977%, VAR LIBOR+2.500%, 04/15/25		7,800	7,732

Total Cable/Wireless Video			45,577

Chemicals [1.6%]
Albaugh, Term Loan B (2017)
5.142%, 12/08/24(F)		1,785	1,799
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-1 Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 06/02/23	EUR	1,481	1,778
Alpha 3, Term Loan B-1
4.693%, VAR LIBOR+3.000%, 01/31/24		378	380

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ashland, Term Loan B
3.574%, VAR LIBOR+2.000%, 05/25/24	$144	$145
ASP Chromaflo Intermediate Holdings, Term Loan B-1
5.569%, VAR LIBOR+4.000%, 11/20/23	729	732
ASP Chromaflo Intermediate Holdings, Term Loan B-2
5.569%, VAR LIBOR+4.000%, 11/20/23	949	952
Axalta Coating Systems US Holdings, Term Loan B (2017)
3.693%, VAR LIBOR+2.000%, 06/01/24	634	636
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.365%, 09/03/21	2,497	2,171
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
5.069%, VAR LIBOR+3.500%, 07/30/21	118	119
Emerald Performance Materials, LLC, Term Loan, 2nd Lien
9.319%, 08/01/22(F)	1,945	1,939
Ferro, Term Loan B
4.069%, 02/13/24(F)	784	788
Flint Group SA, Term Loan C
4.365%, 09/03/21	413	359
Gemini HDPE LLC, Term Loan B
4.311%, VAR LIBOR+2.500%, 08/07/24	1,805	1,806
Ineos Styrolution Group GmbH, Term Loan B (2024)
3.693%, 03/30/24(F)	1,062	1,064

Description		Face Amount (000)(1)	Value (000)
Ineos, Term Loan B, 1st Lien
3.569%, VAR LIBOR+2.000%, 03/31/24		$7,140	$7,140
Kraton Polymers, Term Loan B (2017)
4.569%, VAR LIBOR+3.000%, 01/06/22		159	160
MacDermid (Platform), Term Loan B-6
4.569%, VAR LIBOR+3.000%, 06/07/23		531	534
MacDermid (Platform), Term Loan B-7
4.069%, VAR LIBOR+2.500%, 06/07/20		426	429
MacDermid, Term Loan C, 1st Lien
3.250%, 06/07/20	EUR	2,077	2,501
Minerals Technologies, Fixed Term Loan B-2
4.750%, 05/07/21(F)		3,495	3,539
Minerals Technologies, Term Loan B (2017)
3.930%, 02/14/24(F)		2,150	2,166
NEP, Term Loan, 1st Lien
3.750%, 01/04/24	EUR	1,489	1,801
New Arclin US Holdings, Term Loan B
5.943%, VAR LIBOR+4.250%, 02/10/24		219	221
Oxea, Term B Loan
4.875%, 10/12/24(F)		540	540
Oxea, Term Loan, 1st Lien
3.750%, 09/27/24	EUR	1,500	1,793
Perstorp, Term Loan
0.000%, 12/27/21	EUR	1,098	1,324
Plastipak Holdings, Tranche B Term Loan, 1st Lien
4.450%, VAR LIBOR+2.750%, 10/10/24		145	145

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Sapec, Term Loan B, 1st Lien
4.750%, 12/15/23(A)	EUR	2,500	$2,992
Trinseo Materials Operating S.C.A (fka Styron), Term Loan B (2017)
4.069%, VAR LIBOR+2.500%, 08/17/24		$783	789
Tronox, Blocked Dollar Term Loan
4.693%, VAR LIBOR+3.000%, 09/22/24		395	397
Tronox, Initial Dollar Term Loan
4.693%, VAR LIBOR+3.000%, 09/22/24		910	916
Univar USA Inc., Term B-3 Loan, 1st Lien
4.069%, VAR LIBOR+2.500%, 07/01/24		918	921
Vantage Specialty Chemicals, Second Lien
9.621%, 10/26/25(F)		455	446
Vantage Specialty Chemicals, Term Loan B
5.371%, 10/26/24(F)		720	724
Venator, Term Loan B
4.380%, VAR LIBOR+3.000%, 08/08/24		509	512

Total Chemicals			44,658

Computers & Electronics [0.2%]
AI Avocado B.V., Facility B1, 1st Lien
4.250%, VAR Euribor+4.250%, 10/08/21	EUR	1,000	1,200
Aricent Technologies, Second Lien
9.972%, VAR LIBOR+8.500%, 04/14/22		280	281

Description		Face Amount (000)(1)	Value (000)
Infor (US) (fka Lawson Software), Tranche B-2 Loan
3.250%, VAR Euribor+2.250%, 02/01/22	EUR	1,990	$2,390
Phoenix BidCo 2 GmbH, Facility B, 1st Lien
0.000%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	1,206
Unit 4 N.V., Facility B2, 1st Lien
4.500%, VAR Euribor+4.500%, 09/17/21	EUR	1,000	1,201

Total Computers & Electronics			6,278

Consumer Discretionary [0.0%]
Aramark, Term Loan, 1st Lien
3.569%, VAR LIBOR+2.000%, 03/07/25		655	658

Consumer Durables [0.1%]
American Bath Group, Replacement Term Loan
6.943%, 09/30/23(F)		1,197	1,205
WKI Holdings Co, Term Loan B (2017)
5.377%, VAR LIBOR+4.000%, 05/01/24		443	444

Total Consumer Durables			1,649

Consumer Non-Durables [0.3%]
Eastman Kodak, Exit Term Loan
7.819%, VAR LIBOR+6.250%, 09/03/19		807	690
HanesBrands, Term Loan B - 2024
3.227%, 12/13/24(F)		2,240	2,247
NBTY (Nature’s Bounty), Term Loan
5.069%, VAR LIBOR+3.500%, 09/11/24		394	381

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Parfums Holdings, Term Loan B
6.443%, VAR LIBOR+4.750%, 06/29/24		$323	$326
PHS Group Limited, Term Loan
6.250%, 11/15/21	GBP	1,697	2,303
Prestige Brands, Term Loan B-4
4.319%, VAR LIBOR+2.750%, 01/26/24		837	842
Varsity Brands (Hercules Achievement), Term Loan B (2017)
5.069%, VAR LIBOR+3.500%, 12/07/24		790	794

Total Consumer Non-Durables			7,583

Containers & Packaging [0.1%]
Faerch, Term Loan B, 1st Lien
3.500%, 07/24/24	EUR	2,500	3,000

Diversified Media [1.3%]
ALM Media, LLC, Term Loan B
6.193%, 07/31/20(A) (F)		202	172
Audiotonix, Term Loan, 1st Lien
5.829%, 03/22/24		1,223	1,217
Creative Artist Agency LLC, Term Loan B (2024)
4.977%, VAR LIBOR+3.500%, 02/13/24		1,054	1,059
Deluxe Entertainment Services Group, Term Loan
6.880%, VAR LIBOR+5.500%, 02/28/20		1,800	1,759
DHX Media, Term Loan B
5.319%, VAR LIBOR+3.750%, 12/29/23		507	508

Description	Face Amount (000)(1)	Value (000)
Donnelley Financial Solutions, Term Loan B (2017)
4.552%, 09/29/23(F)	$216	$217
Formula One (Alpha Topco), Term Loan B
4.569%, VAR LIBOR+3.000%, 02/24/24	495	497
Harland Clarke Holdings, Term Loan B7
6.443%, 11/03/23(F)	12,714	12,757
Learfield Communications, Term Loan
4.820%, VAR LIBOR+3.250%, 12/01/23	248	249
Lions Gate Entertainment, Term B-1 Loan
3.819%, VAR LIBOR+2.250%, 12/08/23	1,329	1,330
McGraw-Hill Global Education Holdings LLC, Term Loan - 2022
5.569%, VAR LIBOR+4.000%, 05/04/22	521	519
MediArena Acquisition (Endemol), Term Loan, 1st Lien
7.085%, VAR LIBOR+5.750%, 08/13/21	2,156	2,138
Merrill Communications LLC, Term Loan - 2022
6.630%, VAR LIBOR+5.250%, 06/01/22	1,017	1,022
Micro Holdings (Internet Brands), Second Lien
9.089%, VAR LIBOR+7.500%, 08/16/25	145	145
Micro Holdings (Internet Brands), Term Loan (2017)
5.339%, VAR LIBOR+3.750%, 08/16/24	1,366	1,369

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Nielsen Finance LLC, Term Loan B-4
3.432%, VAR LIBOR+2.000%, 10/04/23		$592	$594
Rovi Solutions, Term Loan B
4.070%, VAR LIBOR+2.500%, 07/02/21		558	561
UPC Financing Partnership, Facility AR, 1st Lien
3.977%, VAR LIBOR+2.500%, 01/15/26		1,800	1,798
UPC Financing, Term Loan, 1st Lien
2.750%, 10/15/26	EUR	1,000	1,196
Virgin Media, Term Loan, 1st Lien
3.250%, 01/31/27	GBP	1,250	1,681
WME IMG Holdings LLC, Initial Term Loan
4.640%, VAR LIBOR+3.250%, 05/06/21		2,700	2,711
WME IMG Holdings LLC, Term Loan, 2nd Lien
8.630%, 05/06/22(F)		2,427	2,427

Total Diversified Media			35,926

Energy [1.1%]
Alon USA, MLP Term Loan
9.569%, 11/26/18(F)		536	537
Azure Midstream Holdings LLC, Term Loan B
8.069%, VAR LIBOR+6.500%, 11/15/18		1,312	1,184
BCP Renaissance Parent LLC, Term Loan B
5.380%, 10/30/24(F)		430	435
Biogroup, Term Loan
3.500%, 06/14/24	EUR	767	925
Biogroup, Term Loan B, 1st Lien
3.500%, 06/14/24	EUR	233	281

Description		Face Amount (000)(1)	Value (000)
California Resources, Term Loan
11.876%, VAR LIBOR+10.375%, 12/31/21		$790	$866
California Resources, Term Loan B (2017)
6.241%, VAR LIBOR+4.750%, 11/14/22		520	517
Chesapeake Energy, Term Loan
8.954%, VAR LIBOR+7.500%, 08/23/21		2,930	3,115
Chief Exploration & Development LLC, Term Loan, 2nd Lien
7.959%, VAR LIBOR+6.500%, 05/16/21		1,315	1,291
CITGO Petroleum, Term Loan B 2015
9.835%, VAR LIBOR+8.500%, 05/12/18		2,695	2,718
Crestwood, Term Loan B-1
9.436%, 06/19/19(F)		1,236	1,236
Eagleclaw, Term Loan B
5.729%, VAR LIBOR+4.250%, 06/22/24		1,124	1,128
EMG Utica, Term Loan
5.593%, 03/27/20(F)		1,677	1,685
Euro Garages, Term Loan
5.440%, 01/31/23	GBP	2,000	2,709
Frac Tech International, Term Loan B - 2014
6.319%, VAR LIBOR+4.750%, 04/16/21		2,456	2,393
Gavilan Resources, Second Lien
7.460%, VAR LIBOR+6.000%, 02/24/24		1,370	1,355

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Hi-Crush Partners, Term Loan B - 2024
0.000%, 12/18/24(E)		$1,055	$1,052
KCA Deutag, Term Loan
7.196%, VAR LIBOR+5.750%, 05/15/20		1,265	1,234
Medallion Midland Acquisition, LLC, Term Loan
4.819%, VAR LIBOR+3.250%, 11/01/24		320	320
Motor Fuel Group, Term Loan
4.835%, 07/18/22	GBP	2,000	2,707
New World Resources, Term Loan
14.500%, 12/31/49(A)	EUR	233	—
Osum Production, Term Loan B
7.193%, VAR LIBOR+5.500%, 07/31/20		229	193
Philadelphia Energy Solutions, Term Loan
8.500%, VAR Prime Rate by Country+4.000%, 04/04/18		284	211
Riverstone Utopia Member, Term Loan B
5.611%, 10/16/24(F)		325	330
Sheridan Production Partners, Term Loan II-A
4.980%, VAR LIBOR+3.500%, 12/16/20(A)		75	65
Sheridan Production Partners, Term Loan II-M
4.980%, VAR LIBOR+3.500%, 12/16/20(A)		28	24
Sheridan Production Partners, Term Loan II-SIP
4.980%, VAR LIBOR+3.500%, 12/16/20(A)		542	468

Description		Face Amount (000)(1)	Value (000)
Techem GmbH, Facility B, 1st Lien
3.000%, VAR Euribor+3.000%, 10/02/24(E)	EUR	1,500	$1,797
Traverse Midstream, Term Loan B
5.850%, VAR LIBOR+4.000%, 09/21/24		$1,130	1,145
Ultra Resources, Term Loan B
4.413%, VAR LIBOR+3.000%, 04/12/24		595	594

Total Energy			32,515

Entertainment And Leisure [0.3%]
Cyan Blue Holdco 2 Limited, 2017 B-1 Term Loan, 1st Lien
4.771%, VAR LIBOR+4.250%, 07/26/24	GBP	2,000	2,714
HNVR Holdco Limited, Facility B, 1st Lien
6.250%, VAR Euribor+3.250%, 05/31/23	EUR	1,985	2,367
Richmond UK Holdco Limited, Facility B, 1st Lien
4.750%, VAR LIBOR+4.250%, 03/04/24	GBP	2,500	3,343

Total Entertainment And Leisure			8,424

Financial [2.3%]
Accelya, International, Term Loan, 1st Lien
0.000%, 03/29/24(E)		2,000	1,990
Altisource, Term Loan B
5.069%, VAR LIBOR+3.500%, 12/09/20		854	835

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Aretec Group, Term B-1 Loans
5.819%, VAR LIBOR+4.250%, 11/23/20	$1,037	$1,037
Aretec Group, Term Loan, 2nd Lien
2.219%, 05/23/21(F)	1,574	1,573
Aruba Investments, Term Loan, 1st Lien
4.250%, 02/02/22	978	1,175
Asurion, LLC (fka Asurion Corporation), Replacement B-4 Term Loan
4.319%, VAR LIBOR+2.750%, 08/04/22	2,554	2,566
Asurion, LLC (fka Asurion Corporation), Replacement B-5 Term Loan
4.569%, VAR LIBOR+3.000%, 11/03/23	3,975	3,993
Asurion, LLC (fka Asurion Corporation), Second Lien (2017)
7.569%, VAR LIBOR+6.000%, 08/04/25	5,185	5,323
Avolon, Term Loan B-2
3.751%, VAR LIBOR+2.250%, 03/20/22	495	491
Deerfield Holdings, Term Loan B (2017)
0.000%, 12/06/24(E)	565	566
Dubai World, Term Loan
4.750%, 09/30/18	13,169	12,148
2.000%, 09/30/18	12,408	11,467
EVO Payments International, Term Loan B
6.350%, VAR LIBOR+4.000%, 12/08/23	450	453
Fortress Investment, Term Loan B
2.750%, VAR LIBOR+2.750%, 12/27/22	1,140	1,152

Description		Face Amount (000)(1)	Value (000)
Freedom Mortgage, Term Loan B
6.956%, VAR LIBOR+5.500%, 02/23/22(E)		$989	$1,001
Greenhill, Term Loan B
5.252%, VAR LIBOR+3.750%, 10/06/22		250	251
I-Logic Technologies (Dealogic), Term Loan B
5.642%, 12/20/24(F)		425	423
Infinitas, Term Loan
3.750%, 05/03/24	EUR	2,000	2,389
iStar Financial, Term Loan B
4.511%, VAR LIBOR+3.000%, 10/01/21		2,718	2,739
Jane Street Group, LLC, Term Loan B
5.880%, VAR LIBOR+4.500%, 08/25/22		356	360
Jefferies Finance LLC, Term Loan B
4.438%, VAR LIBOR+3.000%, 08/03/24		275	275
LPL Holdings, Term Loan B (2017)
3.892%, VAR LIBOR+2.250%, 03/11/24		249	250
Ocwen Financial, Term Loan
6.460%, VAR LIBOR+5.000%, 12/07/20		1,210	1,212
Russell Investments, Term Loan B
5.943%, VAR LIBOR+4.250%, 06/01/23		845	850
Tackle, Term Loan B, 1st Lien
3.500%, 08/08/22	EUR	2,000	2,395
TCW Group, Term Loan B, 1st Lien
3.621%, 12/13/24(F)		1,345	1,346

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Tempo Acquisition LLC, Term Loan B
4.569%, VAR LIBOR+3.000%, 05/12/24		$1,961	$1,952
USI Holdings, Term Loan (2024)
4.693%, VAR LIBOR+3.000%, 05/16/24		504	503
Victory Capital Management, Term Loan B (2017)
6.819%, VAR LIBOR+5.250%, 10/29/21		675	682
Virtu Financial LLC (aka VFH), Term Loan
5.135%, VAR LIBOR+3.750%, 12/30/21		873	879
Virtu Financial LLC (aka VFH), Term Loan (2017)
0.000%, 12/30/21(E)		640	645
Vistra Group, Ltd., Term Loan
3.250%, 07/21/22	EUR	980	1,178
Walter Investment Management, Term Loan B
5.319%, VAR LIBOR+3.750%, 12/18/20(C)		2,902	2,768

Total Financial			66,867

Food And Beverage [0.0%]
Jacobs Douwe Egberts International B.V. (f/k/a Charger OpCo B.V.), Term B-5 Loan, 1st Lien
2.750%, VAR Euribor+2.000%, 07/01/22	EUR	265	319

Food and Drug [0.5%]
Albertsons, LLC, 2017-1 Term Loan B-4
4.319%, VAR LIBOR+2.750%, 08/25/21		651	637

Description		Face Amount (000)(1)	Value (000)
Albertsons, LLC, 2017-1 Term Loan B-6
4.462%, VAR LIBOR+3.000%, 06/22/23		$2,269	$2,219
Refresco, Term Loan B, 1st Lien
0.000%, 09/27/24(E)	GBP	1,000	1,351
0.000%, 12/13/24(E)	GBP	1,000	1,349
0.000%, 09/26/24(E)	EUR	1,500	1,798
0.000%, 12/13/24(E)	EUR	1,500	1,791
Rite Aid, Term Loan, 2nd Lien - Tranche 1
6.240%, 08/21/20(F)		1,585	1,590
Rite Aid, Term Loan, 2nd Lien - Tranche 2
5.365%, VAR LIBOR+3.875%, 06/21/21		440	441
Solina Group, Term Loan
4.750%, 12/16/22	EUR	2,000	2,413
Supervalu Inc., Term Loan B
5.069%, VAR LIBOR+3.500%, 06/08/24		348	339
Supervalu, Delay Draw Term Loan
5.069%, VAR LIBOR+3.500%, 06/08/24		209	204

Total Food and Drug			14,132

Food/Tobacco [0.6%]
Amplify Snack Brands, Term Loan B
6.880%, VAR LIBOR+5.500%, 09/02/23		808	809
Burger King (1011778 B.C. / New Red), Term Loan B-3
3.819%, VAR LIBOR+2.250%, 02/17/24		4,487	4,485
Campbell Soup Europe, Term Loan B, 1st Lien
3.750%, 12/08/23	EUR	1,112	1,337

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Deoleo, S.A. (Deoleo USA), Initial Term Loan
4.500%, VAR Euribor+3.500%, 06/02/21 EUR		$2,000	$1,608
Golden Nugget (fka Landry’s), Term Loan B
4.857%, VAR LIBOR+3.250%, 10/04/23		109	109
JBS USA LLC, Term Loan B (2017)
4.100%, VAR LIBOR+2.500%, 10/30/22		2,054	2,017
Milk Specialties, Term Loan
5.693%, 08/16/23(F)		1,012	1,020
NPC International, Term Loan B
5.052%, VAR LIBOR+3.500%, 04/03/24		318	321
NPC International, Term Loan, 2nd Lien
9.052%, VAR LIBOR+7.500%, 04/03/25		115	117
Post Holdings, Term Loan B
3.820%, VAR LIBOR+2.250%, 05/24/24		1,537	1,542
Soppa Holdings (Cambell Soup), Term Loan
0.000%, 12/31/23	EUR	481	578
0.000%, 12/31/23	EUR	191	229
0.000%, 12/31/23	EUR	216	260
US Foods, Term Loan B
4.069%, VAR LIBOR+2.500%, 06/27/23		1,212	1,218

Total Food/Tobacco			15,650

Forest Prod/Containers [0.6%]
Albea, Cov-Lite, 1st Lien
4.000%, 04/10/24	EUR	1,500	1,808
Anchor Glass Container, Term Loan
4.319%, 12/07/23(F)		463	463

Description		Face Amount (000)(1)	Value (000)
Anchor Glass Container, Term Loan, 2nd Lien
9.182%, 12/07/24(F)		$230	$232
Berry Plastics, Term Loan O
3.406%, VAR LIBOR+2.000%, 02/08/20		620	622
BWAY Holding, Term Loan B
4.599%, VAR LIBOR+3.250%, 04/03/24		1,627	1,633
Caraustar Industries, Term Loan B (2017)
7.193%, VAR LIBOR+5.500%, 03/09/22		1,449	1,452
Dummen Orange, Cov-Lite, Term Loan B, 1st Lien
3.500%, 05/18/24	EUR	3,000	3,546
Flex Acquisition (Novolex), Initial Term Loan
4.336%, VAR LIBOR+3.000%, 12/29/23		699	702
ProAmpac, Term Loan B
4.880%, VAR LIBOR+4.000%, 11/18/23		1,143	1,151
Reynolds Group Holdings, Incremental US Term Loan
4.319%, VAR LIBOR+2.750%, 02/05/23		1,907	1,915
Signode Industrial Group US, Term Loan B
4.319%, VAR LIBOR+2.750%, 05/01/21		1,596	1,597
Verallia, Term Loan
3.000%, 10/22/22	EUR	1,855	2,216

Total Forest Prod/Containers			17,337

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Gaming/Leisure [1.6%]
Amaya, Initial Term Loan B-3
5.193%, VAR LIBOR+3.500%, 08/01/21	$1,485	$1,493
Apple Leisure Group (Casablanca), Term Loan
6.130%, 03/31/24(F)	571	570
Aristocrat, Term Loan B
3.357%, 10/19/24(F)	1,305	1,307
Belmond Interfin Ltd., Term Loan B
4.319%, 07/03/24(F)	761	761
Bombardier Recreational Products, Term Loan
3.930%, VAR LIBOR+2.500%, 06/30/23	145	145
Boyd Gaming, Term Loan B (2017)
3.975%, VAR LIBOR+2.500%, 09/15/23	523	525
Caesars Entertainment, Term Loan B
4.069%, 10/06/24(F)	520	520
Caesars Resort Collection LLC, Term Loan
4.336%, VAR LIBOR+2.750%, 12/22/24	1,565	1,571
CityCenter Holdings, Term Loan B
4.069%, VAR LIBOR+2.500%, 04/14/24	299	300
ClubCorp Club Operations, Inc., Term Loan B
4.943%, VAR LIBOR+3.250%, 09/15/24	245	246
Diamond Resorts, Term Loan B
6.069%, VAR LIBOR+4.500%, 09/02/23	2,883	2,902

Description	Face Amount (000)(1)	Value (000)
Eldorado Resorts, Term Loan B
3.750%, VAR LIBOR+2.250%, 03/16/24	$967	$967
ESH Hospitality, Term Loan B
3.819%, VAR LIBOR+2.250%, 08/20/23	1,087	1,090
Four Seasons Holdings, Term Loan (12/13)
4.069%, 11/30/23(F)	1,228	1,234
Gateway Casinos & Entertainment, Term Loan B-1
5.443%, VAR LIBOR+3.750%, 02/22/23	234	236
Global Cash Access, Term Loan B (2017)
4.979%, VAR LIBOR+3.500%, 05/08/24	1,806	1,822
GLP Capital LP, Term Loan, Incremental Tranche A-1
2.960%, 04/29/21(F)	4,955	4,924
Golden Entertainment, Term Loan B
4.510%, 10/20/24(F)	465	465
Greektown Holdings, Term Loan B
4.319%, VAR LIBOR+2.750%, 04/25/24	995	993
Hilton Worldwide Finance LLC, Term Loan B-2
3.552%, VAR LIBOR+2.000%, 10/25/23	8,655	8,694
La Quinta Intermediate Holdings, Term Loan B
4.109%, VAR LIBOR+2.750%, 04/14/21	339	340
Lakeland Tours (Worldstrides), Delay Draw
0.000%, 12/08/24(E)	37	37

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Lakeland Tours (Worldstrides), Term Loan B
0.000%, 12/08/24(E)		$443	$447
Las Vegas Sands, Term Loan B (2017)
3.569%, VAR LIBOR+2.000%, 03/29/24		1,844	1,853
MGM Growth Properties, Term Loan B
3.819%, VAR LIBOR+2.250%, 04/25/23		1,071	1,075
MGM Resorts, Term Loan A
3.819%, 04/23/21(F)		689	689
Mohegan Tribal Gaming, Term Loan B (2016)
7.500%, VAR LIBOR+4.000%, 10/13/23		900	907
Penn National Gaming, Term Loan B
4.069%, VAR LIBOR+2.500%, 01/12/24		221	222
Playa Resorts Holding, Term Loan B (2017)
4.370%, VAR LIBOR+3.000%, 04/24/24		747	750
Playcore, Delay Draw
0.000%, 09/19/24(E)		26	26
Playcore, Term Loan B
5.254%, VAR LIBOR+3.750%, 09/18/24		189	190
Premier Lotteries, Term Loan B, 1st Lien
0.000%, 06/26/24(E)	EUR	2,500	2,992
Scientific Games, Term Loan B-4
4.819%, VAR LIBOR+3.250%, 08/14/24		683	688

Description		Face Amount (000)(1)	Value (000)
Station Casinos, Term Loan B
4.060%, VAR LIBOR+2.500%, 06/08/23		$598	$598
UFC Holdings (Buyer), Term Loan B - 2023
4.810%, VAR LIBOR+3.250%, 08/18/23		505	507
VICI Properties 1 LLC (Caesars), Term Loan
0.000%, 12/15/24(E)		2,710	2,710

Total Gaming/Leisure			44,796

Healthcare [2.9%]
Aenova
5.000%, 07/10/20	EUR	1,318	1,489
Apollo 5 GmbH, Facility B (Dragenopharm), 1st Lien
5.000%, 09/29/20	EUR	316	357
Ardent Legacy Holdings, Term Loan B
7.069%, 08/04/21(F)		1,165	1,163
CDRH (Healogics), Term Loan B
5.750%, VAR LIBOR+4.250%, 07/01/21		320	277
Centene, Bridge Facility
0.000%, 09/13/18(E)		3,715	3,715
Cerba Healthcare, Term Loan, 1st Lien
3.000%, 03/21/24	EUR	1,000	1,196
Change Healthcare Holdings, Term Loan B
4.319%, VAR LIBOR+2.750%, 03/01/24		5,295	5,302
Coherent Holding GmbH, Euro Term Loan, 1st Lien
3.000%, VAR Euribor+2.250%, 08/01/23	EUR	1,303	1,575
Cole-Parmer, Term Loan B
5.193%, 03/17/24(F)		387	390

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Community Health Systems, Term Loan G
4.229%, VAR LIBOR+2.750%, 12/25/19		$1,081	$1,046
Community Health Systems, Term Loan H
4.479%, VAR LIBOR+3.000%, 01/15/21		4,079	3,887
Concordia Healthcare, Initial Dollar Term Loan
5.600%, VAR LIBOR+4.250%, 10/21/21		1,947	1,590
ConvaTec Healthcare, Term Loan B
3.943%, 10/25/23(F)		581	582
Cypress Performance, Term Loan B
4.819%, VAR LIBOR+3.250%, 10/27/24		455	456
Diaverum, Term Loan
3.250%, 05/24/24	EUR	1,500	1,793
8.000%, 05/24/24	EUR	1,500	1,800
Diplomat Pharmacy, Term Loan B
6.040%, 12/14/24(F)		150	151
Elsan SAS (fka Vedici Investissements), Facility B2, 1st Lien
3.750%, VAR Euribor+3.750%, 10/31/22	EUR	2,000	2,411
Endo Luxembourg Finance Company I S.à r.l., Initial Term Loan, 1st Lien
5.875%, VAR LIBOR+4.250%, 04/29/24		150	150
Envision Healthcare (EMS), Term Loan B
4.570%, VAR LIBOR+3.000%, 12/01/23		459	460

Description		Face Amount (000)(1)	Value (000)
Explorer Holdings, Term Loan B
5.130%, VAR LIBOR+3.750%, 05/02/23		$464	$467
Financiere Verdi II S.A.S., Facility B1, 1st Lien
5.085%, VAR LIBOR+4.750%, 07/21/23	GBP	1,000	1,353
Gesundheits, Term Loan
4.000%, 07/25/21	EUR	1,000	1,177
Greatbatch, Ltd., Term Loan A
4.820%, 10/27/21(F)		377	376
Greatbatch, Ltd., Term Loan B (Refi)
4.660%, 10/27/22(F)		1,516	1,526
Grifols, Term Loan B (2017)
3.739%, VAR LIBOR+2.250%, 01/24/25		3,270	3,275
Halyard Health, Term Loan
4.319%, VAR LIBOR+2.750%, 11/01/21		765	766
HCA, Term Loan B-8
3.819%, VAR LIBOR+2.250%, 02/15/24		2,763	2,778
HCA, Term Loan B-9
3.569%, VAR LIBOR+2.000%, 03/18/23		1,862	1,869
HRA, Term Loan, 1st Lien
0.000%, 07/31/24	EUR	2,000	2,396
INC Research, Term Loan A
3.319%, 08/01/22(F)		1,080	1,081
INC Research, Term Loan B (2017)
3.819%, VAR LIBOR+2.250%, 08/01/24		1,250	1,251
Indivior Finance S.Ã r.l., Term Loan
6.110%, 12/18/22(F)		2,470	2,476

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Innoviva, Term Loan B
5.936%, 08/14/22(F)		$512	$514
Kindred Healthcare, Term Loan B
4.875%, VAR LIBOR+3.500%, 04/09/21		557	558
Lannett, Term Loan A
6.319%, VAR LIBOR+4.750%, 11/25/20		1,955	1,945
MultiPlan, Term Loan B
4.693%, VAR LIBOR+3.000%, 06/07/23		3,656	3,661
Novacap, Term Loan
3.500%, 04/28/23	EUR	2,499	2,996
Parexel International, Term Loan B
4.569%, VAR LIBOR+3.000%, 09/27/24(E)		469	471
Pharmaceutical Product Development, Term Loan B (2017)
4.443%, VAR LIBOR+2.750%, 08/18/22		255	256
PharMerica, Second Lien
9.153%, 09/26/25(F)		145	145
PharMerica, Term Loan B
4.903%, VAR LIBOR+3.500%, 12/07/24		180	181
Quintiles IMS, Term Loan B-1
3.693%, VAR LIBOR+2.000%, 03/03/24		390	391
Quintiles IMS, Term Loan B-2
3.693%, VAR LIBOR+2.000%, 01/15/25		434	435

Description		Face Amount (000)(1)	Value (000)
Royalty Pharma (aka RPI), Term Loan A-3
3.443%, VAR LIBOR+1.750%, 10/14/21		$213	$213
Royalty Pharma (aka RPI), Term Loan B-6
3.693%, VAR LIBOR+2.000%, 03/23/23		3,734	3,749
Siemens Audiology, Term Loan
3.500%, 01/17/22	EUR	975	1,177
Stada/Nidda, Term Loan, 1st Lien
0.000%, 09/20/24(E)	EUR	1,057	1,268
Sunrise Medical, Cov-lite, Term Loan
4.500%, 07/05/22	EUR	2,134	2,562
Sunrise Medical, Term Loan B, 1st Lien
4.500%, 07/05/22	EUR	303	364
Surgery Center Holdings, Term Loan B
4.820%, VAR LIBOR+3.250%, 09/02/24		728	720
Team Health, Term Loan
4.319%, VAR LIBOR+2.750%, 01/12/24		1,199	1,167
Tecostar Holdings, 2017 Term Loan
5.131%, VAR LIBOR+3.500%, 04/24/24		443	447
Unilabs, Term Loan
3.000%, 04/19/24	EUR	2,500	2,987
Unither, Term Loan B, 1st Lien
4.000%, 02/01/24	EUR	1,500	1,813
Valeant Pharmaceuticals International, Series F-1 Tranche B Term Loan
4.940%, VAR LIBOR+3.500%, 04/01/22		2,774	2,811

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Wink Holdco Inc (Davis Vision), Term Loan B
4.490%, 11/02/24(F)		$500	$502

Total Healthcare			81,914

Housing [0.6%]
ABC Supply, Term Loan B-1
4.069%, VAR LIBOR+2.500%, 10/31/23		1,285	1,290
Beacon Roofing Supply, Term Loan B
0.000%, 01/02/25(E)		290	291
Bomus Vi/HomeVi, Term Loan B, 1st Lien
0.000%, 10/11/24(E)	EUR	3,000	3,603
Canam Construction, Term Loan B
7.069%, VAR LIBOR+5.500%, 06/29/24		931	936
Capital Automotive LP, Term Loan B (2017)
4.070%, VAR LIBOR+2.500%, 03/21/24		2,317	2,322
Capital Automotive LP, Term Loan, 2nd Lien (2017)
7.570%, VAR LIBOR+6.000%, 03/21/25		5,222	5,352
DTZ US Borrower LLC, 2015-1 Additional Term Loan, 1st Lien
4.729%, VAR LIBOR+3.250%, 11/04/21		2,539	2,503
Quikrete Holdings, Term Loan B
4.319%, VAR LIBOR+2.750%, 11/15/23		351	351

Total Housing			16,648

Description		Face Amount (000)(1)	Value (000)
Industrials [0.3%]
Delachaux, Term Loan
5.583%, 09/25/21	GBP	$360	$489
Engineered Machinery Holdings, Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 07/19/24		32	32
H.B. Fuller, Term Loan, 1st Lien
3.751%, VAR LIBOR+2.250%, 10/20/24		1,814	1,818
IVC, Term Loan B, 1st Lien
4.991%, 01/25/24	GBP	1,000	1,349
3.750%, 01/26/24	EUR	1,500	1,813
Socotec, Term Loan, 1st Lien
4.500%, 07/20/24	EUR	1,000	1,203
4.835%, 07/20/24	GBP	1,000	1,350

Total Industrials			8,054

Information Technology [2.5%]
Almonde, Term Loan B, 1st Lien
4.979%, VAR LIBOR+3.500%, 06/13/24		888	890
Almonde, Term Loan, 2nd Lien
8.729%, VAR LIBOR+7.250%, 04/28/25		375	375
Aricent Technologies, Term Loan
5.972%, VAR LIBOR+4.500%, 04/14/21		566	567
Arris Group, Term Loan B-3
3.819%, 04/26/24(F)		1,047	1,048
Autodata, Term Loan
4.824%, 12/13/24(F)		475	475
Avaya, Exit Term Loan
6.227%, 12/15/24(F)		705	693

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Blackboard, Term Loan B-4
6.354%, VAR LIBOR+5.000%, 06/30/21		$899	$889
Cavium, Term Loan B (2017)
3.819%, VAR LIBOR+2.250%, 08/16/22		635	636
CCC Information, Term Loan B
4.570%, VAR LIBOR+3.000%, 04/24/24		592	593
Civica, Term Loan, 1st Lien
0.000%, 10/10/24(E)	GBP	1,500	2,023
Cologix, Term Loan B
4.456%, 03/20/24(F)		387	387
Cologix, Term Loan, 2nd Lien
8.552%, VAR LIBOR+7.000%, 03/20/25		100	100
Computer Sciences Government Services, Term Loan B
3.693%, 11/30/23(F)		965	968
Compuware, Term Loan B-3
5.630%, VAR LIBOR+4.250%, 12/15/21		403	405
Dell New, Term Loan A-3
3.070%, VAR LIBOR+1.500%, 12/31/18		1,881	1,880
Dell New, Term Loan B
3.570%, VAR LIBOR+2.000%, 09/07/23		4,478	4,474
Digicert, Second Lien
9.380%, 09/20/25(F)		365	367
Digicert, Term Loan B-2
6.130%, 10/31/24(F)		290	294
EAB Avatar Purchaser, Term Loan B
5.241%, VAR LIBOR+3.750%, 12/15/24		580	583

Description		Face Amount (000)(1)	Value (000)
ECI Software Solutions, Term Loan B
5.943%, VAR LIBOR+4.250%, 09/29/24		$289	$291
EIG Investors, Term Loan B (2017)
5.462%, VAR LIBOR+4.000%, 02/09/23		552	555
Gartner, Term Loan A
3.569%, 03/16/22(F)		703	704
Gartner, Term Loan B
3.569%, 03/16/24(F)		675	677
Gigamon, Term Loan B
0.000%, 12/19/24(E)		640	634
Globallogic Holdings, Term Loan B
6.193%, VAR LIBOR+4.500%, 06/20/22		442	445
Help/Systems, Term Loan B
6.193%, VAR LIBOR+4.500%, 10/08/21		342	343
IFS, Term Loan
0.000%, 07/25/24(E)	EUR	2,000	2,406
Inovalon Holdings, Term Loan
2.819%, 09/19/19(F)		2,513	2,488
Internap, Term Loan B
8.410%, VAR LIBOR+7.000%, 04/03/22		299	301
ION Trading Technologies, Term Loan B, 1st Lien
0.000%, 11/15/24(E)	EUR	1,613	1,937
IPC, Term Loan B-1
5.890%, VAR LIBOR+4.500%, 08/06/21		801	783
JDA Software Group, (RP Crown), Term Loan B
4.569%, VAR LIBOR+3.000%, 10/12/23		282	283

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Kofax (Project Leopard Holdings), Term Loan B
6.833%, VAR LIBOR+5.500%, 06/21/23		$244	$246
LANDesk Software, Term Loan B
5.820%, VAR LIBOR+4.250%, 01/20/24		412	391
Leidos (Abacus Innovations), Term Loan B
3.650%, VAR LIBOR+2.000%, 08/16/23		564	569
LGC Science Holdings, Term Loan
3.250%, 03/08/23	EUR	1,285	1,544
Lionbridge Technologies, Term Loan B
7.069%, VAR LIBOR+5.500%, 02/06/24		447	446
MaxLinear, Term Loan B
3.977%, VAR LIBOR+2.500%, 04/13/24		342	344
McAfee, Term Loan B
6.069%, VAR LIBOR+4.500%, 09/29/24		1,367	1,361
Micro Focus, MA Finance, Term Loan
4.319%, VAR LIBOR+2.750%, 06/21/24		202	202
Micro Focus, Seattle Spin, Term Loan
4.319%, VAR LIBOR+2.750%, 06/21/24		1,363	1,363
Mitchell International, Delay Draw
0.000%, 05/29/18(E)		49	48
Mitchell International, Second Lien
8.943%, 12/01/25(F)		190	191

Description		Face Amount (000)(1)	Value (000)
Mitchell International, Term Loan
4.943%, 11/27/24(F)		$601	$601
Nets, Term Loan B, 1st Lien
0.000%, 11/29/24(E)	EUR	1,500	1,801
Oberthur, Term Loan, 1st Lien
0.000%, 01/10/24(E)	EUR	2,000	2,373
On Semiconductor, Term Loan
3.085%, 01/02/18(F)		215	215
On Semiconductor, Term Loan, 1st Lien
3.569%, VAR LIBOR+2.000%, 03/31/23		260	261
Paysafe Group PLC, Term Loan
5.166%, 12/01/24(F)		710	709
Paysafe, Term Loan, 1st Lien
0.000%, 11/15/22(E)	EUR	1,000	1,193
0.000%, 12/02/24(E)	EUR	1,000	1,194
Peak 10, Second Lien
8.627%, VAR LIBOR+7.250%, 08/01/25		180	181
Peak 10, Term Loan
5.193%, VAR LIBOR+3.500%, 08/01/24		998	996
Presidio, Term B Loan
4.549%, 02/02/22(F)		850	852
Quest Software (Seahawk), Term Loan (2017)
6.919%, 10/31/22(F)		243	246
Rackspace Hosting, Term Loan B - Add-on
4.385%, VAR LIBOR+3.000%, 11/03/23		938	937
RAET, Term Loan
4.250%, 07/01/21	EUR	1,500	1,805
Red Ventures, LLC, Second Lien
9.569%, 10/31/25(F)		315	314

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Red Ventures, LLC, Term Loan B
5.569%, 10/31/24(F)		$2,908	$2,903
Salient CRGT, Term Loan B
7.319%, VAR LIBOR+5.750%, 02/27/22		826	831
Sedgwick CMS, Term Loan, 1st Lien
0.000%, 02/28/21(E)		375	374
Sirius Computer Solutions (SCS), Term Loan B
5.819%, VAR LIBOR+4.250%, 10/30/22		726	729
SolarWinds, Term Loan
5.069%, VAR LIBOR+3.500%, 02/05/23		424	425
Solera, LLC (Solera Finance), Euro Term Loan, 1st Lien
3.750%, 02/28/23	EUR	1,970	2,376
Solera, Term Loan B
4.818%, VAR LIBOR+3.250%, 03/03/23		2,033	2,045
Southern Graphics, Delay Draw
0.000%, 12/08/22(E)		73	73
Southern Graphics, Term Loan B
5.069%, 12/08/22(F)		452	454
SS&C Technologies, Term Loan B-1 (new)
3.819%, VAR LIBOR+2.250%, 07/08/22		1,427	1,436
SS&C Technologies, Term Loan B-2 (new)
3.819%, VAR LIBOR+2.250%, 07/08/22		27	27
Symantec, Term Loan A-1
2.944%, 05/10/19(F)		98	97
Symantec, Term Loan A-2
2.938%, 08/01/19(F)		330	329

Description		Face Amount (000)(1)	Value (000)
Symantec, Term Loan A-3
2.990%, 08/01/19(F)		$235	$233
Symantec, Term Loan A-5
3.200%, 08/01/21(F)		1,600	1,595
Syncsort (Starfish Holdco, LLC), Term Loan B
6.693%, VAR LIBOR+5.000%, 08/14/24		289	282
TierPoint, Term Loan B
5.319%, VAR LIBOR+3.750%, 04/28/24		294	291
TTM Technologies, Term Loan B (2017)
4.069%, 09/15/24(F)		289	289
Vantiv, Term Loan B, 1st Lien
0.000%, 08/07/24(E)		190	191
Vertafore (VF Holding), Term Loan (2016)
4.819%, VAR LIBOR+3.250%, 06/30/23		1,140	1,148
Vertiv (Cortes NP Acquisition), Term Loan B (2017)
5.350%, VAR LIBOR+4.000%, 11/30/23		1,289	1,287
Webhelp, Term Loan
4.250%, 03/16/23	EUR	1,000	1,204
Webhelp, Term Loan B, 1st Lien
4.250%, 12/31/49	GBP	1,500	2,026
Western Digital Corporation, Term Loan B-3
3.569%, VAR LIBOR+2.000%, 04/29/23		859	862
Western Digital, Term Loan A
3.319%, 04/29/21(F)		975	977

Total Information Technology			72,361
CITY NATIONAL ROCHDALE FUNDS | PAGE 85

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Manufacturing [0.6%]
Aenova, Term Loan
5.000%, 09/29/20	EUR	174	$197
5.000%, 09/29/20	EUR	192	217
Big River Steel LLC, Term Loan B
6.693%, VAR LIBOR+5.000%, 08/23/23		$818	824
Brand Energy & Infrastructure, Term Loan B
5.628%, VAR LIBOR+4.250%, 06/16/24		652	654
Bright Bidco, Term Loan B
6.069%, VAR LIBOR+4.500%, 07/01/24		1,418	1,426
Columbus Mckinnon, Term Loan B
4.693%, VAR LIBOR+3.000%, 01/20/24		333	335
Cooper, Term Loan
3.500%, 01/30/23	EUR	300	361
DRB-HICOM Berhad, Term Loan, 1st Lien
3.613%, 01/22/21(A)		3,720	3,367
Dynacast International LLC, Term Loan B-1
4.943%, VAR LIBOR+3.250%, 01/28/22		806	809
Gates Global LLC, Term Loan B (11/17)
4.693%, VAR LIBOR+3.000%, 03/31/24		1,985	1,995
Keurig Green Mountain, Term Loan A
3.000%, 03/03/21(F)		1,920	1,915
Manitowoc (Welbilt), Term Loan B
4.319%, VAR LIBOR+2.750%, 03/03/23		819	825

Description		Face Amount (000)(1)	Value (000)
MCS, Term Loan, 1st Lien
6.251%, VAR LIBOR+4.750%, 05/11/24		$587	$589
Milacron, Term Loan B (2017)
4.319%, VAR LIBOR+2.750%, 09/28/23		312	312
Ravago Holdings America, Term Loan B (2016)
4.450%, VAR LIBOR+2.750%, 07/13/23		443	445
Sebia, Term Loan, 1st Lien
0.000%, 09/22/25(E)	EUR	1,000	1,212
Unifrax I LLC, Second Lien
9.193%, 11/03/25(F)		370	375
Unifrax I LLC, Term Loan B
5.193%, VAR LIBOR+3.500%, 04/04/24		782	789
Utex Industries, First Lien Term Loan
5.569%, 05/21/21(F)		653	639

Total Manufacturing			17,286

Materials [0.0%]
Fairmount Minerals, Ltd., Term Loan B
7.377%, VAR LIBOR+6.000%, 10/27/22		1,075	1,086

Media [0.5%]
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
3.490%, VAR LIBOR+2.000%, 01/26/25		564	564
SFR Group S.A. (Ypso France SAS), Term Loan, 1st Lien
3.000%, VAR Euribor+3.000%, 06/22/25	EUR	2,488	2,876

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Technicolor S.A., Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/06/23	EUR	$4,500	$5,393
Tele Columbus AG, New Facility A, 1st Lien
3.250%, VAR Euribor+3.000%, 10/15/24	EUR	2,000	2,395
Ziggo Secured Finance, Term Loan F Facility, 1st Lien
3.000%, VAR Euribor+3.000%, 04/15/25	EUR	3,000	3,582

Total Media			14,810

Metals/Minerals [0.5%]
Atkore International, Term Loan (2016)
4.700%, VAR LIBOR+3.000%, 12/15/23		1,693	1,701
Atlas Iron Limited, Term Loan
8.899%, VAR LIBOR+7.330%, 05/06/21		54	49
Blackhawk Mining, Term Loan B
10.890%, VAR LIBOR+9.500%, 02/14/22		1,653	1,412
Consol Energy, Term Loan B
7.470%, 10/30/22(F)		435	440
Contura Energy, Term Loan B
6.630%, VAR LIBOR+5.000%, 03/13/24		1,355	1,334
Coronado Coal LLC, Term Loan B
8.693%, 06/06/23(F)		354	355
Foresight Energy LLC, Term Loan B
7.443%, VAR LIBOR+5.750%, 03/16/22		1,161	1,087
Global Brass and Copper, Term Loan B
4.875%, 07/18/23(F)		415	418

Description		Face Amount (000)(1)	Value (000)
Metinvest, Term Loan, 1st Lien
5.397%, 06/30/21(A)		$5,697	$5,341
Peabody Energy, Exit Term Loan
5.069%, VAR LIBOR+3.500%, 03/31/22		472	478
TMS International, Term Loan B (2017)
4.472%, 08/09/24(F)		499	500
US Silica, Add-On Term Loan
5.250%, VAR LIBOR+3.500%, 07/23/20		837	838
US Silica, Term Loan B
4.750%, VAR LIBOR+3.000%, 07/23/20		715	715
Zekelman Industries (fka JMC Steel), Term Loan B
4.408%, VAR LIBOR+2.750%, 06/14/21		656	658

Total Metals/Minerals			15,326

Personal Services [0.1%]
Obol France 3 SAS, Amended Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 04/11/23	EUR	1,500	1,807
Weight Watchers International, Initial Term Loan, 1st Lien
6.230%, VAR LIBOR+4.750%, 11/20/24		1,655	1,662

Total Personal Services			3,469

Publishing [0.1%]
Springer, Term Loan
3.750%, 08/14/20	EUR	1,980	2,383

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Real Estate [0.1%]
Flamingo LUX II, Senior Facility B, 1st Lien
3.500%, VAR Euribor+3.250%, 07/28/23	EUR	$1,482	$1,780

Retail [0.8%]
AS Adventure, Term Loan
5.617%, 04/12/22	GBP	1,000	1,318
AS Adventure, Term Loan B
5.000%, 04/01/22	EUR	2,000	2,369
Ascena Retail Group, Tranche B Term Loan
6.125%, VAR LIBOR+4.500%, 08/21/22		735	606
Bass Pro Group, Term Loan B
6.569%, VAR LIBOR+5.000%, 09/25/24		1,581	1,575
Belk, Term Loan
6.099%, VAR LIBOR+4.750%, 12/12/22		788	644
CWGS Group, LLC, Term Loan B - 2023
4.392%, VAR LIBOR+3.000%, 11/08/23		1,416	1,424
Dollar Tree, Fixed Term Loan B-2
4.250%, 07/06/22(F)		4,210	4,236
Hudson's Bay, Term Loan B - 2022
4.718%, VAR LIBOR+3.250%, 09/30/22		2,400	2,342
J Crew Group Inc, Term Loan B - Consenting Lenders
4.789%, VAR LIBOR+3.220%, 03/05/21		830	496
JC Penney, Term Loan B
5.729%, VAR LIBOR+4.250%, 06/23/23		1,445	1,348

Description		Face Amount (000)(1)	Value (000)
Men's Wearhouse, Term Loan B
4.938%, VAR LIBOR+3.500%, 06/18/21		$205	$205
Men's Wearhouse, Term Loan B1
4.938%, 06/18/21(F)		915	906
MRH, Term Loan
3.000%, 12/14/23	EUR	1,000	1,197
Petsmart (fka Argos Merger), Term Loan B
4.570%, VAR LIBOR+3.000%, 03/10/22		438	349
Toys R Us Property, Initial Term Loan
6.569%, VAR LIBOR+5.000%, 08/21/19		3,267	2,952
Toys R Us-Delaware, Term Loan B-2
7.250%, 05/25/18(F)		1,536	492
Toys R Us-Delaware, Term Loan B-3
7.250%, 05/25/18(F)		89	28
Toys R Us-Delaware, Term Loan B4
12.250%, 04/24/20(F)		1,035	504

Total Retail			22,991

Retailing [0.0%]
Action Holding B.V. (fka Peer Holdings B.V.), Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 02/25/22	EUR	1,000	1,203

Service [2.0%]
AHT Cooling, Term Loan
4.250%, 11/19/20	EUR	976	1,171
American Teleconferencing Services, Term Loan B
7.897%, 12/08/21(F)		269	264

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Ascend Learning LLC, Term Loan B
4.569%, VAR LIBOR+3.000%, 07/12/24		$364	$366
Busy Bees Nurseries Ltd., Term Loan
5.154%, 04/29/22	GBP	1,000	1,352
Callcredit Information Group, Term Loan, 1st Lien
4.500%, 02/12/21	GBP	2,644	3,567
CEP, Term Loan B, 1st Lien
0.000%, 12/13/24(E)	EUR	2,500	2,957
CPA Global (Capri - Redtop), Term Loan
4.627%, 11/01/24(F)		360	360
Diebold, Term Loan B (2017)
4.188%, VAR LIBOR+2.750%, 11/06/23		377	376
Dorna Sports, Term Loan
3.250%, 04/12/24	EUR	1,883	2,257
Eagle Bidco (Busy Bees), Term Loan, 1st Lien
0.000%, 05/12/22(E)	GBP	2,000	2,704
Engineered Machinery Holdings, Term Loan B
4.943%, VAR LIBOR+3.250%, 07/25/24		243	243
Environmental Resources, Term Loan
8.333%, 05/09/22		1,000	946
5.693%, 05/14/21(F)		3,471	3,455
Evertec Group, LLC, Term Loan A
3.682%, 04/17/18(F)		30	29
Exela, Term Loan B
8.857%, VAR LIBOR+7.500%, 06/30/23(E)		631	611
First Data, 2022D New Dollar Term Loan
3.802%, VAR LIBOR+2.250%, 07/10/22		6,874	6,878

Description		Face Amount (000)(1)	Value (000)
First Data, 2024A New Dollar Term Loan
3.802%, VAR LIBOR+2.250%, 04/21/24		$3,590	$3,591
FleetCor Technologies, Term Loan B (2017)
3.569%, 08/02/24(F)		718	720
GFL Environmental, Term Loan B
4.443%, 09/29/23(F)		400	401
Global Payments, Existing Term Loan
3.100%, 05/02/22(F)		1,155	1,155
Inmar, Term Loan B
4.917%, VAR LIBOR+3.500%, 04/25/24		592	593
iQor US, Term Loan B
6.335%, VAR LIBOR+5.000%, 04/01/21		1,653	1,640
KinderCare (KUEHG Corp), Second Lien
9.943%, 08/16/25(F)		145	146
Laureate Education, Term Loan B (2017)
6.069%, VAR LIBOR+4.500%, 04/26/24		625	630
LS Deco LLC (Leighton), Term Loan B
5.193%, 05/21/22(F)		269	272
NGA UK, Term Loan B, 1st Lien
0.000%, 11/22/24(E)	GBP	1,500	1,986
North American Bancard (NAB), Term Loan B
4.819%, VAR LIBOR+3.250%, 06/15/24		144	145
PrePaid Legal Services, Term Loan, 2nd Lien
10.569%, VAR LIBOR+9.000%, 07/01/20		125	125

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Prime Security Services, Term Loan B-1
4.319%, VAR LIBOR+2.750%, 05/02/22		$868	$874
Prosol, Cov-Lite Term Loan, 1st Lien
4.000%, 04/21/24	EUR	2,000	2,410
QA Group, Term Loan
5.521%, 07/26/24	GBP	3,000	4,010
Sedgwick, 2016 Replacement Term Loan
4.943%, VAR LIBOR+3.250%, 03/01/21		118	119
Sedgwick, Term Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 03/01/21		1,363	1,361
Sedgwick, Term Loan, 2nd Lien
7.319%, VAR LIBOR+5.750%, 02/28/22		1,075	1,079
Sedgwick, Term Loan, 2nd Lien - Add-On
7.229%, 02/28/22(F)		925	930
Spin Hold (Coinmach), Term Loan B-1
5.147%, VAR LIBOR+3.750%, 11/14/22		468	471
St. George's University Scholastic Services, Term Loan B
5.901%, 07/06/22(F)		232	234
Sutherland Global Services, Initial Cayman Term Loan
7.068%, 04/23/21(F)		401	384
Sutherland Global Services, Initial US Term Loan
6.718%, VAR LIBOR+5.375%, 04/23/21		1,723	1,650
TKC Holdings, Second Lien
9.423%, VAR LIBOR+8.000%, 02/01/24		190	190

Description		Face Amount (000)(1)	Value (000)
TKC Holdings, Term Loan B
5.673%, VAR LIBOR+4.250%, 02/01/23		$466	$470
TransUnion LLC, Term Loan B-3
3.569%, VAR LIBOR+2.000%, 04/09/23		552	554
Travelport, Term Loan D
4.166%, VAR LIBOR+2.750%, 09/02/21		24	24
TriMark USA, Inc., Term Loan
4.880%, VAR LIBOR+3.500%, 09/15/24		—	—
USIC Holdings Inc., Term Loan B (2017)
5.004%, VAR LIBOR+3.500%, 12/08/23		282	284
Vantiv, Term Loan B-4
3.477%, VAR LIBOR+2.000%, 08/07/24		605	608
Vivid Seats LLC, Term Loan B (2017)
5.569%, VAR LIBOR+4.000%, 06/27/24		408	408
Waste Industries, Term Loan B
4.569%, VAR LIBOR+3.000%, 09/25/24		250	251
Xerox Business Services (Conduent), Term Loan B
4.569%, VAR LIBOR+3.000%, 12/07/23		822	827

Total Service			56,078

Sovereign [0.2%]
Arab Republic of Egypt, Term Loan
1.884%, 01/04/21(A) (G)	CHF	1,879	1,813

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Republic of Angola, Term Loan
7.683%, 12/06/20(A)		$5,688	$5,090

Total Sovereign			6,903

Telecommunications [1.0%]
CenturyLink Inc, Term Loan B
4.319%, VAR LIBOR+2.750%, 01/15/25		4,845	4,668
Colorado Buyer, Term Loan B
4.380%, VAR LIBOR+3.000%, 03/15/24		388	390
Colorado Buyer, Term Loan, 2nd Lien
8.630%, VAR LIBOR+7.250%, 03/15/25		295	298
ConvergeOne Holdings Corp, Term Loan B
6.450%, VAR LIBOR+4.750%, 06/15/24		438	438
Eircom Finco S.a r.l., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 03/08/24	EUR	2,500	2,994
Greeneden U.S. Holdings I, LLC, Tranche B-2 Euro Term Loan
3.750%, VAR Euribor+3.750%, 12/01/23	EUR	1,985	2,402
Hargray Communications Group, Term Loan B
4.569%, 05/16/24(F)		383	384
Interoute, Tem Loan B, 1st Lien
0.000%, 09/29/23(E)	EUR	2,000	2,396
Level 3 Communications, Term Loan B (2017)
3.696%, VAR LIBOR+2.250%, 02/22/24		7,105	7,105

Description		Face Amount (000)(1)	Value (000)
Neustar, Second Lien
9.397%, VAR LIBOR+8.000%, 08/08/25		$295	$298
Neustar, Term Loan B-2
5.147%, VAR LIBOR+3.750%, 08/08/24		738	744
Numericable U.S. LLC (SFR), Term Loan B-11
4.130%, VAR LIBOR+2.750%, 07/31/25		2,746	2,618
Numericable U.S. LLC, Term Loan, 1st Lien
4.349%, VAR LIBOR+3.000%, 01/06/26		2,160	2,077
West Corp, Term Loan B
5.350%, VAR LIBOR+4.000%, 10/03/24		940	942
Zayo Group LLC , Term Loan B-2 (Refi)
3.802%, VAR LIBOR+2.250%, 01/19/24		800	802

Total Telecommunications			28,556

Textile & Apparel Mfg. [0.0%]
Vivarte, Term Loan, 1st Lien
4.000%, VAR PIK Interest+7.000%, 10/29/19	EUR	1,148	1,256

Transportation [0.7%]
American Axle & Manufacturing, Term Loan
3.810%, VAR LIBOR+2.250%, 03/10/24		1,721	1,726
Caliber Collision (CH Hold), Term Loan B
4.569%, VAR LIBOR+3.000%, 02/01/24		666	670
Ceva, Term Loan
3.000%, 06/30/21	EUR	1,000	1,198

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Commercial Barge Line, Term Loan B 2022
10.319%, VAR LIBOR+8.750%, 11/12/20(A)	$506	$289
Daseke, Term Loan
6.569%, VAR LIBOR+5.000%, 02/03/24	1,028	1,028
Direct Chassis Acquisition, Second Lien
0.000%, 06/15/23(E)	150	152
DryDocks World, Term Loan A, 1st Lien
0.100%, 10/18/27(A) (C)	11,050	2,339
Federal-Mogul, Term Loan C
5.320%, VAR LIBOR+3.750%, 04/15/21	2,804	2,824
Harvey Gulf Int'l Marine, Term Loan A
7.750%, 06/18/18(A) (C)	1,384	547
Harvey Gulf Int'l Marine, Term Loan B
8.000%, 06/18/20(A) (C)	800	316
International Seaways, Term Loan B
6.850%, 06/22/22(F)	472	471
K&N Parent, Initial Term Loan
6.319%, VAR LIBOR+4.750%, 10/20/23	243	241
K&N Parent, Term Loan, 2nd Lien
10.319%, VAR LIBOR+8.750%, 10/19/24	165	161
Navios Maritime Midstream Partners LP, Term Loan
6.130%, 06/18/20(F)	463	460
Navios Maritime Partners LP, Term Loan B (2017)
6.540%, VAR LIBOR+5.000%, 09/03/20	1,190	1,186

Description	Face Amount (000)(1)	Value (000)
Navistar, Term Loan B
4.900%, VAR LIBOR+3.500%, 11/02/24	$830	$832
OSG Bulk Ships, Initial Term Loan
5.650%, VAR LIBOR+4.250%, 08/05/19	829	798
Sage Automotive Holdings (Clearlake), Term Loan - 2022
6.569%, 11/08/22(F)	1,211	1,219
Superior Industries, Term Loan B
6.052%, 05/22/24(F)	813	819
Tower Auto Holdings, Term Loan B (2024)
4.188%, VAR LIBOR+2.750%, 03/07/24	1,072	1,074
Transplace Holdings, Term Loan B
5.642%, 10/02/24(F)	600	605
Wabash National, Term Loan B (2017)
3.750%, 03/19/22(F)	1,337	1,340

Total Transportation		20,295

Utility [1.1%]
AES, Term Loan B (2017)
3.454%, 05/24/22(F)	729	731
Atlantic Power, Term Loan
5.069%, VAR LIBOR+3.500%, 04/13/23	367	372
Bronco Midstream Funding, LLC, Term Loan B
5.436%, 08/17/20(F)	2,063	2,086
Calpine Construction, Term Loan B (2017)
4.069%, 01/31/25(F)	700	699
Calpine, Term Loan B-5
4.200%, VAR LIBOR+2.500%, 01/15/24	1,003	1,001

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Calpine, Term Loan B-6
4.200%, VAR LIBOR+2.500%, 01/15/23		$373	$373
Calpine, Term Loan B-7
4.200%, VAR LIBOR+2.500%, 05/17/23		473	472
Calpine, Term Loan B-8
3.450%, VAR LIBOR+1.750%, 12/26/19		189	189
Dynegy, Tranche C-2 Term Loan
4.251%, 02/07/24(F)		2,469	2,479
Eastern Power, LLC (TPF II), Term Loan
5.319%, VAR LIBOR+3.750%, 10/02/23		1,284	1,294
Empire Generating, LLC, Term Loan B
5.630%, VAR LIBOR+4.250%, 03/14/21		1,747	1,441
Empire Generating, LLC, Term Loan C
5.630%, VAR LIBOR+4.250%, 03/14/21		173	143
HD Supply Waterworks, Initial Term Loan
4.455%, VAR LIBOR+3.000%, 07/21/24		225	227
Helix Gen Funding, LLC, Term Loan B
5.443%, VAR LIBOR+3.750%, 06/02/24		287	287
Longview Power, Term Loan B
7.390%, 04/13/21(F)		2,064	1,405
Morrison Utility, Term Loan B, 1st Lien
5.527%, 09/13/23	GBP	3,000	4,051

Description	Face Amount (000)(1)	Value (000)
MRP Generation Holdings, LLC (TPF), Term Loan B (2016)
8.693%, 10/18/22(A) (F)	$1,600	$1,472
NRG Energy, Term Loan B
3.943%, VAR LIBOR+2.250%, 06/30/23	4,708	4,709
Power Buyer, LLC, Term Loan
4.943%, 05/06/20(F)	971	972
Summit Midstream Partners, Term Loan B
7.569%, VAR LIBOR+6.000%, 05/16/22	1,886	1,916
Talen Energy Supply, Term Loan B-1
5.569%, VAR LIBOR+4.000%, 07/06/23	541	544
Talen Energy Supply, Term Loan B-2
5.569%, VAR LIBOR+4.000%, 04/13/24	1,674	1,684
Vistra Operations LLC, 2016 Incremental Term Loan
4.241%, VAR LIBOR+2.750%, 12/14/23	609	613
Vistra Operations LLC, Term Loan
4.084%, VAR LIBOR+2.750%, 08/04/23	2,201	2,212
Vistra Operations LLC, Term Loan C
4.084%, VAR LIBOR+2.500%, 08/04/23	389	391
Viva Alamo LLC, Term Loan B
5.819%, VAR LIBOR+4.250%, 02/22/21	139	137

Total Utility		31,900

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Wireless Communications [0.2%]
Sprint Communications, Term Loan B
4.125%, VAR LIBOR+2.500%, 01/31/24		$6,476	$6,471

Total Loan Participations
(Cost $793,586)			796,940

Sovereign Debt [11.3%]
Foreign Governments [0.0%]
Indonesia Treasury Bond
10.500%, 08/15/30	IDR	6,724,000	644

AES Argentina Generacion
7.750%, 02/02/24		2,750	2,978
Argentina Bonar Bonds
26.555%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/20	ARS	2,000	110
25.854%, VAR 30-35d Argentina BADLAR Private Banks+2.500%, 03/11/19	ARS	2,100	116
25.413%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	15,600	826
Argentina Paris Club
3.000%, 05/30/21(A)	CHF	5,984	5,783
Argentina POM Politica Monetaria
28.750%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/20	ARS	105,700	6,091
Argentine Bonos del Tesoro
21.200%, 09/19/18	ARS	2,100	109

Description		Face Amount (000)(1)	Value (000)
Argentine Republic Government International Bond
10.250%, 12/31/49(A) (C)	EUR	12	$16
10.000%, 12/31/49(A) (C)	EUR	1,401	1,810
9.500%, 12/31/49(A) (C)	EUR	27	36
9.000%, 12/31/49(A) (C)	EUR	15	20
8.750%, 12/31/49(A) (C)	EUR	30	32
8.500%, 12/31/49(A) (C)	EUR	664	782
8.125%, 12/31/49(A) (C)	EUR	204	239
8.000%, 12/31/49(A) (C)	EUR	2,512	2,219
7.820%, 12/31/33(C)	EUR	3,834	5,350
7.625%, 12/31/49(A) (C)	EUR	13	14
7.500%, 12/31/49(A) (C)	EUR	52	41
7.125%, 12/31/49(A) (C)	EUR	97	104
7.000%, 12/31/49(A) (C)	EUR	141	169
5.870%, 03/31/23(A) (C)	EUR	28	40
0.000%, 12/31/49(A) (C)	EUR	95	83
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/22	BRL	9,877	9,723
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/23	BRL	41,950	12,796
10.000%, 01/01/25	BRL	34,030	10,236
10.000%, 01/01/27	BRL	34,232	10,209
City of Cordoba, Argentina
7.875%, 09/29/24		$3,500	3,706
Colombian TES
11.000%, 07/24/20	COP	1,075,000	408
10.000%, 07/24/24	COP	240,000	97
7.750%, 09/18/30	COP	1,480,000	539
7.000%, 05/04/22	COP	29,400,000	10,319
7.000%, 06/30/32	COP	4,530,000	1,534
Eastern and Southern African Trade and Development, MTN
5.375%, 03/14/22		2,000	2,088
Egyptian Paris Club
5.056%, 01/01/21(A) (G)		7	5

 CITY NATIONAL ROCHDALE FUNDS | PAGE 94

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Hungary Government Bond
7.500%, 11/12/20	HUF	241,410	$1,114
7.000%, 06/24/22	HUF	306,560	1,493
5.500%, 06/24/25	HUF	650,500	3,172
3.000%, 06/26/24	HUF	645,430	2,730
1.750%, 10/26/22	HUF	134,640	535
Indonesia Treasury Bond
11.500%, 09/15/19	IDR	5,902,000	476
11.000%, 11/15/20	IDR	2,854,000	239
9.000%, 03/15/29	IDR	42,821,000	3,725
8.750%, 05/15/31	IDR	20,214,000	1,736
8.375%, 03/15/24	IDR	59,428,000	4,870
8.375%, 09/15/26	IDR	25,522,000	2,125
8.375%, 03/15/34	IDR	46,836,000	3,849
8.250%, 07/15/21	IDR	39,969,000	3,167
8.250%, 05/15/36	IDR	8,460,000	695
7.500%, 08/15/32	IDR	33,222,000	2,589
7.500%, 05/15/38	IDR	23,662,000	1,827
7.000%, 05/15/22	IDR	3,674,000	282
7.000%, 05/15/27	IDR	16,186,000	1,250
6.625%, 05/15/33	IDR	12,207,000	878
6.125%, 05/15/28	IDR	18,821,000	1,350
5.625%, 05/15/23	IDR	16,910,000	1,221
Ivory Coast Government International Bond
5.750%, 12/31/32		$57	57
Kenya Government International Bond
5.875%, 06/24/19		400	413
Malaysia Government Bond
4.498%, 04/15/30	MYR	2,505	620
4.378%, 11/29/19	MYR	1,861	471
4.181%, 07/15/24	MYR	7,293	1,825
3.955%, 09/15/25	MYR	5,198	1,276
3.882%, 03/10/22	MYR	10,475	2,622
3.844%, 04/15/33	MYR	6,347	1,468
3.795%, 09/30/22	MYR	2,720	674
3.654%, 10/31/19	MYR	1,950	486
3.620%, 11/30/21	MYR	8,360	2,076
3.492%, 03/31/20	MYR	4,655	1,158
3.480%, 03/15/23	MYR	1,645	400
3.418%, 08/15/22	MYR	7,537	1,839

Description		Face Amount (000)(1)	Value (000)
Mexican Bonos
10.000%, 12/05/24	MXN	142,630	$8,176
8.000%, 12/07/23	MXN	27,980	1,446
6.500%, 06/10/21	MXN	137,740	6,766
6.500%, 06/09/22	MXN	150,610	7,332
5.750%, 03/05/26	MXN	107,480	4,832
Mexican Udibonos
4.000%, 06/13/19	MXN	87,724	4,496
Nigeria Government International Bond
5.125%, 07/12/18		$200	202
Pakistan Government International Bond
7.250%, 04/15/19		5,700	5,901
Peru Government Bond
6.150%, 08/12/32(B)	PEN	1,969	646
Peruvian Government International Bond
6.950%, 08/12/31	PEN	5,323	1,872
6.900%, 08/12/37	PEN	1,094	379
6.350%, 08/12/28	PEN	5,521	1,864
Philippine Government International Bond
6.250%, 01/14/36	PHP	10,000	226
4.950%, 01/15/21	PHP	5,000	103
3.900%, 11/26/22	PHP	20,000	397
Province of Salta, Argentina
9.500%, 03/16/22		1,430	1,546
Provincia de Buenos Aires
9.375%, 09/14/18		5,600	5,866
5.750%, 06/15/19		2,000	2,072
0.000%, 05/01/20(D)	EUR	2,954	3,478
Provincia de Entre Rios, Argentina
8.750%, 02/08/25		4,000	4,300
Provincia de la Rioja
9.750%, 02/24/25		500	554
Provincia de Neuquen Argentina
8.625%, 05/12/28		1,000	1,122
Republic of Belarus International Bond
8.950%, 01/26/18		6,390	6,402

 CITY NATIONAL ROCHDALE FUNDS | PAGE 95

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Republic of Poland Government Bond
5.750%, 09/23/22	PLN	10,279	$3,371
5.750%, 04/25/29	PLN	308	110
4.000%, 10/25/23	PLN	11,457	3,506
3.250%, 07/25/25	PLN	15,569	4,510
2.750%, 08/25/23	PLN	358	134
2.500%, 07/25/26	PLN	15,668	4,257
Republic of South Africa Government Bond
10.500%, 12/21/26	ZAR	86,059	7,769
9.000%, 01/31/40	ZAR	28,484	2,143
8.750%, 01/31/44	ZAR	24,489	1,782
8.750%, 02/28/48	ZAR	45,853	3,360
8.500%, 01/31/37	ZAR	41,477	3,015
8.250%, 03/31/32	ZAR	19,908	1,473
8.000%, 01/31/30	ZAR	28,302	2,094
7.750%, 02/28/23	ZAR	62,589	5,028
7.000%, 02/28/31	ZAR	95,197	6,407
6.500%, 02/28/41	ZAR	33,116	1,889
6.250%, 03/31/36	ZAR	4,334	252
Romania Government Bond
5.800%, 07/26/27	RON	2,520	721
Russian Federal Bond - OFZ
8.500%, 09/17/31	RUB	148,144	2,782
7.750%, 09/16/26	RUB	241,056	4,280
7.700%, 03/23/33	RUB	97,561	1,702
7.600%, 04/14/21	RUB	37,347	677
7.500%, 08/18/21	RUB	304,651	5,382
7.400%, 12/07/22	RUB	124,370	2,188
7.100%, 10/16/24	RUB	114,016	1,974
7.000%, 01/25/23	RUB	44,562	774
6.400%, 05/27/20	RUB	44,907	771
Sri Lanka Government International Bond
6.000%, 01/14/19		$3,000	3,072
Thailand Government Bond
3.850%, 12/12/25	THB	24,957	854
3.650%, 06/20/31	THB	86,932	2,938
3.625%, 06/16/23	THB	51,850	1,729
3.400%, 06/17/36	THB	46,939	1,540
2.875%, 06/17/46	THB	60,148	1,751
2.125%, 12/17/26	THB	79,739	2,405
1.250%, 03/12/28	THB	24,668	758
1.200%, 07/14/21	THB	6,700	220

Description		Face Amount (000)(1)/ Acquisition Cost (000)	Value (000)
Turkey Government Bond
11.000%, 02/24/27	TRY	10,553	$2,664
10.700%, 02/17/21	TRY	2,929	737
10.500%, 08/11/27	TRY	4,356	1,086
10.400%, 03/20/24	TRY	1,295	318
9.500%, 01/12/22	TRY	3,241	782
8.800%, 09/27/23	TRY	5,017	1,163
8.500%, 09/14/22	TRY	3,395	790
7.100%, 03/08/23	TRY	13,090	2,842
3.000%, 02/23/22	TRY	4,900	2,085
Turkey Government International Bond
7.000%, 03/11/19		$1,000	1,044
6.750%, 04/03/18		5,000	5,050
Ukraine Government International Bond
0.000%, 05/31/40(H)		2,000	1,100

Total Sovereign Debt
(Cost $317,717)			321,237

Life Settlement Contracts [5.3%](A)(G)
American General Life #460L,
Acquired 05/30/2014*		303	597
American General Life #508L,
Acquired 05/30/2014*		2,595	2,813
American General Life #542L,
Acquired 07/30/2015*		83	318
American General Life #634L,
Acquired 05/30/2014*		530	2,593
American General Life #906L,
Acquired 07/30/2015*		479	2,691
American General Life #964L,
Acquired 07/30/2015*		1,459	1,904
AXA Equitable Life #0474,
Acquired 11/04/2013*		7,290	10,244
AXA Equitable Life #1616,
Acquired 05/30/2014*		3,254	4,081

 CITY NATIONAL ROCHDALE FUNDS | PAGE 96

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)(1)	Value (000)
AXA Equitable Life #1898,
Acquired 11/04/2013*	$441	$608
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,844
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	3,465
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	2,261
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	1,692
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	—
Genworth Life and Annuity #6473,
Acquired 10/19/2016*	740	1,258
Guardian Insurance #0346,
Acquired 11/04/2013*	646	3,067
Hartford Life #4700,
Acquired 11/24/2015*	81	109
Hartford Life #7522,
Acquired 11/24/2015*	805	2,380
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	4,363
ING Reliastar #1649,
Acquired 12/05/2013*	61	1,903
ING Reliastar #3394,
Acquired 05/30/2014*	3,687	4,489
ING Reliastar #4842,
Acquired 11/20/2013*	921	4,015
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	1,959
John Hancock #0430,
Acquired 05/30/2014*	2,418	3,611
John Hancock #0801,
Acquired 05/30/2014*	1,564	2,061
John Hancock #1929,
Acquired 05/30/2014*	3,812	3,892
John Hancock #5072,

Description	Acquisition Cost (000)(1)	Value (000)
Acquired 05/30/2014*	$1,409	$3,314
John Hancock #5080,
Acquired 11/19/2013*	313	3,292
John Hancock #5885,
Acquired 05/30/2014*	894	1,563
John Hancock #6686,
Acquired 05/30/2014*	3,035	3,240
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,775
Lincoln National #0019,
Acquired 09/18/2015*	2,460	5,463
Lincoln National #4654,
Acquired 05/30/2014*	721	713
Lincoln National #4754,
Acquired 09/18/2015*	1,029	4,336
Lincoln National #4754,
Acquired 09/18/2015*	610	2,954
Lincoln National #5658,
Acquired 09/18/2015*	329	1,175
Lincoln National #7099,
Acquired 09/18/2015*	1,254	2,992
Lincoln National #8558,
Acquired 09/18/2015*	1,659	3,513
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	5,116
Mass Mutual #5167,
Acquired 05/30/2014*	63	1,481
Mass Mutual #5681,
Acquired 11/05/2013*	288	2,395
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	626
Mass Mutual #6620,
Acquired 11/05/2013*	222	781
Met Life #8MLU,
Acquired 05/30/2014*	1,413	2,114
Pacific Life #7850,
Acquired 05/30/2014*	550	950
Penn Life #8183,
 CITY NATIONAL ROCHDALE FUNDS | PAGE 97

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)(1)	Value (000)
Acquired 10/18/2016*	$46	$104
Penn Mutual #3106,
Acquired 05/30/2014*	1,294	1,552
Phoenix Life #5555,
Acquired 05/30/2014*	3,946	5,494
Phoenix Life #5715,
Acquired 10/18/2016*	570	1,907
Phoenix Life #6157,
Acquired 10/18/2016*	569	1,944
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	8,434
Phoenix Life #8499,
Acquired 05/30/2014*	756	1,096
Phoenix Life #8509,
Acquired 05/30/2014*	761	1,096
Principal Financial #6653,
Acquired 10/30/2013*	306	1,603
Prudential #5978,
Acquired 10/02/2015*	372	1,491
Security Mutual Life #5380,
Acquired 10/30/2013*	410	487
Transamerica #1708,
Acquired 10/28/2013*	957	2,825
Transamerica #3426,
Acquired 11/12/2013*	274	516
Transamerica #8205,
Acquired 10/28/2013*	714	1,875
Union Central Life #4500,
Acquired 10/30/2013*	790	3,919

Total Life Settlement Contracts
(Cost $80,171)		150,354

Description		Shares/Face Amount (000)(1)	Value (000)
Closed-End Fund [0.5%]
Stone Ridge Reinsurance Risk Premium Interval Fund* (A)		1,701,264	$15,277

Total Closed-End Fund
(Cost $17,271)			15,277

Mortgage-Backed Securities [0.5%]
Black Diamond, CLO 2015-1 Designated Activity, Ser 2018-1X, Cl DR
5.290%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	5,999
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
6.030%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,600
Z Capital Credit Partners CLO 2015-1, Ser 2018-1A, Cl DR
5.220%, VAR ICE LIBOR USD 3 Month+3.100%, 07/16/27(B)		$4,000	4,000

Total Mortgage-Backed Securities
(Cost $13,417)			13,599

Limited Partnership [0.4%]
Financial Services [0.4%]
Cartesian LP * (A)(G)(I)		1	10,606

Total Limited Partnership
(Cost $10,000)			10,606

Common Stock [0.2%]
Communications Software [0.0%]
Avaya Holdings *(I)		63,517	1,115

 CITY NATIONAL ROCHDALE FUNDS | PAGE 98

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Shares/Face Amount (000)(1)	Value (000)
Energy [0.0%]
Lone Pine Resource * (A) (G)(I)		9,355	$—
Templar Energy, Cl A *(I)		105,419	221

Total Energy			221

Financial [0.0%]
Aretec Group *(I)		3,419	123

Hotels, Restaurants & Leisure [0.0%]
Caesars Entertainment *(I)		85,059	1,076

Metals & Mining [0.0%]
New World Resources PLC, Cl A * (A)(I)		44,276,198	90

Oil, Gas & Consumable Fuels [0.2%]
Gulf Keystone Petroleum *(I)		2,879,160	4,169

Services [0.0%]
A'ayan Leasing * (A)(I)		1,169,438	95
Astana Finance *(I)		208,618	—

Total Services			95

Total Common Stock
(Cost $8,350)			6,889

Convertible Bonds [0.2%]
Coal Mining [0.0%]
New World Resources
4.000%, 10/07/20(A) (C)	EUR	380	—

Medical Products & Services [0.0%]
Bio City Development
8.000%, 07/06/18(A)		$1,000	200

Description	Face Amount (000)(1)/No. of Warrants/Shares	Value (000)
Metal-Iron [0.0%]
London Mining Jersey
12.000%, 04/30/19(C)	$1,500	$15

Petroleum & Fuel Products [0.2%]
Dana Gas Sukuk
9.000%, 12/31/49(C)	4,642	3,803
7.000%, 12/31/49(C)	450	369

Total Petroleum & Fuel Products		4,172

Total Convertible Bonds
(Cost $7,397)		4,387

Warrant [0.1%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $0.0001	42,000	3,066

Total Warrant
(Cost $5,871)		3,066

Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 12/31/49(A) (G) (I)	4,438	151

Total Asset-Backed Security
(Cost $4,438)		151

Short-Term Investment** [10.4%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	296,204,914	296,205

Total Short-Term Investment
(Cost $296,205)		296,205

Total Investments [100.8%]
(Cost $2,793,411)		$2,873,485

 CITY NATIONAL ROCHDALE FUNDS | PAGE 99

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Percentages are based on Net Assets of $2,851,993 (000).

(1)	U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2017.

(A)	Security is considered illiquid. The total market value of such security as of December 31, 2017 was $235,263 (000) and represented 8.2% of net assets of the Fund.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $367,922 (000), representing 12.9% of the net assets of the Fund.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Step Bond — The rate reported is the rate in effect on December 31, 2017. The coupon on a step bond changes on a specific date.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(F)	Unsettled bank loan, Interest rate not available.

(G)	Level 3 security in accordance with fair value hierarchy.

(H)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(I)	Security is fair valued.

ARS — Argentine Peso
BADLAR — Buenos Aires Deposits of Large Amount Rate
BRL — Brazilian Real
CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GDP — Gross Domestic Product
HUF — Hungarian Forint
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
INR — Indian Rupee
LIBOR — London Interbank Offered Rates
LLC — Limited Liability Corporation
LLP — Limited Liability Partnership
LP — Limited Partnership
MLP — Master Limited Partnership
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian Inti
PHP — Philippine Peso
PIK — Payment-in-Kind
PLC — Public Limited Company
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
SA — Special Assessment
Ser — Series
SPE — Special Purpose Entity
THB — Thai Bhat
TRY — Turkish Lira
USD — United States Dollar
VAR — Variable
WIBOR — Warsaw Interbank Offered Rate
ZAR — South African Rand

 CITY NATIONAL ROCHDALE FUNDS | PAGE 100

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (000)		Currency to Receive (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas	01/03/18	BRL	3,642	USD	1,100	$2
BNP Paribas	01/31/18	PHP	946	USD	18	(1)
BNP Paribas	01/31/18	RON	1,228	USD	313	(3)
BNP Paribas	01/31/18	USD	1,586	ARS	29,344	(39)
BNP Paribas	01/31/18	USD	2,420	RUB	144,716	75
BNP Paribas	01/31/18	USD	3,214	PLN	11,692	145
BNP Paribas	01/31/18	USD	3,982	TRY	15,726	127
BNP Paribas	01/31/18	USD	2,265	COP	6,877,758	31
BNP Paribas	01/31/18	USD	1,864	COP	5,569,375	(4)
BNP Paribas	01/31/18	USD	5,302	RON	20,710	21
BNP Paribas	01/31/18	USD	5,904	PEN	19,154	10
BNP Paribas	01/31/18	USD	5,955	INR	390,434	146
BNP Paribas	01/31/18	ZAR	8,168	USD	570	(87)
BNP Paribas	01/31/18	USD	6,627	THB	219,414	111
BNP Paribas	01/31/18	USD	1,870	THB	60,779	(3)
BNP Paribas	01/31/18	USD	10,521	CLP	6,765,728	479
BNP Paribas	01/31/18	PEN	12,362	USD	3,783	(33)
BNP Paribas	01/31/18 - 04/30/18	USD	12,541	CZK	270,570	217
BNP Paribas	01/31/18	USD	17,949	MXN	344,131	(557)
BNP Paribas	01/31/18	USD	816	MXN	16,230	4
BNP Paribas	01/31/18	RUB	27,409	USD	463	(9)
BNP Paribas	01/31/18	CLP	70,359	USD	110	(4)
BNP Paribas	01/31/18	HUF	139,563	USD	530	(10)
BNP Paribas	01/31/18	MXN	225,706	USD	11,724	317
BNP Paribas	01/31/18	IDR	16,000,000	USD	1,170	(11)
BNP Paribas	02/28/18	USD	2,173	HUF	566,001	19
BNP Paribas	04/18/18	USD	488	EGP	8,973	5
BNP Paribas	10/31/18	PEN	7,293	USD	2,248	19
BT Brokerage	01/31/18	USD	149	PHP	7,616	4
BT Brokerage	01/31/18	USD	1,158	INR	74,962	14
BT Brokerage	01/31/18	TRY	1,911	USD	492	(8)
BT Brokerage	01/31/18	USD	2,214	THB	72,382	9
BT Brokerage	01/31/18	IDR	9,544,500	USD	700	(4)
Credit Suisse First Boston	01/31/18	USD	750	ARS	13,298	(49)
Credit Suisse First Boston	01/31/18	USD	1,300	COP	3,961,100	22
Deutsche Bank	01/03/18	USD	7,927	BRL	26,224	(23)
Deutsche Bank	01/31/18	USD	129	PHP	6,536	1
Deutsche Bank	01/31/18	USD	728	MXN	14,466	3
Deutsche Bank	02/02/18	BRL	26,224	USD	7,904	14
Goldman Sachs	01/31/18	IDR	2,933,208	USD	215	(2)
JPMorgan Chase Bank	01/31/18	USD	288	ZAR	3,684	9
JPMorgan Chase Bank	01/31/18	USD	342	CZK	7,297	2
JPMorgan Chase Bank	01/31/18	USD	711	HUF	189,734	23

 CITY NATIONAL ROCHDALE FUNDS | PAGE 101

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Counterparty	Settlement Date		Currency to Deliver (000)		Currency to Receive (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	01/31/18	USD	728	MXN	14,383	$—
JPMorgan Chase Bank	01/31/18	USD	800	PEN	2,604	4
JPMorgan Chase Bank	01/31/18	USD	1,273	CLP	825,280	69
JPMorgan Chase Bank	01/31/18	USD	2,241	TRY	8,700	33
JPMorgan Chase Bank	01/31/18	TRY	3,837	USD	990	(13)
JPMorgan Chase Bank	01/31/18	ZAR	4,918	USD	357	(38)
JPMorgan Chase Bank	02/28/18	USD	2,397	RUB	141,552	34
Merrill Lynch	01/03/18	BRL	22,582	USD	6,961	155
Merrill Lynch	01/23/18-04/18/18	USD	2,329	EGP	42,516	38
Merrill Lynch	01/31/18	USD	147	ZAR	2,092	21
Merrill Lynch	01/31/18	RON	1,176	USD	299	(3)
Merrill Lynch	01/31/18	USD	1,189	RUB	70,757	30
Merrill Lynch	01/31/18	USD	1,300	COP	4,003,350	36
Merrill Lynch	01/31/18	USD	1,972	HUF	523,591	53
Merrill Lynch	01/31/18	USD	2,350	PEN	7,650	12
Merrill Lynch	01/31/18	USD	2,664	CZK	57,591	45
Merrill Lynch	01/31/18	USD	3,467	RON	13,693	52
Merrill Lynch	01/31/18	USD	5,877	MXN	113,084	(162)
Merrill Lynch	01/31/18	USD	18,094	PLN	64,879	545
Merrill Lynch	01/31/18	PLN	24,077	USD	6,716	(201)
Merrill Lynch	01/31/18	ZAR	59,143	USD	4,627	(129)
Merrill Lynch	01/31/18	MXN	285,923	USD	14,811	360
Standard Bank	01/30/18	USD	2,079	MYR	8,633	42
Standard Bank	01/30/18	MYR	4,070	USD	985	(15)
Standard Bank	01/31/18	USD	561	TRY	2,251	27
Standard Bank	01/31/18	ZAR	994	USD	72	(8)
Standard Bank	01/31/18	USD	1,170	CLP	742,198	37
Standard Bank	01/31/18	PEN	1,503	USD	462	(2)
Standard Bank	01/31/18	TRY	8,758	USD	2,217	(71)
Standard Bank	01/31/18	IDR	16,364,148	USD	1,202	(5)
Standard Chartered	01/31/18	PEN	1,503	USD	462	(2)
Standard Chartered	01/31/18	PHP	8,679	USD	167	(7)
U.S. Bank	01/05/18 - 01/31/18	GBP	34,920	USD	46,954	(203)
U.S. Bank	01/05/18 - 01/31/18	EUR	165,330	USD	195,720	(2,754)
U.S. Bank	03/29/18 - 05/31/18	CHF	7,500	USD	7,890	113
						$(925)

 CITY NATIONAL ROCHDALE FUNDS | PAGE 102

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2017, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)	Swap Contracts, at Value (000)
WIBOR 6-Month	3.048%	Semi-Annual	12/15/27	PLN	1,000	$—	$13	$13
2.352%	US 3-Month LIBOR	Quarterly	12/15/27	USD	3,000	—	9	9
WIBOR 6-Month	3.033%	Semi-Annual	12/15/27	PLN	1,050	—	3	3
2.369%	US 3-Month LIBOR	Quarterly	12/15/27	USD	2,400	—	4	4
2.433%	US 3-Month LIBOR	Quarterly	12/15/27	USD	2,400	—	(9)	(9)
2.318%	US 3-Month LIBOR	Quarterly	12/15/27	USD	5,500	—	33	33
Mexico Interbank TIIE 28-Day	7.570%	Monthly	12/08/27	MXN	45,000	—	69	69
Mexico Interbank TIIE 28-Day	7.515%	Monthly	12/08/27	MXN	25,000	—	(42)	(42)
Mexico Interbank TIIE 28-Day	7.290%	Monthly	12/08/27	MXN	23,000	—	(57)	(57)
WIBOR 6-Month	2.915%	Semi-Annual	10/23/27	PLN	1,520	—	—	—
Brazil CDI Cetic	10.320%	Annual	01/02/25	BRL	3,008	—	(8)	(8)
Brazil CDI Cetic	9.635%	Annual	01/02/25	BRL	3,050	—	(44)	(44)
WIBOR 6-Month	2.580%	Semi-Annual	12/21/22	PLN	1,600	—	2	2
Mexico Interbank TIIE 28-Day	7.545%	Monthly	12/14/22	MXN	60,000	—	(39)	(39)
Mexico Interbank TIIE 28-Day	7.250%	Monthly	12/14/22	MXN	65,000	—	(83)	(83)
Mexico Interbank TIIE 28-Day	7.290%	Monthly	12/14/22	MXN	100,000	—	(120)	(120)
Mexico Interbank TIIE 28-Day	7.093%	Monthly	12/14/22	MXN	154,000	—	(248)	(248)
WIBOR 6-Month	2.915%	Semi-Annual	10/23/22	PLN	1,680	—	(20)	(20)
Brazil CDI Cetic	9.360%	Annual	01/04/21	BRL	6,414	—	21	21
Brazil CDI Cetic	9.110%	Annual	01/04/21	BRL	5,493	—	5	5
Brazil CDI Cetic	8.790%	Annual	01/04/21	BRL	6,805	—	(10)	(10)
						$—	$(521)	$(521)

 CITY NATIONAL ROCHDALE FUNDS | PAGE 103

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,254,774	$—	$1,254,774
Loan Participations	—	795,127	1,813	796,940
Sovereign Debt	—	321,232	5	321,237
Life Settlement Contracts	—	—	150,354	150,354
Closed-End Fund	15,277	—	—	15,277
Mortgage-Backed Securities	—	13,599	—	13,599
Limited Partnership	—	—	10,606	10,606
Common Stock	6,455	434	—	6,889
Convertible Bonds	—	4,387	—	4,387
Warrant	3,066	—	—	3,066
Asset-Backed Security	—	—	151	151
Short-Term Investment	296,205	—	—	296,205
Total Investments in Securities	$321,003	$2,389,553	$162,929	$2,873,485

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$3,535	$—	$3,535
Unrealized Depreciation	—	(4,460)	—	(4,460)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	159	—	159
Unrealized Depreciation	—	(680)	—	(680)
Total Other Financial Instruments	$—	$(1,446)	$—	$(1,446)

*	Forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1)	Of the $162,929 (000) in Level 3 securities as of December 31, 2017, $150,505 (000) or 96.2% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of December 31, 2017:

	Investments in Loan Participations (000)	Investments in Life Settlement Contracts (000)	Investments in Sovereign Debt (000)
Beginning balance as of October 1, 2017	$1,795	$148,128	$5
Accrued discounts/premiums	20	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	(2)	2,226	—
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2017	$1,813	$150,354	$5
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(2)	$2,226	$—

	Investments in Limited Partnership (000)	Investments in Asset-Backed Securities (000)	Total (000)
Beginning balance as of October 1, 2017	$7,815	$328	$158,071
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	2,791	(111)	—
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2017	$10,606	$151	$162,929
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2,791	$(111)	$4,904

Amounts designated as ‘‘----” are either $0 or have been rounded to $0.

 CITY NATIONAL ROCHDALE FUNDS | PAGE 104

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2017 (000)	Valuation Techniques
BT SPE	$151	Discounted Cash Flow Model based on actual collection level and experienced defaults

		Observable Inputs
		Cumulated Collections
		Cumulated Defaults
		Annualized Default Rate
		Cumulated Default Rate
		Pace of Collection
		Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

		Valuation Techniques
Life Settlement Contracts	150,354	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

 CITY NATIONAL ROCHDALE FUNDS | PAGE 105

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

Common Stock [95.2%]
Consumer Discretionary [6.4%]
Cedar Fair (A)	28,000	$1,820
Hasbro	61,600	5,599
McDonald's	38,800	6,678
Six Flags Entertainment	34,500	2,296

Total Consumer Discretionary		16,393

Consumer Staples [25.1%](B)
Altria Group	114,750	8,194
B&G Foods	148,800	5,231
British American Tobacco ADR	8,559	573
Clorox	37,700	5,607
Coca-Cola	75,372	3,458
Dr. Pepper Snapple Group	50,000	4,853
General Mills	110,780	6,568
Hershey	25,400	2,883
Imperial Brands ADR	46,304	1,976
Kellogg	47,000	3,195
Kimberly-Clark	19,000	2,293
Mondelez International, Cl A	25,000	1,070
Philip Morris International	61,700	6,519
Procter & Gamble	45,949	4,222
Sysco	38,800	2,356
Unilever ADR	22,200	1,229
Vector Group	198,979	4,453

Total Consumer Staples		64,680

Energy [5.6%]
Buckeye Partners (A)	12,400	614
Chevron	36,183	4,530
Enterprise Products Partners (A)	87,984	2,333
ExxonMobil	25,838	2,161
Occidental Petroleum	25,500	1,878
ONEOK	18,500	989
TransCanada	37,128	1,806

Total Energy		14,311

Financials [7.3%]
Ares Capital	95,100	1,495
Arthur J Gallagher	13,200	835
BB&T	64,600	3,212
Cincinnati Financial	60,650	4,547
Compass Diversified Holdings (A)	153,000	2,593
JPMorgan Chase	33,400	3,572
Umpqua Holdings	71,000	1,477
United Bankshares	33,500	1,164

Total Financials		18,895

Health Care [6.0%]
Bristol-Myers Squibb	54,200	3,321
GlaxoSmithKline ADR	32,800	1,164
Johnson & Johnson	32,000	4,471
Merck	73,150	4,116

Description	Shares	Value (000)

Pfizer	63,644	$2,305

Total Health Care		15,377

Industrials [6.2%]
Eaton	41,300	3,263
General Dynamics	15,300	3,113
Lockheed Martin	30,117	9,669

Total Industrials		16,045

Information Technology [3.8%]
Intel	134,500	6,209
Paychex	52,000	3,540

Total Information Technology		9,749

Materials [2.1%]
DowDuPont	58,597	4,173
Sonoco Products	24,000	1,275

Total Materials		5,448

REITs [13.9%]
Crown Castle International	13,600	1,510
EPR Properties	34,500	2,258
Government Properties Income Trust	35,000	649
Gramercy Property Trust	46,999	1,253
Healthcare Trust of America, Cl A	79,500	2,388
Lamar Advertising, Cl A	84,800	6,296
Liberty Property Trust	83,985	3,612
Life Storage	10,036	894
Mid-America Apartment Communities	26,500	2,665
National Retail Properties	59,500	2,566
National Storage Affiliates Trust	50,000	1,363
Select Income	35,500	892
Simon Property Group	10,000	1,718
Tanger Factory Outlet Centers	27,984	742
Ventas	40,232	2,414
Welltower	32,262	2,057
Weyerhaeuser	38,400	1,354
WP Carey	15,500	1,068

Total REITs		35,699

Telecommunication Services [4.6%]
AT&T	98,500	3,830
Consolidated Communications Holdings	150,900	1,839
Verizon Communications	119,167	6,308

Total Telecommunication Services		11,977

Utilities [14.2%]
American Electric Power	34,900	2,567
AmeriGas Partners (A)	28,200	1,304
Avangrid	59,000	2,984
Brookfield Infrastructure Partners	67,600	3,029
Dominion Energy	24,000	1,945
Duke Energy	68,006	5,720

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

Entergy	13,700	$1,115
Eversource Energy	39,242	2,479
OGE Energy	33,600	1,106
Pattern Energy Group, Cl A	22,000	473
Pinnacle West Capital	30,135	2,567
PPL	34,500	1,068
Sempra Energy	9,000	962
Vectren	56,000	3,641
WEC Energy Group	38,050	2,528
Xcel Energy	62,100	2,988

Total Utilities		36,476

Total Common Stock (Cost $181,551)		245,050

Preferred Stock [2.3%]
Financials [0.7%]
AmTrust Financial Services, 7.500%	10,000	259
Bank of America, 6.500%	10,000	270
Capital One Financial, 6.700%	10,000	268
JPMorgan Chase, 6.125%	10,000	266
Wells Fargo, 6.000%	20,000	524
Wells Fargo Real Estate Investment, 6.375%	10,000	265

Total Financials		1,852

REITs [1.0%]
Digital Realty Trust, 5.250%	10,000	251
National Retail Properties, 5.200%	10,000	251
National Storage Affiliates Trust, 6.000%	20,000	521
PS Business Parks, 5.200%	10,000	252
Public Storage, 5.050%	30,000	757
Vornado Realty Trust, 5.250%	20,000	523

Total REITs		2,555

Telecommunication Services [0.2%]
Qwest, 7.000%	10,000	247
Verizon Communications, 5.900%	10,000	264

Total Telecommunication Services		511

Utilities [0.4%]
Dominion Energy, 5.250%	5,000	128
DTE Energy, 5.250%	20,000	514
Southern, 6.250%	10,000	270

Total Utilities		912

Total Preferred Stock (Cost $5,625)		5,830

Description	Shares / Face Amount (000)	Value (000)

Exchange Traded Funds [1.9%]
iShares US Preferred Stock ETF	27,300	$1,039
PowerShares Preferred Portfolio	269,500	4,005

Total Exchange Traded Funds (Cost $5,027)		5,044

Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294) 9.250%, 06/06/16(C)(D)(E)	$227	8

Total Asset-Backed Security (Cost $227)		8

Short-Term Investment** [0.3%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	824,943	825

Total Short-Term Investment (Cost $825)		825

Total Investments [99.7%] (Cost $193,255)		$256,757

Percentages are based on Net Assets of $257,491 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2017.
(A)	Security is a Master Limited Partnership. At December 31, 2017, such securities amounted to $8,664 (000), or 3.4% of net assets of the Fund.
(B)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2017, was $8 (000) and represented 0.0% of the net assets of the Fund.
(E)	Security is considered illiquid. The total market value of such security as of December 31, 2017 was $8 (000) and represented 0.0% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
SPE — Special Purpose Entity

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Dividend & Income Fund

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$245,050	$—	$—	$245,050
Preferred Stock	5,830	—	—	5,830
Exchange Traded Funds	5,044	—	—	5,044
Asset-Backed Security	—	—	8	8
Short-Term Investment	825	—	—	825
Total Investments in Securities	$256,749	$—	$8	$256,757

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.4%]
Aerospace & Defense [2.4%]
Northrop Grumman	12,100	$3,713
Raytheon	15,000	2,818

Total Aerospace & Defense		6,531

Auto Components [1.7%]
Magna International	80,800	4,579

Banks [4.9%]
Bank of America	104,000	3,070
PNC Financial Services Group	38,000	5,483
SunTrust Banks	76,000	4,909

Total Banks		13,462

Beverages [2.1%]
PepsiCo	48,000	5,756

Biotechnology [1.4%]
Celgene *	36,100	3,767

Capital Markets [3.3%]
BlackRock, Cl A	6,100	3,134
CME Group, Cl A	40,900	5,973

Total Capital Markets		9,107

Chemicals [2.8%]
DowDuPont	36,000	2,564
Ecolab	18,900	2,536
Westlake Chemical	25,000	2,663

Total Chemicals		7,763

Commercial Banks [4.8%]
JPMorgan Chase	77,100	8,245
US Bancorp	90,000	4,822

Total Commercial Banks		13,067

Commercial Services & Supplies [2.0%]
Cintas	35,000	5,454

Diversified Financial Services [1.9%]
Berkshire Hathaway, Cl B *	27,000	5,352

Electric Utilities [1.2%]
NextEra Energy	21,000	3,280

Electronic Equipment [1.1%]
Amphenol, Cl A	33,000	2,897

Energy Equipment & Services [1.0%]
Halliburton	58,000	2,834

Food & Staples Retailing [3.5%]
Costco Wholesale	22,800	4,244
Wal-Mart Stores	54,300	5,362

Total Food & Staples Retailing		9,606

Health Care Equipment & Supplies [2.8%]
Danaher	38,000	3,527

Description	Shares	Value (000)
Edwards Lifesciences *	38,000	$4,283

Total Health Care Equipment & Supplies		7,810

Health Care Providers & Services [3.8%]
UnitedHealth Group	47,000	10,362

Hotels, Restaurants & Leisure [3.1%]
McDonald’s	32,800	5,645
Starbucks	51,500	2,958

Total Hotels, Restaurants & Leisure		8,603

Household Durables [2.3%]
PulteGroup	190,000	6,318

Household Products [1.7%]
Colgate-Palmolive	61,700	4,655

Industrial Conglomerates [2.6%]
3M	15,100	3,554
Honeywell International	24,800	3,804

Total Industrial Conglomerates		7,358

Internet Software & Services [5.9%]
Alphabet, Cl A *	8,600	9,059
Alphabet, Cl C *	1,000	1,047
Facebook, Cl A *	35,000	6,176

Total Internet Software & Services		16,282

IT Services [6.7%]
Mastercard, Cl A	62,200	9,414
Visa, Cl A	80,000	9,122

Total IT Services		18,536

Life Sciences Tools & Services [2.0%]
Thermo Fisher Scientific	29,200	5,545

Machinery [0.9%]
Ingersoll-Rand	28,000	2,497

Media [4.4%]
Comcast, Cl A	148,000	5,928
Time Warner	26,600	2,433
Walt Disney	34,000	3,655

Total Media		12,016

Multi-Utilities [0.9%]
CMS Energy	54,000	2,554

Oil, Gas & Consumable Fuels [4.4%]
Cabot Oil & Gas	95,000	2,717
Chevron	26,600	3,330
Concho Resources *	20,000	3,005
ExxonMobil	35,000	2,927

Total Oil, Gas & Consumable Fuels		11,979

Pharmaceuticals [5.5%]
Eli Lilly	48,000	4,054
Johnson & Johnson	42,000	5,868

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Zoetis, Cl A	74,000	$5,331

Total Pharmaceuticals		15,253

Real Estate Investment Trusts [1.6%]
Essex Property Trust	18,000	4,345

Road & Rail [1.4%]
Union Pacific	28,500	3,822

Semiconductors & Semiconductor Equipment [2.0%]
NXP Semiconductors *	22,000	2,576
Texas Instruments	27,000	2,820

Total Semiconductors & Semiconductor Equipment		5,396

Software [5.6%]
Adobe Systems *	32,600	5,713
Electronic Arts, Inc. *	23,000	2,416
Microsoft	87,000	7,442

Total Software		15,571

Specialty Retail [2.7%]
Home Depot	40,000	7,581

Technology Hardware, Storage & Peripherals [2.3%]
Apple	38,000	6,431

Water Utilities [1.7%]
American Water Works	51,500	4,712

Total Common Stock
(Cost $182,713)		271,081

Short-Term Investment** [1.5%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	4,090,294	4,090

Total Short-Term Investment
(Cost $4,090)		4,090

Total Investments [99.9%]
(Cost $186,803)		$275,171

Percentages are based on Net Assets of $275,543 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2017.

Cl — Class

As of December 31, 2017, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)
Common Stock [91.8%]
China [31.2%]
AAC Technologies Holdings	3,054,200	$54,494
Alibaba Group Holding ADR *	319,219	55,043
ANTA Sports Products	4,243,000	19,252
Baidu ADR *	65,400	15,317
China Medical System Holdings	11,819,000	27,563
China Overseas Land & Investment	4,369,000	14,064
China Railway Group, Cl H	27,791,000	20,560
China State Construction International Holdings	12,472,091	17,464
Ctrip.com International ADR *	328,500	14,487
Great Wall Motor, Cl H	30,646,500	35,107
Minth Group	4,370,000	26,373
New Oriental Education & Technology Group ADR	25,000	2,350
Ping An Insurance Group of China, Cl H	4,625,000	48,157
Sunny Optical Technology Group	3,940,132	50,381
Tencent Holdings	1,655,900	86,050
Zhejiang Expressway, Cl H	12,607,000	13,861
ZTE, Cl H	5,366,824	20,161

Total China		520,684

Hong Kong [7.6%]
Galaxy Entertainment Group	6,081,000	48,801
Man Wah Holdings	16,520,800	15,711
MTR	4,197,834	24,608
NagaCorp	34,771,063	26,926
Tongda Group Holdings	44,800,000	11,469

Total Hong Kong		127,515

India [17.7%]
Bharat Petroleum (B)	2,134,760	17,315
CESC (B)	1,352,688	22,210
Crompton Greaves Consumer Electricals (B)	3,139,392	13,551
Emami	392,778	8,186
HDFC Bank ADR (B)	85,000	8,642
Housing Development Finance (B)	603,772	16,180
ICICI Bank (B)	2,736,764	13,463
ICICI Bank ADR (B)	1,664,775	16,198
ICICI Lombard General Insurance (A) (B)	915,458	11,123
ICICI Prudential Life Insurance (A) (B)	1,601,144	9,623
Indian Oil (B)	1,713,000	10,428
ITC (B)	3,693,234	15,232
Kotak Mahindra Bank (B)	1,597,940	25,291
Larsen & Toubro (B)	1,326,500	26,150
SBI Life Insurance * (A) (B)	885,576	9,647
Tata Motors, Cl A (B)	4,387,833	16,781
Tata Motors ADR *(B)	388,670	12,853
Tech Mahindra (B)	2,637,336	20,827
Zee Entertainment Enterprises (B)	2,390,008	21,785

Total India		295,485

Description	Shares	Value (000)
Indonesia [7.2%]
Bank Mandiri Persero	42,283,600	$24,932
Ciputra Development	182,218,059	15,915
Jasa Marga Persero	34,503,943	16,276
Lippo Karawaci	158,925,861	5,716
Mitra Adiperkasa	30,877,700	14,110
MNC Kapital Indonesia * (C) (D) (E)	89,799,500	5,163
Ramayana Lestari Sentosa	18,442,300	1,631
Sarana Menara Nusantara (C)(D)	15,367,300	4,078
Surya Citra Media	62,420,000	11,410
United Tractors	8,072,200	21,062

Total Indonesia		120,293

Malaysia [5.1%]
Gamuda	10,042,400	12,308
Inari Amertron	42,990,079	36,117
My EG Services	29,721,900	16,378
Padini Holdings	15,238,400	19,881

Total Malaysia		84,684

Philippines [7.3%]
Ayala	723,210	14,705
BDO Unibank	5,940,860	19,517
GT Capital Holdings	612,760	15,859
JG Summit Holdings	5,601,680	8,091
Jollibee Foods	2,130,480	10,797
Megaworld	151,872,826	15,698
Security Bank	3,310,700	16,673
SM Prime Holdings	26,860,875	20,178

Total Philippines		121,518

South Korea [7.4%]
Cosmax *	158,177	17,287
Innocean Worldwide *	243,943	16,680
NAVER *	40,855	33,201
Samsung Electronics	16,595	39,498
Samsung Life Insurance *	148,100	17,223

Total South Korea		123,889

Taiwan [3.6%]
Airtac International Group	2,536,488	45,601
General Interface Solution Holding	2,106,000	14,083

Total Taiwan		59,684

Thailand [3.2%]
KCE Electronics	6,412,500	16,282
Minor International	12,741,274	17,105
Minor International NVDR	1,096,700	1,472
Siam Cement	1,259,000	18,929

Total Thailand		53,788

United States [1.5%]
Cognizant Technology Solutions, Cl A	252,000	17,897

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares / Number of Warrants	Value (000)
Videocon d2h ADR *	658,724	$6,265
Total United States		24,162

Total Common Stock
(Cost $1,105,505)		1,531,702

Participatory Notes [1.0%]
Credit Suisse # *	3,247,990	15,995

Total Participatory Notes
(Cost $11,160)		15,995

Warrant [0.1%]
Inari Amertron, Expires 02/17/20, Strike Price 1.60 (MYR)*	1,117,403	727

Total Warrant
(Cost $–)		727

Short-Term Investment** [4.0%]
SEI Daily Income Trust Government Fund, Cl F, 1.040%	66,934,448	66,934

Total Short-Term Investment
(Cost $66,934)		66,934

Total Investments [96.9%]
(Cost $1,183,599)		$1,615,358

Percentages are based on Net Assets of $1,667,816 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2017.

#	Expiration date not available.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $30,393 (000), representing 1.8% of the net assets of the Fund.
(B)	Securities held through a Mauritius Subsidiary.
(C)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2017, was $9,241 (000) and represented 0.5% of the net assets of the Fund.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security is considered illiquid. The total market value of such security as of December 31, 2017, was $5,163 (000) and represented 0.3% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

MYR — Malaysian Ringgit

NVDR — Non Voting Depository Receipt

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,522,461	$—	$9,241	$1,531,702
Participatory Notes	—	15,995	—	15,995
Warrant	—	727	—	727
Short-Term Investment	66,934	—	—	66,934
Total Investments in Securities	$1,589,395	$16,722	$9,241	$1,615,358

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: March 1, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt,
Treasurer

Date: March 1, 2018